Registration No. 333-00101

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                        POST-EFFECTIVE AMENDMENT NO. 12 TO
                                    FORM S-6

                     FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                  OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

        PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
                            (Exact Name of Depositor)

                          The Principal Financial Group
                           Des Moines, Iowa 50392-0100
               (Address of Depositor's Principal Executive Offices)

                                 Sarah J. Pitts
                     Principal Life Insurance Company
                          The Principal Financial Group
                             Des Moines, Iowa 50392-0300
                     (Name and address of agent for service)
              Telephone Number, Including Area Code: (515) 247-5111

                   Please send copies of all communications to

                                 J. Sumner Jones
                                 Jones & Blouch
                                 Suite 405 West
                        1025 Thomas Jefferson Street, NW
                            Washington, DC 20007-0805

It is proposed that this filing will become effective (check appropriate box)

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485

     __X___ on May 1, 2002 pursuant to paragraph (b) of Rule 485

     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     _____ on (date) pursuant to paragraph (a)(1) of Rule 485


     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title and Amount of  Securities:  PrinFlex Life Insurance  Policy.

                        PRINCIPAL LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                       Registration Statement on Form S-6
                              Cross Reference Sheet

    Items of
   Form N-8B-2               Captions in Prospectus

        1..............  Cover Page

        2..............  The Company

        3..............  Not Applicable

        4..............  Distribution of the Policy

        5..............  Principal Life Insurance Company Variable Life
                         Separate Account

        6(a)...........  Not Applicable

        6(b)...........  Not Applicable

        7..............  Not Required

        8..............  Not Required

        9..............  Legal Proceedings

        10(a)..........  Ownership, Beneficiaries, Assignment

        10(b)..........  Policy Values; Participating Policy

        10(c), 10(d)...  Summary (Transfers; Policy Loans;
                         Surrenders, Charges and Deductions; Maturity Proceeds; Death Benefits and Proceeds, Termination and Reinstatement; Ten Day Examination Offer); Ten Day Examination Offer; Investment Account Transfers; Policy Loans; Death Benefits and Rights; Charges and Deductions (Transaction Fees, Surrender Charge)
                         Policy Termination  and Reinstatement

        10(e)..........  Summary (Termination and Reinstatement); Policy
                         Termination and Reinstatement; Registration Statement

        10(f)..........  Other Matters (Voting Rights)

        10(g)(1),
        10(g)(2),
        10(h)(1),
        10(h)(2).......  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion or Substitution of Investments; The Contract)

        10(g)(3),
        10(g)(4),
        10(h)(3),
        10(h)(4).......  Not Applicable

        10(i)..........  Principal Life Insurance Company Variable Life
                         Separate Account, The Policy;
                         Death Benefits and Rights;
                         General Provisions (Addition, Deletion or Substitution of Investments; Optional Insurance Benefits; Benefit Payment Options); Federal Tax Matters

        11.............  Principal Life Insurance Company Variable Life
                         Separate Account; General
                         Provisions (Addition, Deletion or Substitution of Investments)

        12(a)..........  Cover page

        12(b)..........  Principal Life Insurance Company Variable Life
                         Separate Account

        12(c)..........  Not Applicable

        12(d)..........  Distribution of the Policy

        12(e)..........  Not Applicable

        13(a)..........  Summary (Charges and Deductions); Principal Life
                         Insurance Company Variable Life Separate Account; Charges and Deductions; Distribution of the Policy

        13(b), 13(c),
        13(d), 13(e),
        13(f), 13(g)...  Not Applicable

        14.............  Distribution of the Policy

        15.............  Summary (Premiums); The Policy (To Buy a Policy)

        16.............  Summary (The Policy); Principal Life Insurance
                         Company Variable Life Separate Account; The Policy (Allocation of Premiums; Policy Values, Investment Account Transfers, Fixed Account Transfers, Automatic Portfolio Rebalancing, Policy Loans, Loan Account, Surrenders); General Provisions (Addition, Deletion or Substitution of Investments)

        17(a), 17(b),
        17(c)..........  Captions referenced under Items 10(c), 10(d), 10(e), and 10(i) above

        18(a)..........  Summary (Policy Value); The Policy

        18(b)..........  Not Applicable

        18(c)..........  Values and Policy Features While the Policy is in Force

        18(d)..........  Not Applicable

        19.............  Other Matters (Voting Rights; Statement of Values)

        20(a), 20(b)...  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion or Substitution of Investments); Other Matters (Voting Rights)

        20(c), 20(d),
        20(e), 20(f)...  Not Applicable

        21(a), 21(b)...  Summary (Policy Loans); The Policy
                         (Policy Loans)

        21(c)..........  Not Applicable

        22.............  General Provisions (The Contract; Incontestability)

        23.............  Not Applicable

        24.............  Charges and Deductions (Special Provisions for Group or
                         Sponsored Arrangements)

        25.............  The Company

        26.............  Not Applicable

        27.............  The Company

        28.............  Officers and Directors of Principal Life
                         Insurance Company

        29.............  The Company

        30.............  Not Applicable

        31.............  Not Applicable

        32.............  Not Applicable

        33.............  Not Applicable

                               PRINFLEX LIFE/(R)/

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY


The PrinFlex Life/(R)/ Flexible Variable Universal Life Insurance Policy (the "Policy") is issued by Principal Life Insurance Company (the "Company"). The Policy provides:
.. a death benefit payable on the death of the insured;
.. Policy loans; and
.. a net surrender value which may be accessed by a partial or total surrender of the Policy.

This prospectus provides information that you should know before buying a Policy. It is accompanied by a current prospectus for the underlying mutual funds that are available under the Policy. Please read these prospectuses carefully and keep them for future reference.



The investment options available under the Policy are:

     AIM V.I. Core Equity Fund - Series I/(1)/             Government Securities Account
     AIM V.I. Growth Fund - Series I                       Growth Account
     AIM V.I. Premier Equity Fund - Series I/(2)/          International Account
                                                           International Emerging Markets
     American Century Variable Portfolios, Inc.            Account*
     VP Income & Growth Fund - Investor Class              International SmallCap Account
     VP Ultra Fund - Investor Class                        LargeCap Blend Account*
     VP Value Fund - Investor Class*                       LargeCap Growth Account
     DIP                                                   LargeCap Stock Index Account
     Founders Discovery Portfolio - Service Class          LargeCap Value Account*
     Fidelity Variable Insurance Products Fund II          MicroCap Account
     Contrafund/(R)/ Portfolio - Initial Class             MidCap Account
     Fidelity Variable Insurance Products Fund             MidCap Growth Account
     Equity-Income Portfolio - Initial Class               MidCap Growth Equity Account
     Growth Portfolio - Initial Class*                     MidCap Value Account
     High Income Portfolio - Initial Class                 Money Market Account
     INVESCO Variable Investment Funds, Inc.               Real Estate Account
     INVESCO VIF - Dynamics Fund - Investor Class          SmallCap Account
     INVESCO VIF - Health Sciences Fund - Investor Class   SmallCap Growth Account
     INVESCO VIF - Small Company Growth - Investor Class   SmallCap Value Account
     INVESCO VIF - Technology Fund - Investor Class        Utilities Account
     Janus Aspen Series                                    Putnam Variable Trust
     Aggressive Growth Portfolio - Service Shares          Putnam VT Global Asset Allocation
                                                           Fund - Class IB
     Principal Variable Contracts Fund, Inc.               Putnam VT Vista Fund - Class IB
     Asset Allocation Account                              Putnam VT Voyager Fund - Class IB
     Balanced Account                                      Wells Fargo Variable Trust
     Bond Account                                          Asset Allocation Fund*
     Capital Value Account                                 Equity Income Fund*
     Equity Growth Account                                 Large Company Growth Fund*


  * Available beginning May 20, 2002 in states where permissible. Please consult your sales representative for availability.
  /(1)/ previously "AIM V.I. Growth and Income Fund."
  /(2)/ previously "AIM V.I. Value Fund."


As in the case of other life insurance Policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage.


This Policy is NOT:
.. a bank deposit
.. endorsed by a bank or government agency
.. federally insured
The Policy involves investment risk, including possible loss of principal.

You should be aware that the Securities and Exchange Commission ("SEC") has not reviewed the Policy for its investment merit, and does not guarantee that the information in this prospectus is accurate or complete. It is a criminal offense to say otherwise.


                     This prospectus is dated May 1, 2002.




TABLE OF CONTENTS


GLOSSARY................................................................ 4

SUMMARY .................................................................6

CONDENSED FINANCIAL INFORMATION .........................................13

THE COMPANY .............................................................16

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT.........16

THE UNDERLYING MUTUAL FUNDS.............................................17

THE POLICY..............................................................22

DEATH BENEFITS AND RIGHTS...............................................29

CHARGES AND DEDUCTIONS..................................................31

THE FIXED ACCOUNT.......................................................36

POLICY TERMINATION AND REINSTATEMENT....................................37

OTHER MATTERS...........................................................39

GENERAL PROVISIONS......................................................41

DISTRIBUTION OF THE POLICY..............................................45

OFFICERS AND DIRECTORS OF PRINCIPAL MANAGEMENT CORPORATION..............45

EXECUTIVE OFFICERS OF PRINCIPAL LIFE INSURANCE COMPANY (OTHER THAN DIRECTORS) 46

DIRECTORS OF PRINCIPAL LIFE INSURANCE COMPANY...........................46

STATE REGULATION........................................................47

FEDERAL TAX MATTERS.....................................................48

GENERAL INFORMATION.....................................................49

FINANCIAL STATEMENTS....................................................50

Appendix A - Sample Illustrations.......................................144

Appendix B - Target Premiums............................................151


The Policy offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

GLOSSARY


ADJUSTMENT - changes to your Policy resulting from an increase or decrease in policy face amount or a change in smoking status, death benefit option, rating or riders.



ADJUSTMENT DATE - the monthly date on or next following the Company's approval of a requested adjustment.


ATTAINED AGE - the insured's age on the birthday on or preceding the last policy anniversary.


BUSINESS DAY - any date that the New York Stock Exchange is open for trading and trading is not restricted.


DIVISION - a part of the Separate Account which invests in shares of a mutual fund.


EFFECTIVE DATE - the date on which all requirements for issuance of a Policy have been satisfied.


FIXED ACCOUNT - that part of the policy value that reflects value in the General Account of the Company.


GENERAL ACCOUNT - assets of the Company other than those allocated to any of our Separate Accounts.


INSURED - the person named as the "insured" on the application for the Policy. The insured may or may not be the owner.


LOAN ACCOUNT - that part of the policy value that reflects the value transferred from the divisions and/or Fixed Account as collateral for a policy loan.



MATURITY DATE - the policy anniversary following the insured's 95th birthday.



MINIMUM REQUIRED PREMIUM - the amount that, if paid, will keep the Policy in force for one month (not taking into account the current monthly policy charge and surrender charge).


MONTHLY DATE - the day of the month which is the same day as the policy date.
 Example: If the policy date is June 5, 2001, the first monthly date is July 5, 2001.


MONTHLY POLICY CHARGE - the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge and mortality and expense risks charge in effect on the monthly date.



NET PREMIUM - the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the Divisions and/or Fixed Account.



NET SURRENDER VALUE - policy value minus any surrender charge minus any policy loans and unpaid loan interest.


NOTICE - any form of communication received in our home office which provides the information we need which may be in writing or another manner which we approve in advance.


OWNER - the person, including joint owner, who owns all the rights and privileges of this contract.


POLICY DATE - the date from which monthly dates, policy years and policy anniversaries are determined.



POLICY VALUE - an amount equal to the Fixed Account value plus the Divisions value(s) plus the Loan Account value.

POLICY YEAR - the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one year period beginning on a policy anniversary.
 Example: If the policy date is June 5, 2001, the first policy year ends on June 4, 2002. The first policy anniversary falls on June 5, 2002.


PREMIUM EXPENSE CHARGE - the charge deducted from premium payments to cover a sales charge, state and local premium taxes and federal taxes.



PRORATED BASIS - in the proportion that the value of a particular Divisions or the Fixed Account bears to the total value of all Divisions and the Fixed Account.



RELATED POLICIES - policies which have a common effective date pursuant to a written request from the applicant(s).


SURRENDER VALUE - policy value minus any surrender charge.


TARGET PREMIUM - a premium amount which is used to determine the maximum sales charge that is included as part of the premium expense charge and any applicable contingent deferred sales charge under a Policy. Target premiums are provided in Appendix B.



UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate division or portfolio thereof, in which a Division invests.


UNIT - the accounting measure used to calculate the value of the Divisions.



VALUATION DATE - the date as of which the net asset value of a mutual fund is determined.


VALUATION PERIOD - the period of time between determination of net asset value on one valuation date and the next valuation date.


WRITTEN REQUEST - actual delivery to the Company at our home office of a written notice or request, signed and dated, on a form we supply or approve.



Your notices may be mailed to us at:
   Principal Life Insurance Company
   P.O. Box 9296
   Des Moines, Iowa 50306-9296
   Phone: 1-800-247-9988

SUMMARY


This prospectus describes a flexible variable universal life Policy offered by the Company. This is a brief summary of the Policy's features. More detailed information follows later in this prospectus.



THE POLICY
The Policy is designed to provide you with:
.. life insurance protection, and
.. flexibility in:
  . the amount and frequency of premium payments (subject to certain limitations), and
  . the amount of life insurance proceeds payable under the Policy.

You may allocate your net premium payments to divisions and/or the Fixed Account. Not all divisions are available in all states. A current list of divisions available in your state may be obtained from a sales representative or our home office.



Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.


The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.


   DIVISION:                  THE DIVISION INVESTS IN:
   ---------                  ------------------------
   AIM V.I. Core Equity       AIM V.I. Core Equity Fund - Series I
   AIM V.I. Growth            AIM V.I. Growth Fund - Series I
   AIM V.I. Premier Equity    AIM V.I. Premier Equity Fund - Series I
   American Century VP        American Century VP Income & Growth Fund -
   Income & Growth            Investor Class
   American Century VP
   Ultra                      American Century VP Ultra Fund - Investor Class
   American Century VP
   Value                      American Century VP Value Fund - Investor Class
                              DIP
   DIP Founders Discovery     Founders Discovery Portfolio - Service Class
   Portfolio
                              Fidelity Variable Insurance Products Fund II
   Fidelity VIP Contrafund    Contrafund Portfolio - Initial Class
                              Fidelity Variable Insurance Products Fund
   Fidelity VIP               Equity-Income Portfolio - Initial Class
   Equity-Income
   Fidelity VIP Growth        Growth Portfolio - Initial Class
   Fidelity VIP High Income   High Income Portfolio - Initial Class
   INVESCO VIF - Dynamics
   Fund                       INVESCO VIF - Dynamics Fund - Investor Class
   INVESCO VIF - Health       INVESCO VIF - Health Sciences Fund - Investor
   Sciences Fund              Class
   INVESCO VIF - Small        INVESCO VIF - Small Company Growth - Investor
   Company Growth             Class
   INVESCO VIF - Technology
   Fund                       INVESCO VIF - Technology Fund - Investor Class
                              Janus Aspen Series
   Janus Aspen Aggressive     Aggressive Growth Portfolio - Service Shares
   Growth
                              Principal Variable Contracts Fund, Inc.
   Asset Allocation           Asset Allocation Account
   Balanced                   Balanced Account
   Bond                       Bond Account
   Capital Value              Capital Value Account
   Equity Growth              Equity Growth Account
   Government Securities      Government Securities Account
   Growth                     Growth Account
   International              International Account
   International Emerging     International Emerging Markets Account
   Markets
   International SmallCap     International SmallCap Account
   LargeCap Blend             LargeCap Blend Account
   LargeCap Growth            LargeCap Growth Account
   LargeCap Stock Index       LargeCap Stock Index Account
   LargeCap Value             LargeCap Value Account
   MicroCap                   MicroCap Account
   MidCap                     MidCap Account
   MidCap Growth              MidCap Growth Account
   MidCap Growth Equity       MidCap Growth Equity Account
   MidCap Value               MidCap Value Account
   Money Market               Money Market Account
   Real Estate                Real Estate Account
   SmallCap                   SmallCap Account
   SmallCap Growth            SmallCap Growth Account
   SmallCap Value             SmallCap Value Account
   Utilities                  Utilities Account
   Putnam VT Global Asset
   Allocation                 Putnam VT Global Asset Allocation Fund - Class IB
   Putnam VT Vista            Putnam VT Vista Fund - Class IB
   Putnam VT Voyager          Putnam VT Voyager Fund - Class IB
   Wells Fargo VT Asset
   Allocation                 Wells Fargo VT Asset Allocation Fund
   Wells Fargo VT Equity
   Income                     Wells Fargo VT Equity Income Fund
   Wells Fargo VT Large
   Company Growth             Wells Fargo VT Large Company Growth Fund

PREMIUMS
The Company guarantees that the Policy will stay in force if you have paid enough premium to meet the grace period provision (see THE POLICY - Payment of Premiums). Your initial premium payment must be at least as much as the minimum monthly premium shown on your illustration for the Policy. Increases in the face amount of the Policy cause increases in the minimum monthly premium.

Your net premiums are allocated to divisions and/or the Fixed Account. Your initial net premium is allocated to the Money Market Division at the end of the valuation date we receive the premium. Twenty-one days after the effective date of the Policy, the money is reallocated using your allocation instructions (see THE POLICY - Allocation of Premiums).


POLICY VALUE
Your policy value is:
.. the value(s) of your divisions
.. plus the value of your Fixed Account
.. plus the value of your Loan Account.


It is possible that investment performance could cause the loss of the entire amount allocated to the divisions. Without additional premium payments or investments in the Fixed Account or a death benefit guarantee rider, this could result in no death benefit upon the insured's death.



FIXED ACCOUNT
The Company guarantees that net premiums allocated to the Fixed Account earn interest at a guaranteed rate. In no event will the guaranteed interest rate be less than 3% compounded annually.

TRANSFERS
You may transfer amounts between the divisions and/or the Fixed Account. Transfers in and out of the Fixed Account are subject to specific limitations described in THE POLICY - Fixed Account Transfers.

POLICY LOANS
You may borrow against your policy value any time the Policy has a net surrender value. The minimum amount of a loan is $500.

LOAN ACCOUNT
When you take a policy loan, we establish a Loan Account. Interest is charged on the policy loan. An amount equal to the amount of the policy loan is transferred to the Loan Account from your divisions and/or Fixed Account. Interest is paid on the amount in the Loan Account.

SURRENDERS (TOTAL AND PARTIAL)
Total Surrender
---------------
.. You may surrender your Policy and receive the net surrender value.
.. We calculate the net surrender value as of the business day we receive your written request.
.. A surrender charge is imposed on total surrenders within ten years of the policy date (another date may apply if the Policy has been reinstated or the face amount increased).


Partial Surrender
-----------------
.. After the second policy year, you may request a partial surrender of the net surrender value.
.. The minimum amount of partial surrender is $500.
.. The total of your partial surrenders during a policy year may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year).
.. Surrenders are taken from premiums paid into the Policy on a last-in, first-out basis.
.. Partial surrenders are limited to no more than two in each policy year.

CHARGES AND DEDUCTIONS
Deductions from Premiums
------------------------
.. Sales load of 2.75% of premiums less than or equal to target premiums (0.75% of premiums in excess of target premiums) made:
  . during each of the first ten years; and . with respect to premiums made because of a face amount increase, during the first ten years after the increase.
.. 2.20% for state and local taxes.
.. 1.25% for federal taxes.

Surrender Charges
-----------------
A surrender charge is imposed on Policy termination or total surrender during the first ten policy years (and ten years after an increase in the face amount). The charge is:
.. deferred administrative charge of $3 per $1,000 of face amount (but no more than $1,500 per Policy), plus
.. deferred sales charge of 47.25% times premiums paid (up to a maximum of two target premiums) (see CHARGES AND DEDUCTIONS - Surrender Charge), multiplied by
.. the applicable surrender charge percentage shown below:

                                 SURRENDER CHARGE PERCENTAGE TABLE
                                 ---------------------------------
                     NUMBER OF YEARS SINCE POLICY     THE FOLLOWING PERCENTAGE OF
                    DATE AND/OR THE ADJUSTMENT DATE   SURRENDER CHARGE IS PAYABLE
                    -------------------------------   ---------------------------
                              1 through 5                       100.00%
                                   6                             95.24
                                   7                             85.71
                                   8                             71.43
                                   9                             52.38
                                  10                             28.57
                             11 and later                        00.00



Monthly Policy Charges
----------------------
.. Administration charge:
  . During first policy year: 1/12 x ($.40 for each $1,000 of face amount) but not less than $6.00/month and not more than $16.67/month.
  . During every policy year after the first, the monthly administration charge is $6.00.
.. Cost of insurance charge which is based on gender, issue age, duration since issue, smoking status and insured risk classification.

.. Mortality and expense risks charge of 0.90% of your divisions per year. (After the 9th policy year, the mortality and expense risks charge will not be more than 0.27% per year.)
.. Supplemental benefit rider(s) charge(s).

Other Charges
-------------
.. Transaction charge of the lesser of $25 or 2% of the amount surrendered for each partial surrender.
.. Investment management fees and other operating expenses for the mutual funds underlying the divisions of the Separate Account.
.. Policy loan interest of 8% annually.
.. Charges apply for certain optional insurance benefits. For example, a cost of insurance charge applies for the waiver of monthly policy charges optimal insurance benefit based on the issue age of the insured and the duration from the Policy issuance.


Underlying Mutual Funds Expense
-------------------------------
The annual expenses of Underlying Mutual Funds (as a percentage of average net assets) as of December 31, 2001 were:

  UNDERLYING MUTUAL     MANAGEMENT   12B-1       OTHER       TOTAL EXPENSES
  ------FUNDS------        FEES      FEES       EXPENSES   AFTER REIMBURSEMENT
        -----           ----------   -----      --------  ---------------------
 AIM V.I. Core Equity
 Fund - Series I          0.61%         N/A      0.21%            0.82%
 AIM V.I. Growth Fund
 - Series I               0.62          N/A      0.26             0.88
 AIM V.I. Premier
 Equity Fund - Series
 I                        0.60          N/A      0.25             0.85
 American Century
 Variable Portfolios,
 Inc.
 VP Income & Growth
 Fund - Investor Class    0.70          N/A      0.00             0.70
 VP Ultra Fund -
 Investor Class           1.00//        N/A      0.00             1.00
 VP Value Fund -
 Investor Class           0.97          N/A      0.00             0.97
 DIP
 Founders Discovery
 Portfolio - Service
 Class                    0.90        0.25/(1)/  0.62            1.50/(2)/
 Fidelity Variable
 Insurance Products
 Equity-Income
 Portfolio - Initial
 Class                    0.48          N/A      0.10            0.58/(3)/
 Growth Portfolio -
 Initial Class            0.58          N/A      0.10            0.65/(3)/
 High Income Portfolio
 - Initial Class          0.58          N/A      0.13            0.70/(3)/
 Fidelity VIP II
 Contrafund Portfolio
 - Initial Class          0.58          N/A      0.10            0.64/(3)/
 INVESCO Variable
 Investment Funds,
 Inc.
 INVESCO VIF -
 Dynamics Fund -
 Investor Class           0.75          N/A      0.33        1.08/(3)/
 INVESCO VIF - Health
 Sciences Fund -
 Investor Class           0.75          N/A      0.31        1.06/(3)/
 INVESCO VIF - Small
 Company Growth Fund -
 Investor Class           0.75          N/A      0.54       1.29/(3)(4)/
 INVESCO VIF -
 Technology Fund -
 Investor Class           0.75          N/A      0.32        1.07/(3)/
 Janus Aspen Series
 Aggressive Growth
 Portfolio - Service
 Shares                   0.65        0.25/(1)/  0.02        0.92/(5)/
 Principal Variable
 Contracts Fund
 Asset Allocation
 Account                  0.80          N/A      0.05             0.85
 Balanced Account         0.59          N/A      0.02             0.61
 Bond Account             0.49          N/A      0.01             0.50
 Capital Value Account    0.60          N/A      0.01             0.61
 Equity Growth Account    0.74          N/A      0.01             0.75
 Government Securities
 Account                  0.48          N/A      0.01             0.49
 Growth Account           0.60          N/A      0.01             0.61
 International Account    0.85          N/A      0.07             0.92
 International
 Emerging Markets
 Account                  1.25          N/A      1.08            1.35/(6)(7)/
 International
 SmallCap Account         1.20          N/A      0.21             1.41
 LargeCap Blend
 Account
 LargeCap Growth
 Account                  1.10          N/A      0.07            1.17/(6)/
 LargeCap Stock Index
 Account                  0.35          N/A      0.06            0.40/(6)(7)/
 LargeCap Value
 Account
 MicroCap Account         1.00          N/A      0.30             1.30
 MidCap Account           0.61          N/A      0.01             0.62
 MidCap Growth Account    0.90          N/A      0.07             0.97
 MidCap Growth Equity
 Account                  1.00          N/A      0.35            1.10/(6)/
 MidCap Value Account     1.05          N/A      0.31             1.36
 Money Market Account     0.48          N/A      0.02             0.50
 Real Estate Account      0.90          N/A      0.02             0.92
 SmallCap Account         0.85          N/A      0.15             1.00
 SmallCap Growth
 Account                  1.00          N/A      0.05             1.05
 SmallCap Value
 Account                  1.10          N/A      0.14             1.24
 Utilities Account        0.60          N/A      0.02             0.62
 Putnam Variable Trust
 Putnam VT Global
 Asset Allocation Fund
 - Class IB               0.65        0.15/(1)/  0.12             0.92
 Putnam VT Vista Fund
 - Class IB               0.65        0.15/(1)/  0.10             0.90
 Putnam VT Voyager
 Fund - Class IB          0.53        0.15/(1)/  0.04             0.72
 Wells Fargo Variable
 Trust
 Asset Allocation Fund    0.49      0.25/(1)/    0.26            1.00/(8)/
 Equity Income Fund       0.32      0.25/(1)/    0.43            1.00/(9)/
 Large Company Growth
 Fund                     0.54      0.25/(1)/    0.21            0.98/(8)/

/ //(1)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for recordkeeping, marketing and distribution services.
/ //(2)/ The Dreyfus Corporation agreed, until December 31, 2002, to waive receipt of a portion of its fees. Without the waiver, the fee would be 1.77%.
/ //(3)/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.
/ //(4)/ The fund's advisor contractually undertook to waive its fee and to reimburse the fund for certain expenses. Without such an arrangement, the total expenses would have been 1.25%.
/ //(5)/ All expenses are shown without the effect of any expense offset arrangements.
/ //(6)/ Principal Management Corporation voluntarily agreed to waive a portion of its fees. Without the waiver, the total annual expenses through December 31, 2001 would have been: 2.33% for the International Emerging Markets Account; 1.17% for the LargeCap Growth Account; 0.41% for the LargeCap Stock Index Account; and 1.35% for the MidCap Growth Equity Account.
/ //(7)/ Principal Management Corporation has voluntarily agreed to reimburse the total annual expenses through April 30, 2003 so that they will not exceed 1.75% for the International Emerging Markets Account, 1.00% for the LargeCap Blend Account, 0.40% for the LargeCap Stock Index Account and 1.00% for the LargeCap Value Account.
/ //(8)/ Expenses for this fund are estimated for 2002.
/ //(9)/ The fund's advisor contractually undertook to waive its fee and to reimburse the fund for certain expenses. Without such an arrangement, the total expenses would have been 1.23%.



DEATH BENEFITS AND PROCEEDS
The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the insured's date of death. The amount of the death proceeds are:
.. the death benefit plus interest (as explained in DEATH BENEFITS AND RIGHTS -
  Death Proceeds)
.. plus proceeds from any benefit riders
.. minus policy loans and unpaid loan interest
.. minus any overdue monthly Policy charges (overdue monthly policy charges arise when a policy is in a grace period and the net surrender value is insufficient to cover the monthly cost of insurance or expense charge deductions).



The Policy provides for two death benefit options - a level amount and a variable amount. You choose a death benefit option on your application. Subject to certain conditions, you may change your death benefit option after the Policy has been issued.



Death proceeds are paid in cash or applied under a benefit payment option. We pay interest on the death proceeds as required by state law.



MATURITY PROCEEDS
If the insured is living on the maturity date, we will pay you (the owner) an amount equal to the death proceeds as described above. The Policy then terminates. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option.

ADJUSTMENT OPTIONS
You may send us a written request to increase or decrease the face amount of the Policy. No request is approved if the Policy is in a grace period or if monthly Policy charges are being waived under a rider.

The minimum amount of a face amount increase is $50,000 and is subject to our underwriting guidelines in effect at the time you request the increase.


You may only request a decrease in face amount:
.. after the second policy anniversary; and .. if the request does not decrease the face amount below $50,000.

TERMINATION AND REINSTATEMENT
The Policy terminates when:
.. you make a total Policy surrender;
.. death proceeds are paid;
.. maturity proceeds are paid; or
.. you do not make additional premium payments (after the expiration of a 61-day grace period).

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured.


Subject to certain conditions, you may reinstate a Policy that terminated because of failure to pay minimum monthly premiums or insufficient values.


TEN DAY EXAMINATION OFFER (FREE-LOOK PROVISION)
.. You may return the Policy during the free-look period that is generally 10 days from when the Policy is delivered to you. The free-look period may be longer in certain states.
.. We return either all premiums paid or the policy value, whichever is required by applicable state law.

CONDENSED FINANCIAL INFORMATION


 Following are unit values for the Policy for the periods ended December 31.

                                                                                                                          NUMBER OF
                                                                                      ACCUMULATION UNIT VALUE            ACCUMULATIO
                                                                            -------------------------------------------     UNITS
                                                                            BEGINNING      END     PERCENTAGE OF CHANGE  OUEND OFING
                                                                            OF PERIOD   OF PERIOD   FROM PRIOR PERIOD      PERIOD
                                                                            ---------   ---------  --------------------      (IN
                                                                                                                         THOUSANDS)
                                                                                                                         -----------
 AIM V.I. Core Equity Division
 2001***                                                                    $   10.278   $ 8.386         (18.41)%              11
 AIM V.I. Growth Division
 2001***                                                                        10.151     8.560         (15.67)               20
 AIM V.I. Premier Equity Division
 2001***                                                                        10.167     8.857         (12.88)               46
 American Century VP Income and Growth Division
 2001***                                                                        10.140     9.035         (10.90)               35
 American Century VP Ultra Division
 2001***                                                                        10.164     9.190          (9.58)               20
 DIP Founders Discovery Portfolio Division
 2001***                                                                        10.236     8.894         (13.11)               17
 Fidelity VIP II Contrafund Division
 2001                                                                           18.269    16.032         (12.24)            2,468
 2000                                                                           19.565    18.269          (6.62)            1,870
 1999                                                                           15.746    19.565          24.25             1,100
 1998                                                                           12.114    15.746          29.98               510
 1997*                                                                          10.000    12.114          21.14               172
 Fidelity VIP Equity-Income Division
 2001                                                                           15.780    14.998          (4.95)            1,132
 2000                                                                           14.555    15.780           8.42               829
 1999                                                                           13.688    14.555           6.33               640
 1998                                                                           12.263    13.688          11.62               358
 1997*                                                                          10.000    12.263          22.63                83
 Fidelity VIP High Income Division
 2001                                                                            9.240     8.156         (11.73)              333
 2000                                                                           11.918     9.240         (22.47)              191
 1999                                                                           11.020    11.918           8.15               131
 1998                                                                           11.518    11.020          (4.32)               97
 1997*                                                                          10.000    11.518          15.18                29
 INVESCO VIF - Dynamics Fund Division
 2001***                                                                        10.449     8.049         (22.97)                7
 INVESCO VIF - Health Sciences Fund Division
 2001***                                                                        10.213     9.929          (2.78)               36
 INVESCO VIF - Small Company Growth Division
 2001***                                                                        10.306     8.509         (17.44)                7
 INVESCO VIF - Technology Fund Division
 2001***                                                                        10.691     7.126         (33.35)               16
 Janus Aspen Aggressive Growth Division
 2001***                                                                        10.397     7.566         (27.23)               51
 Asset Allocation Division
 2001                                                                           15.257    14.659          (3.92)              610
 2000                                                                           15.015    15.257           1.61               331
 1999                                                                           12.566    15.015          19.49               198
 1998                                                                           11.509    12.566           9.18               127
 1997*                                                                          10.000    11.509          15.09                49
 Balanced Division
 2001                                                                           13.259    12.336          (6.96)              765
 2000                                                                           13.242    13.259           0.13               612
 1999                                                                           12.932    13.242           2.40               630
 1998                                                                           11.555    12.932          11.92               470
 1997*                                                                          10.000    11.555          15.55               118
 Bond Division
 2001                                                                           12.451    13.462           8.12               919
 2000                                                                           11.510    12.451           8.18               583
 1999                                                                           11.816    11.510          (2.59)              416
 1998                                                                           10.973    11.816           7.68               170
 1997*                                                                          10.000    10.973           9.73                44
 Capital Value Division
 2001                                                                           13.903    12.784          (8.05)            1,755
 2000                                                                           13.609    13.903           2.16             1,462
 1999                                                                           14.219    13.609          (4.29)            1,442
 1998                                                                           12.519    14.219          13.58             1,001
 1997*                                                                          10.000    .2,519          25.19               252
 Equity Growth Division
 2001                                                                           18.159    15.461         (14.86)            3,154
 2000                                                                           20.567    18.159         (11.71)            2,465
 1999                                                                           14.728    20.567          39.65             1,605
 1998                                                                           12.388    14.728          18.89               966
 1997*                                                                          10.000    12.388          23.88               316
 Government Securities Division
 2001                                                                           13.142    14.142           7.61               511
 2000                                                                           11.796    13.142          11.41               249
 1999                                                                           11.830    11.796          (0.29)              261
 1998                                                                           10.927    11.830           8.26               276
 1997*                                                                          10.000    10.927           9.27                10
 Growth Division
 2001                                                                           15.404    11.475         (25.50)            1,259
 2000                                                                           17.144    15.404         (10.15)              918
 1999                                                                           14.724    17.144          16.43               623
 1998                                                                           12.133    14.724          21.35               323
 1997*                                                                          10.000    12.133          21.33                76
 International Division
 2001                                                                           13.912    10.536         (24.27)            1,622
 2000                                                                           15.179    13.912          (8.35)            1,218
 1999                                                                           12.053    15.179          25.93               866
 1998                                                                           10.959    12.053           9.98               647
 1997*                                                                          10.000    10.959           9.59               248
 International SmallCap Division
 2001                                                                           15.529    12.136         (21.85)              572
 2000                                                                           17.546    15.529         (11.50)              410
 1999                                                                            9.053    17.546          93.81               110
 1998**                                                                         10.000     9.053          (9.47)               35
 LargeCap Growth Division
 2001***                                                                        10.234     7.942         (22.39)               18
 LargeCap Stock Index Division
 2001                                                                            9.980     8.773         (12.10)            1,775
 2000                                                                           11.048     9.980          (9.67)            1,160
 1999****                                                                       10.000    11.048          10.48               604
 MicroCap Division
 2001                                                                            9.068     9.240           1.89               159
 2000                                                                            8.087     9.068          12.13                94
 1999                                                                            8.175     8.087          (1.07)               53
 1998**                                                                         10.000     8.175         (18.25)               18
 MidCap Division
 2001                                                                           16.153    15.554          (3.71)            1,684
 2000                                                                           14.096    16.153          14.59             1,441
 1999                                                                           12.470    14.096          13.04             1,299
 1998                                                                           12.027    12.470           3.68             1,123
 1997*                                                                          10.000    12.027          20.27               409
 MidCap Growth Division
 2001                                                                           11.615     9.650         (16.92)              334
 2000                                                                           10.744    11.615           8.11               199
 1999                                                                            9.688    10.744          10.90                91
 1998**                                                                         10.000     9.688          (3.12                33
 MidCap Growth Equity Division
 2001***                                                                        10.474     8.229         (21.44)               15
 MidCap Value Division
 2001***                                                                        10.144     9.650          (4.87)               33
 Money Market Division
 2001                                                                           12.247    12.728           3.93             2,063
 2000                                                                           11.542    12.247           6.11             1,384
 1999                                                                           11.021    11.542           4.73             1,037
 1998                                                                           10.469    11.021           5.27               724
 1997*                                                                          10.000    10.469           4.69               366
 Real Estate Division
 2001                                                                           11.702    12.726           8.75               210
 2000                                                                            8.935    11.702          30.97                63
 1999                                                                            9.353     8.935          (4.48)                8
 1998**                                                                         10.000     9.353          (6.47)                3
 SmallCap Division
 2001                                                                           10.133    10.392           2.56               330
 2000                                                                           11.479    10.133         (11.73)              184
 1999                                                                            7.995    11.479          43.58                95
 1998**                                                                         10.000     7.995         (20.05)               31
 SmallCap Growth Division
 2001                                                                           17.291    11.757         (32.01)              797
 2000                                                                           20.086    17.291         (13.92)              447
 1999                                                                           10.264    20.086          95.69               106
 1998**                                                                         10.000    10.264           2.64                20
 SmallCap Value Division
 2001                                                                           12.804    13.604           6.25               384
 2000                                                                           10.337    12.804          23.87               128
 1999                                                                            8.511    10.337          21.45                56
 1998**                                                                         10.000     8.511         (14.89)               17
 Utilities Division
 2001                                                                           14.093    10.189         (27.70)              182
 2000                                                                           11.826    14.093          19.17                89
 1999                                                                           11.560    11.826           2.29                36
 1998**                                                                         10.000    11.560          15.60                 4
 Putnam VT Global Asset Allocation Division
 2001                                                                           10.945    10.013          (8.51)              129
 2000                                                                           11.504    10.945          (4.86)               78
 1999                                                                           10.299    11.504          11.71                33
 1998**                                                                         10.000    10.299           2.99                 7
 Putnam VT Vista Division
 2001                                                                           15.376    10.225         (33.50)              606
 2000                                                                           16.031    15.376          (4.09)              326
 1999                                                                           10.506    16.031          52.59                55
 1998**                                                                         10.000    10.506           5.06                12
 Putnam VT Voyager Division
 2001                                                                           14.299    11.095         (22.41)            1,823
 2000                                                                           17.133    14.299         (16.54)            1,228
 1999                                                                           10.843    17.133          58.01               502
 1998**                                                                         10.000    10.843           8.43                83

 * For the period from February 7, 1997 date Policy first available through December 31, 1997.
 ** For the period from May 1, 1998 (date Division first offered in the Policy) through December 31, 1998.
 *** For the period from May 1, 2001 (date Division first offered in the Policy) through December 31, 2001.
 **** For the period from May 1, 1999 (date Division first offered in the Policy) through December 31, 1999.

THE COMPANY



The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of a mutual insurance holding company named "Principal Mutual Holding Company."


On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.



PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT


The Separate Account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the Securities and Exchange Commission ("SEC"). This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.


The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Policy, including the promise to make benefit option payments, are our general corporate obligations. However, the Policy provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Policy are not charged with any liabilities arising out of any other business of the Company.


The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.


THE UNDERLYING MUTUAL FUNDS


The underlying mutual funds are mutual funds registered under the Investment Company Act of 1940 (as amended) ("40 Act") as open-end management investment companies. The underlying mutual funds provide the investment vehicle for the Separate Account. A full description of the underlying mutual funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available from a sales representative or our home office.


The following is a brief summary of the investment objectives of each division:



AIM V.I. CORE EQUITY DIVISION

              INVESTS IN: AIM V.I. Core Equity Fund
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks growth of capital with a secondary objective of current income. The Fund invests primarily in equity securities.

AIM V.I. GROWTH DIVISION

              INVESTS IN: AIM V.I. Growth Fund
              INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks growth of capital while investing principally in seasoned and better capitalized companies.

AIM V.I. PREMIER EQUITY DIVISION

              INVESTS IN: AIM V.I. Premier Equity Fund
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital. Income is a secondary objective. The Fund invests primarily in equity securities.

AMERICAN CENTURY VP INCOME & GROWTH DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Income &
                Growth
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

AMERICAN CENTURY VP ULTRA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Ultra INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in common stocks of large U.S. companies.

AMERICAN CENTURY VP VALUE DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Value INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks capital growth over time and, secondarily, income by investing primarily in equity securities.

DIP FOUNDERS DISCOVERY DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Founders Discovery
                Portfolio
              INVESTMENT ADVISOR: Founders Asset Management LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S. based companies which are characterized as "growth" companies.

FIDELITY VIP CONTRAFUND DIVISION

              INVESTS IN: Fidelity VIP II Contrafund Portfolio
              INVESTMENT ADVISOR: Fidelity Management and Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation by investing primarily in common stocks.

FIDELITY VIP EQUITY-INCOME DIVISION

              INVESTS IN: Fidelity VIP Equity-Income Portfolio
              INVESTMENT ADVISOR: Fidelity Management and Research Company INVESTMENT OBJECTIVE: seeks reasonable income by investing primarily in income-producing equity securities.

FIDELITY VIP GROWTH DIVISION

              INVESTS IN: Fidelity VIP Growth Portfolio
              INVESTMENT ADVISOR: Fidelity Management and Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation by investing primarily in common stocks.

FIDELITY VIP HIGH INCOME DIVISION

              INVESTS IN: Fidelity VIP High Income Portfolio
              INVESTMENT ADVISOR: Fidelity Management and Research Company INVESTMENT OBJECTIVE: seeks a high level of current income by investing primarily in high yielding, lower quality, fixed-income securities, while also considering growth of capital.

INVESCO VIF - DYNAMICS DIVISION

              INVESTS IN: INVESCO VIF - Dynamics Fund
              INVESTMENT ADVISOR: INVESCO Funds Group
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in equity securities.

INVESCO VIF - HEALTH SCIENCES DIVISION

              INVESTS IN: INVESCO VIF - Health Sciences Fund
              INVESTMENT ADVISOR: INVESCO Funds Group
              INVESTMENT OBJECTIVE: seeks long-term capital growth. The Fund invests primarily in equity securities.

INVESCO VIF - SMALL COMPANY GROWTH DIVISION

              INVESTS IN: INVESCO VIF - Small Company Growth Fund
              INVESTMENT ADVISOR: INVESCO Funds Group
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing in small-capitalization companies.

INVESCO VIF - TECHNOLOGY DIVISION

              INVESTS IN: INVESCO VIF - Technology Fund
              INVESTMENT ADVISOR: INVESCO Funds Group

              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in equity securities and equity related instruments of companies engaged in technology related industries.

JANUS ASPEN AGGRESSIVE GROWTH DIVISION

              INVESTS IN: Janus Aspen Series Aggressive Growth Portfolio -
                Service Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Asset Allocation
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Balanced Account INVESTMENT ADVISOR: (equity securities portion) Invista Capital
                Management, LLC through a sub-advisory agreement
                (fixed-income securities portion) Principal Capital Income Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Capital Income Investors, LLC
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP BLEND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Blend
                Account
              INVESTMENT ADVISOR: Federated Investment Management Company
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

LARGECAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Account
              INVESTMENT ADVISOR: Janus Capital Management LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of growth companies.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

LARGECAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Value
                Account
              INVESTMENT ADVISOR: Bernstein Investment Research and Management
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital.

MICROCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MicroCap Account INVESTMENT ADVISOR: Goldman Sachs Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in value and growth oriented companies with small market capitalizations.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account
              INVESTMENT ADVISOR: The Dreyfus Corporation through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Equity Account
              INVESTMENT ADVISOR: Turner Investment Partners, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to achieve long-term growth of capital by investing primarily in medium capitalization U.S. companies with strong earnings growth potential.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

REAL ESTATE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: Berger Financial Group LLC through a
                sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

UTILITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Utilities Account INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to provide current income and long-term growth of income and capital by investing primarily in equity and fixed- income securities of companies in the public utilities industry.

PUTNAM VT GLOBAL ASSET ALLOCATION DIVISION

              INVESTS IN: Putnam VT Global Asset Allocation Fund
              INVESTMENT ADVISOR: Putnam Investment Management, Inc. INVESTMENT OBJECTIVE: to seek a high level of long-term total return consistent with preservation of capital.

PUTNAM VT VISTA DIVISION

              INVESTS IN: Putnam VT Vista Fund
              INVESTMENT ADVISOR: Putnam Investment Management, Inc. INVESTMENT OBJECTIVE: seeks capital appreciation by investing primarily in common stocks of U.S. companies.

PUTNAM VT VOYAGER DIVISION

              INVESTS IN: Putnam VT Voyager Fund
              INVESTMENT ADVISOR: Putnam Investment Management, Inc. INVESTMENT OBJECTIVE: seeks capital appreciation by investing primarily in common stocks of U.S. companies.

WELLS FARGO VT ASSET ALLOCATION DIVISION

              INVESTS IN: Wells Fargo VT Asset Allocation
              INVESTMENT ADVISOR: Barclays Global Fund Advisers through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to earn long-term total return consistent with reasonable risk. The fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities.

WELLS FARGO VT EQUITY INCOME DIVISION

              INVESTS IN: Wells Fargo VT Equity Income
              INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation and above average dividend income. The Fund invests in common stocks of large U.S. companies.

WELLS FARGO VT LARGE COMPANY GROWTH DIVISION

              INVESTS IN: Wells Fargo VT Large Company Growth
              INVESTMENT ADVISOR: Peregrine Capital Management, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation by investing primarily in large, high quality domestic companies.



An Investment Advisor agrees to provide investment advisory services for a specific underlying Mutual Fund or underlying Mutual Fund Account. For these services, each Investment Advisor is paid a fee.


The Company purchases and sells fund shares for the Separate Account at their net asset value without any sales or redemption charge. The Separate Account has divisions that correspond to interests in the underlying mutual funds. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.


THE POLICY


The descriptions that follow are based on provisions of the Policy offered by this prospectus.


TO BUY A POLICY
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.


The minimum face amount of a Policy is:
.. $50,000 for regular underwriting; or
.. $25,000 for simplified issue.
We reserve the right to increase or decrease the minimum face amount.

Applicants for the Policy must:
.. furnish satisfactory evidence of insurability for the insured; and .. meet our insurance underwriting guidelines and suitability rules.
We reserve the right to reject any application or related premium if we determine that our underwriting guidelines, suitability rules or procedures have not been met.

If you want insurance coverage to start at the time the application is submitted, you must send a payment of at least the required minimum initial premium amount with your completed application. The required minimum initial premium amount is shown on the Policy illustration. If this amount is submitted with the application, a conditional receipt is given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.


Policy Date
-----------
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the 28th of the same month. Policies that are issued on a COD basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your policy date is shown on the current data pages.

Upon specific request and our approval,
.. your Policy may be backdated, however:
  . the policy date may not be more than six months prior to the date of application (or shorter period if required by state law);
  . monthly Policy charges are deducted from the policy value for the backdated period; and
  . your written request (as defined in the glossary) specifying the backdated policy date must accompany the application.
.. in the case of related policies:
  . issuance of policies may be delayed to provide a common policy date;
  . we will set the common policy date following the last underwriting decision on all applications; and
  . your written request regarding the policy dates must accompany the applications.

Effective Date
--------------
The policy date and the effective date are the same unless:
.. a backdated policy date is requested; or .. a Policy is applied for on a COD basis (the effective date is the date we received at least the minimum monthly premium); or .. the application was not accompanied by a payment of at least the minimum monthly premium (the effective date is the date we receive at least the difference between the amount received and the minimum monthly premium); or
.. additional premiums are required (the effective date is the date we receive, review and accept the required premium); or .. application amendments are required (the effective date is the date we receive, review and accept amendments).

If the insured was to die before the owner actually receives the Policy, coverage is determined solely under the terms of the conditional receipt, if any. The insurance coverage under the Policy does not take effect until the owner actually receives the Policy.



PAYMENT OF PREMIUMS
The amount and frequency of your premium payments affects the policy value, the net surrender value and how long the Policy remains in force. There is a required minimum premium payment to issue the policy. After the initial premium, you may determine the amount and timing of subsequent premium payments within certain restrictions as outlined in your Policy. We send premium reminder notices to you if you establish an annual, semiannual or quarterly payment schedule. Preauthorized withdrawals may be set up on a monthly basis (to allow us to automatically deduct premium payments from your checking or other financial institution account). You must pay premiums to us at our home office. You may also make unscheduled payments to us at our home office or by payroll deduction (where permitted by state law and approved by us). See the Policy Termination and Reinstatement section for additional information regarding premium payments.



During the twelve month period ended December 31, 2001, we received premium payments totaling $163,063,640 for these Policies.



PREMIUM LIMITATIONS
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the current maximum premium payments allowed for life insurance under the Internal Revenue Code (the "Code"). If you make a premium payment that would result in total premiums exceeding the current maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Any excess will be returned and no further premiums are accepted until allowed by the current maximum premium limitations.


ALLOCATION OF PREMIUMS
Your initial net premium (and other net premiums we receive prior to the effective date and twenty days after the effective date) is allocated to the Money Market Division at the end of the valuation period we receive the premium. Twenty-one days after the effective date, the money is reallocated to the divisions and/or to the Fixed Account according to your instructions. If the twenty-first day is not a business day, the transfer will occur on the first business day following the twenty-first day from the effective date.
     Example: The effective date of your Policy is February 1st. Your net premium is allocated to the Money Market Division at the end of the valuation period we receive the premium. At the close of business on February 21st, the net premium is reallocated to the divisions and/or Fixed Account that you selected.


Net premium payments received after the twenty-day period are allocated to the divisions or to the Fixed Account according to your instructions. For each division and the Fixed Account, the allocation percentage must be zero or a whole number. The total of all the percentages for the divisions and the Fixed Account must equal 100.


The percentage allocation for future premium payments may be changed without charge, at any time by:
.. sending a written notice to us;
.. calling us at 1-800-247-9988 (if telephone privileges apply); and
.. visiting www.principal.com (if internet privileges apply).

The allocation changes are effective at the end of the valuation period in which your new instructions are received.


TEN DAY EXAMINATION OFFER (FREE-LOOK PROVISION)
Under state law, you have the right to return the Policy for any reason during the free-look period and receive your premiums paid. (If you apply for your Policy in California, the amount refunded is described below.) Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent (as determined by the postmark) no later than the last day of the free-look period as shown below.

The free-look period is the later of:
.. 10 days* after the Policy is delivered to you;
.. 10 days* after a written notice is delivered or mailed to you which tells about the cancellation right; or
.. 45 days after you complete the application.
  * Different free-look periods apply if your Policy is issued in:

    . California and you are age 60 and over (30 day free-look period); . Colorado (15 day free-look period); or . Idaho or North Dakota (20 day free-look period).

If you applied for your Policy in California, the amount refunded is:
.. the policy value as of the date we receive your written request for cancellation
.. plus the premium expense charge(s) deducted from the premium
.. plus the monthly policy charge(s) deducted from the policy value.

NOTES:

.. If the purchase of this Policy is a replacement for another life insurance policy or an annuity contract, different free-look periods may apply. We reserve the right to keep the initial premium payment in the Money Market Division longer than 20 days to correspond to the free-look periods of a particular state's replacement requirements.
.. See GENERAL PROVISIONS - Delay of Payments.

POLICY VALUES
Your policy value is equal to the sum of the values in your divisions, Fixed Account and Loan Account (see THE FIXED ACCOUNT and THE POLICY - Loan Account). The policy value reflects your premium payments, partial surrenders, policy loans and the Policy expenses.

There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or investments in the Fixed Account or a death benefit guarantee rider, this could result in no death benefit upon the insured's death.


At the end of any valuation period, your value in a division is:
.. the number of units you have in a division
.. multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:
.. your initial premium payment (less premium expense charges)
.. plus subsequent premium payments (less premium expense charges)
.. plus transfers from another division or the Fixed Account minus units sold:
.. for partial surrenders from the division;
.. as part of a transfer to another division, the Fixed Account or the Loan
  Account; and
.. to pay monthly Policy charges and fees.

Unit values are calculated each valuation date. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.


The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:

  [{the share price of the underlying mutual fund at the end of the valuation period before that day's transactions
                                      plus
    the per share amount of the dividend (or other distribution) made by the underlying mutual fund during the valuation period}
                                   divided by
    the share price of the underlying mutual fund at the end of the previous valuation period after that day's transactions].

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.



DIVISION TRANSFERS
You may request an unscheduled transfer or set up a periodic transfer by:
.. sending a written notice to us;
.. calling us at 1-800-247-9988 (if telephone privileges apply); or
.. visiting www.principal.com (if internet privileges apply).

You must specify the dollar amount or percentage to transfer from each division. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.



You may not make a transfer to the Fixed Account if:
.. a transfer has been made from the Fixed Account to a division within six months; or

.. immediately after the transfer, the Fixed Account value would be more than $1,000,000 (without our prior approval).


Unscheduled Transfers
---------------------
You may make unscheduled transfers from a division to another division or to the Fixed Account. The transfer is made, and values determined, as of the end of the valuation period in which we receive your request. The transfer amount must be equal to or greater than the lesser of $100 or the value of your division.


Scheduled Transfers (dollar cost averaging (DCA))
-------------------------------------------------
You may elect to have automatic transfers made on a periodic basis without an additional charge.
.. The amount of the transfer is:
  . the dollar amount you select (the minimum is the lesser of $100 or the value of the division); or
  . a percentage of the division value as of the date you specify (other than the 29th, 30th or 31st).
.. You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semiannually, quarterly or monthly).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. The value of the division must be equal to or more than $2,500 when your scheduled transfers begin.
.. Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.
.. We reserve the right to limit the number of Separate Account divisions from which simultaneous transfers are made. In no event will it ever be less than two.
.. Scheduled transfers will not start until the end of your free-look period.

FIXED ACCOUNT TRANSFERS
Transfers from your investment in the Fixed Account to divisions are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. For each division and the Fixed Account, the interfund transfer percentage must be zero or a whole number. The total of all the percentages for the divisions and the Fixed Account must equal 100. You may not make both a scheduled and unscheduled Fixed Account transfer in the same policy year. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

Unscheduled Transfers
---------------------
You may make one unscheduled Fixed Account transfer to a division(s) within the 30 day period following the policy date and each policy anniversary. The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
.. You must specify the dollar amount or percentage to be transferred (not to exceed 25% of the Fixed Account value as of the latter of the policy date or the most recent policy anniversary).
.. The minimum transfer amount must be equal to or greater than the lesser of $100 or the entire value of your Fixed Account.

Scheduled Transfers (dollar cost averaging (DCA))
-------------------------------------------------
You may make scheduled transfers on a monthly basis from the Fixed Account to division(s) without an additional charge as follows:
.. The value of your Fixed Account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000.
  . The amount of the transfer is:
  . the dollar amount you select (minimum of $50); or . a percentage of the Fixed Account value (the maximum amount of the transfer is 2% of the Fixed Account value as of the specified dated) as of the date you specify which may be:
    . the later of the policy date or most recent policy anniversary date; or . the date the Company receives your request.
.. Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. Scheduled transfers will not start until the end of your free-look period.

Scheduled transfers continue until your value in the Fixed Account has a zero balance or we receive your notice to stop them.

You may change the amount of the transfer once each policy year by:
.. sending a written notice to us;
.. calling us at 1-800-247-9988 (if telephone privileges apply); or .. visiting www.principal.com (if internet privileges apply).

If you stop the transfers, you may not start them again until six months after the last scheduled transfer.


AUTOMATIC PORTFOLIO REBALANCING (APR)
APR allows you to maintain a specific percentage of your policy value in divisions over time.
     Example: You may choose to rebalance so that 50% of your Policy values are in the Bond Division and 50% in the Capital Value Division. At the end of the specified period, market changes may have caused 60% of your value to be in the Bond Division and 40% in the Capital Value Division. By rebalancing, units from the Bond Division are sold and the proceeds are used to purchase units in the Capital Value Division so that 50% of the Policy values are once again invested in each division.


You may elect APR at the time of application or after the Policy has been issued. The transfers are made at the end of the next valuation period after we receive your instruction. APR transfers:
.. do not begin until the expiration of the free-look period;
.. are done without charge;
.. may be done on the frequency you specify:
  . quarterly APR transfers may be done on a calendar year or policy year basis, . semiannual or annual APR transfers may only be done on a policy year basis.
.. may be done by:
  . sending a written notice to us;
  . calling us at 1-800-247-9988 (if telephone privileges apply); or
  . visiting www.principal.com (if internet privileges apply).


APR is not available for values in the Fixed Account. If you have scheduled transfers from divisions, APR is not available for those divisions.



POLICY LOANS
While your Policy is in force and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.
.. The minimum policy loan is $500.
.. The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.
.. If telephone privileges apply, you may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a policy loan of more than $5,000, your request must be made in writing.
.. Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL PROVISIONS - Delay of Payments).
.. Requests for policy loans from any joint owner are binding on all joint owners.
.. Policy loans may negatively impact the Death Benefit Guarantee (see Death
  Benefit Guarantee provision).


LOAN ACCOUNT
When a policy loan is taken, an amount equal to the loan is transferred from your interest in divisions and Fixed Account to your Loan Account. Loan Accounts are part of our General Account. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge. Any loan interest due and unpaid is transferred in the same manner.

Your Loan Account earns interest from the date of transfer. During the first ten policy years, the loan account interest rate is 6% per year. After the tenth policy year, the loan account interest rate is 7.75% per year.


You pay interest on your policy loan at the annual rate of 8%. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be withdrawn from your Fixed Account and/or divisions and transferred to the Loan Account. Withdrawals are made in the same proportions as described above.


Policy loans and unpaid loan interest reduce your net surrender value. If the net surrender value is less than the monthly Policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination).



While the Policy is in force and before the insured dies, policy loans and loan interest may be repaid as follows:
.. Policy loans may be repaid totally or in part;
.. repayments are allocated to the divisions and Fixed Account in the proportions used for allocation of premium payments; and .. payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding.


A policy loan generally has a permanent effect on Policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the divisions and the interest credited to the Fixed Account. In addition, policy loans and unpaid loan interest are subtracted from:
.. death proceeds at the insured's death;
.. surrender value upon total surrender or termination of a Policy; and .. maturity proceeds payable at maturity.

SURRENDERS
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees.

Total surrender
---------------
You may surrender the Policy on or before the maturity date while the Policy is in effect. You receive the net surrender value at the end of the valuation period during which we receive your surrender request. The net surrender value is the total of the values of your divisions plus your Fixed Account plus your Loan Account minus any applicable surrender charge, policy loans and unpaid loan interest (see CHARGES AND DEDUCTIONS - Surrender Charge).
.. If the total surrender is within ten years of the policy date or a face amount increase, a surrender charge is imposed.
.. A completed request form signed by all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
.. We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the cash surrender value.

Partial surrender
-----------------
After the second policy anniversary and prior to the maturity date, you may surrender a part of the Fixed Account and/ or divisions value by sending us a written request. The surrender is effective at the end of the valuation period during which we receive your written request for surrender. You may not request more than two partial surrenders in each policy year.

The minimum amount of a partial surrender is $500. The total of your two partial surrenders during a policy year may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year).


You pay a transaction fee on each partial surrender. The fee is the lesser of $25 or 2% of the amount surrendered. It is withdrawn in the same proportion as your monthly policy charge allocation.


Your policy value is reduced by the amount of the surrender and the transaction fee. We surrender units from the divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request and transaction fee. The surrender is deducted from your Fixed Account and/or divisions value according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. The amount surrendered is taken from the premiums paid on a last-in, first-out basis. No surrender charge is imposed on a partial surrender.


If the Death Benefit Option 1 death benefit is in effect and a partial surrender is made, the face amount of the Policy is also reduced by the amount of the surrender and the transaction fee. Total and partial surrenders from the Policy are generally paid within five business days of our receipt of your request for surrender. Certain delays in payment are permitted (see GENERAL PROVISIONS - Delay of Payments).


DEATH BENEFITS AND RIGHTS


DEATH PROCEEDS
While the Policy remains in force and before the maturity date, we pay death proceeds upon the insured's death.
.. We must receive proof of the insured's death and all other required documents. .. Payments are made to your named beneficiary(ies) under your designated death benefit option (see GENERAL PROVISIONS - Beneficiary).

The payments are made in cash lump sum or under a benefit payment option selected by the beneficiary(ies). Death proceeds are calculated as of the date of the insured's death and include:
.. the death benefit described below;
.. plus proceeds from any benefit rider on the insured's life;
.. minus policy loans and unpaid loan interest;
.. minus any overdue monthly Policy charges if the insured died during a grace period;
.. plus interest on the death proceeds from date of death until date of payment or application under a benefit payment option. (We determine the interest rate which will not be not less than the rate required by state law.)

DEATH BENEFIT OPTION
You choose Death Benefit Option 1 or Death Benefit Option 2 at the time of application.

Death Benefit Option 1 (level amount option)
--------------------------------------------
The death benefit is the greater of 1) the Policy's current face amount, or 2) the policy value on the date of death multiplied by the applicable percentage. The applicable percentage is 250% for an insured currently age 40 or below and the percentage declines with increasing ages. The death benefit remains level unless the applicable percentage of policy value exceeds the current face amount (in which case the death benefit varies as the policy value varies).

Illustration of Death Benefit Option 1
--------------------------------------
Assume that the insured's current age is under age 40 and that there is no loan amount and that the Policy face amount is $500,000.

Under Death Benefit Option 1, the death benefit must be equal or greater than 250% of the policy value. If the policy value is more than $200,000, the death benefit is greater than $500,000. Each additional dollar added to the policy value above $200,000 increases the death benefit by $2.50. If the policy value exceeds $200,000 and increases by $100 because of investment performance or premium payments, the death benefit increases by $250.


Similarly, if the policy value exceeds $200,000, each dollar taken out of the policy value reduces the death benefit by $2.50. For example, if the policy value is reduced from $500,000 to $450,000 because of partial surrenders, charges or negative investment performance, the death benefit is reduced from $1,250,000 to $1,125,000. However, if at any time the policy value multiplied by the applicable percentage is less than the face amount, the death benefit equals the current face amount of the Policy.


The applicable percentage lowers as the insured's age increases. If the current age of the insured in the illustration is 50 (rather than age 40), the applicable percentage would be 185%. The death benefit would not be greater than the $500,000 face amount unless the policy value exceeded $270,270 rather than $200,000. Each dollar added to or taken from the policy value changes the death benefit by $1.85 (rather than $2.50).

Death Benefit Option 2 (variable amount option)
-----------------------------------------------
The death benefit is equal to the greater of 1) the current face amount plus the policy value on the date of death, or 2) the policy value on the date of death multiplied by the applicable percentage.

Illustration of Death Benefit Option 2
--------------------------------------
Assume that the insured's current age is under 40 and that there is no loan amount and that the Policy face amount is $500,000.

A Policy with a policy value of $100,000 has a death benefit of $600,000 ($500,000 plus $100,000); a policy value of $300,000 has a death benefit of $800,000 ($500,000 plus $300,000). The death benefit however must be at least 250% of the policy value. As a result, if the policy value exceeds $333,334, the death benefit is greater than the face amount plus policy value. Each additional dollar of policy value above $333,334 increases the death benefit by $2.50. If the policy value exceeds $333,334 and increases by $100 because of investment performance or premium payments, the death benefit increases by $250.


If the policy value exceeds $333,334, each dollar taken out of the policy value reduces the death benefit by $2.50. For example, the policy value is reduced from $400,000 to $340,000 because of partial surrenders, charges or negative investment performance, the death benefit is reduced from $1,000,000 to $850,000. However, if the policy value multiplied by the applicable percentage is less than the Policy face amount plus the policy value, then the death benefit is the current face amount plus the policy value.


The applicable percentage lowers as the insured's age increases. If the current age of the insured in the illustration is 50 (rather than age 40), the applicable percentage would be 185%. The death benefit would be the sum of the policy value plus $500,000 unless the policy value exceeded $588,237 rather than $333,334. Each dollar added to or taken from the policy value changes the death benefit by $1.85 (rather than $2.50).

                            APPLICABLE PERCENTAGES*
(For ages not shown, the applicable percentages decrease by a pro rata portion for each full year.)

                    INSURED'S ATTAINED AGE       PERCENTAGE
                    ----------------------       ----------
                     40 and under                   250
                     45                             215
                     50                             185
                     55                             150
                     60                             130
                     65                             120
                     70                             115
                     75 through 90                  105
                     95                             100

  * We reserve the right, where allowed by law, to change or delete the percentages as required by changes to the Code.


CHANGE IN DEATH BENEFIT OPTION
You may change the death benefit option on or after the second policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with or next follows our approval. Changing the death benefit option changes the future cost of insurance.

If you change from Death Benefit Option 1 to Death Benefit Option 2, the new face amount is the old face amount decreased by the policy value (as of the effective date of the change). The change is not allowed if it would result in a face amount of less than $50,000. A change from Death Benefit Option 1 to Death Benefit Option 2 may require evidence of insurability for the new death benefit if required by our underwriting guidelines in place at the time of your request.

If you change from Death Benefit Option 2 to Death Benefit Option 1, the new face amount is the old face amount increased by the policy value (as of the effective date of the change). A change from Death Benefit Option 2 to Death Benefit Option 1 does not require evidence of insurability.


ADJUSTMENT OPTIONS
Increase in Policy face amount
------------------------------
You may request an increase at any time provided that the Policy is not in a grace period, and monthly Policy charges are not being waived under a rider. The minimum increase in face amount is $50,000. A face amount increase request made in the first 24 Policy months will increase the minimum monthly required premium for the remainder of the 24 months. If your request is not approved, no changes are made to your Policy.

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured.


We will approve your request if at the time of your request:
.. the insured is age 85 or less; and
.. we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines then in place.

The increase in face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request. No free-look period applies to an increase in face amount.


We calculate an adjustment conditional receipt premium deposit (payment that accompanies increase request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.


Any payment made with the adjustment application is held in our General Account without interest. If we approve the adjustment, the amount of the premium payment being held minus the premium expense charge is allocated to the divisions and/or Fixed Account on the effective date of the adjustment. Your current premium allocation percentages are used to make this allocation.


Decrease in Policy face amount
------------------------------
After the first two policy years, you may request a decrease in the Policy face amount as follows:
.. the request must be made on an adjustment application;
.. the application must be signed by both the owner(s) and the insured;
.. the Policy is not in a grace period;
.. monthly Policy charges are not being waived under a waiver rider; and .. the decrease may not reduce the Policy face amount below $50,000.

CHARGES AND DEDUCTIONS


We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated. Fees for administrative expenses are also charged on certain transfers and all partial surrenders.


PREMIUM EXPENSE CHARGE
When we receive your premium payment, we deduct a premium expense charge. This charge includes:
.. sales load of 2.75% of premiums less than or equal to target premiums (0.75% of premiums in excess of target premiums) made:
  . during each of the first ten years; and . with respect to premiums made because of a face amount increase, during the first ten years after the increase.
.. 2.20% for state and local taxes.
.. 1.25% for federal taxes.

The sales load is intended to pay us for distribution expenses. These expenses include commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising. Sales loads charged in any policy year are not necessarily related to actual distribution expenses incurred in that year. We expect that the majority of these expenses are incurred in the early years of a Policy and that any deficit is made up during the life of the Policy.


If distribution expenses are more than the sales load (including the sales load portion of the surrender charge), the deficit is made up from our other assets or surplus in our General Account.



For the twelve month period ending December 31, 2001, we collected $3,815,022 in premium expense charges and $4,948,744 in premium tax charges from these Policies.



MONTHLY POLICY CHARGE
The monthly policy charge is intended to cover certain charges and expenses incurred in connection with the Policy. Deductions are made up of:
.. a charge for the cost of insurance;
.. a charge for any optional benefit added by rider(s);
.. a monthly administration charge; and
.. a mortality and expense risks charge (applies only to divisions).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value in the divisions and/ or Fixed Account (but not your Loan Account). The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:
.. the same as allocation percentages for premium payments;
.. determined on a prorated basis; or
.. determined by any other allocation method which we agree upon.

For each division and the Fixed Account, the allocation percentage must be a whole percentage number or zero. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective on the date we receive your request. If we cannot follow your instructions because of insufficient value in any divisions and/or the Fixed Account, the monthly policy charge is deducted on a prorated basis.



For the twelve month period ending December 31, 2001, administrative and cost of insurance charges totaled $30,854,823 for these Policies.



COST OF INSURANCE CHARGE
Your monthly cost of insurance charge is (A) multiplied by (B minus C) where:
A) is the cost of insurance rate described below divided by 1,000;

B) is the death benefit at the beginning of the Policy month, divided by
  1.0024663 (the sum of one plus the monthly guaranteed fixed account interest rate); and

C) is the policy value at the beginning of the Policy month calculated as if the monthly policy charge was zero.

The cost of insurance rate is based on the gender*, issue age, duration since issue, smoking status, and risk classification of the insured. We determine the rate based on our expectation as to mortality experience. Changes in the cost of insurance rates apply to all individuals of the same age, gender*, smoking status and risk classification. The rate will never exceed the rate shown in the Table of Guaranteed Maximum Cost of Insurance Rates in the Policy. The guaranteed maximum cost of insurance rate is based on the gender*, smoking status, attained age and risk classification of the insured.


Different cost of insurance rates may apply to face amount increases. The cost of insurance for the increase is based on the insured's gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured's gender*, smoking status, attained age and risk classification at the time of the increase.

  * The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.


ADMINISTRATION CHARGE
Current charges
---------------
.. The monthly administration charge in the first policy year is 1/12 x ($.40 per $1,000 of face amount) with a minimum monthly charge of $6.00 and a maximum monthly charge of $16.67.
.. After the first policy year, the monthly administration charge is $6.00.

Guaranteed administration charges
---------------------------------
.. The guaranteed maximum monthly administration charge in the first policy year is 1/12 x ($.60 per $1,000 of face amount) with a minimum monthly charge of $25.
.. After the first policy year, the guaranteed maximum monthly administration charge is $10.00.

The Policy also has a contingent deferred administration charge as part of the surrender charge. The surrender charge applies to total surrender of the Policy and to termination of the Policy at the end of a grace period (see CHARGES AND DEDUCTIONS - Surrender Charge).


The monthly administration charge and the deferred administration charge reimburse us for the administrative expenses of the Policy and the Separate Account. Administration expenses do not include the cost of selling the Policy. They do include the costs of: processing applications; conducting medical examinations; determining insurability; establishing and maintaining records; processing death benefit claims and Policy changes; reporting and overhead. We do not expect to collect more from the administration charges than our actual accumulated expenses.


MORTALITY AND EXPENSE RISKS CHARGE
The mortality risk we assume is that insureds may live for a shorter period of time than we estimate. As a result, we would have to pay a greater amount in death benefits than we collect in premium payments. The expense risk we assume is that expenses incurred in issuing and administering the Policy are greater than we estimated. The Company expects to make a profit from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.

Each month during the first nine policy years, we deduct a charge for these risks at an annual rate of 0.90% of divisions. Each month thereafter, we deduct a charge at an annual rate of 0.27% of divisions.


We reserve the right to increase the annual rate but guarantee that the maximum annual rate will not exceed 0.90%. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase.



During the twelve month period ending December 31, 2001, mortality and expense risks charges totaled $2,604,232 for these Policies.



TRANSACTION FEES
A transaction fee of the lesser of $25 or 2% of the surrender amount applies to each partial surrender and is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge.

SURRENDER CHARGE
Surrender charges vary based on the target premium of the Policy and the premiums paid. If you decide to cancel your Policy, a surrender charge could be deducted from your accumulated value and reduce the amount paid to you (net surrender value). The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.

The net surrender value equals the accumulated value less any surrender charges, loans and loan interest. In addition:
.. surrender charges apply within the first ten policy years;
.. any requested increase in face amount carries its own surrender charge period that begins on the adjustment date; and

.. surrender charges are not affected by any decrease in face amount or any change in face amount resulting from a change of death benefit option.

Surrender charges have two components - the contingent deferred sales charge and the contingent deferred administration charge.
.. The contingent deferred sales charge is assessed to recover expenses relating to the sale of the Policy. These include commissions, advertising and printing of prospectuses and sales literature.
.. The contingent deferred administration charge is intended to reimburse the company for administrative expenses in issuing the Policy. These expenses include processing the application and setting up records.

All or a portion of the surrender charge is waived on Policies issued with an accounting benefit rider. The waiver applies to total surrender of Policies in early policy years. An accounting benefit rider may be issued to a corporate owner of a Policy. The rider is designed to permit the corporation to reflect greater Policy values on its financial statements in early policy years than would otherwise be permitted.



During the twelve month period ended December 31, 2001, we collected $4,395,575 in surrender charges from these Policies.



Contingent deferred sales charge (CDSC)
---------------------------------------
The contingent deferred sales charge is equal to 47.25% of the lesser of 1) the sum of all premiums paid up to date, or 2) the target premium total as calculated below.

The target premium total used to calculate the CDSC is the target premium times a multiplier based on a) the age of the insured and b) the state in which the Policy was issued. The target premium can be found in Appendix B. The multiplier is shown in the table below:

                                           TARGET PREMIUM MULTIPLIER
                            ----------------------------------------------
      INSURED'S AGE              ALL STATES
       ON ISSUE OR             EXCEPT OREGON
     ADJUSTMENT DATE            AND NEW YORK          NEW YORK           OREGON
     ---------------           -------------          --------           ------
           0-45                     2.00                2.00              2.00
           46-50                    2.00                1.90              2.00
           51-55                    2.00                1.75              2.00
           56-60                    2.00                1.65              2.00
           61-65                    2.00                1.55              2.00
           66-70                    1.50                1.50              1.45
           71-75                    1.08                1.10              1.05
           76-80                    0.80                0.80              0.80
           81-85                    0.48                0.50              0.50


                         target premium (50 x 6.12 (from
 CDSC Example:           Appendix B))                                     $306.00

                         target premium multiplier (from table               2.00
                         above)                                           -------
                         target premium total for CDSC                    $612.00

 The target premium total ($612.00 is less than the total of all premiums paid ($822.00)).
 The CDSC is 47.25% x $612.00 ($289.17).


 The example assumes:    insured's age: 22       issue state: Florida   adjustments: none
                         insured's gender:
 The example assumes:    Male                    face amount: $50,000   years in force: 4
                         premiums paid to
                         date: $822.00



Contingent deferred administration charge (CDAC)
------------------------------------------------
The contingent deferred administration charge is $3 per $1,000 of face amount. The CDAC is subject to a maximum of $1,500.

   CDAC Example:      face amount                        $50,000
                      divided by                           1,000
                                                         -------
                                                              50
                      times                              $  3.00
                                                         -------
                      CDAC is                            $150.00

 The example assumes:    insured's age: 22       issue state: Florida   adjustments: none
                         insured's gender:
 The example assumes:    Male                    face amount: $50,000   years in force: 4
                         premiums paid to
                         date: $822.00

Surrender charge percentage
---------------------------
The surrender charge during any policy year is equal to (a plus b) times c where:
.. a is the CDSC;
.. b is the CDAC; and
.. c is the applicable surrender charge percentage shown below:

              SURRENDER CHARGE PERCENTAGE TABLE
              ---------------------------------
  NUMBER OF YEARS SINCE POLICY     THE FOLLOWING PERCENTAGE OF
 DATE AND/OR THE ADJUSTMENT DATE   SURRENDER CHARGE IS PAYABLE
 -------------------------------   ---------------------------
           1 through 5                       100.00%
                6                             95.24
                7                             85.71
                8                             71.43
                9                             52.38
                10                            28.57
           11 and later                       00.00


 Surrender Charge
 Example:                CDSC                                  $289.17
                         plus CDAC                              150.00
                                                               -------
                                                               $439.17

                         times the applicable                   100.00%
                         percentage                            -------
                         total surrender
                         charge                                $439.17



 The example assumes:    insured's age: 22       issue state: Florida    adjustments: none
                         insured's gender:
                         Male                    face amount: $50,000    years in force: 4
                         premiums paid to
                         date: $822.00



When the face amount on a Policy is increased, the surrender charge on the additional face amount is calculated separately. For example, if the above Policy had a face increase of $10,000 in policy year 3, the surrender charge on the original face amount would be calculated as shown above. The surrender charge on the face amount increase is calculated separately based on the insured's age at the time of the increase. The surrender charges are added together to determine the total surrender charge. In this example, in policy year 11 the surrender charge on the original face amount is zero and the surrender charge on the face amount increase applies for an additional 3 years (for a total of 11 years after the face amount increase).



Surrender charges do not typically start high and decrease over time. Typically, surrender charges on the Policy are lower in the first two policy years, reach a maximum level in the third year and decrease after year five. Please refer to your policy data pages for the Table of Maximum Surrender Charges.




SALES CHARGE LIMITATIONS
If you surrender your Policy within two years of issue or of an increase in face amount, a sales charge refund is made to the extent that the total sales charge deducted exceeds (a) plus (b), where:
.. (a) is 30% of actual premium payments made up to the lesser of:
  . one guideline annual premium; or
  . the maximum amount of premiums subject to the deferred sales charge.
.. (b) is 10% of the premiums paid in excess of one guideline annual premium, up to the lesser of:
  . two guideline annual premiums; or
  . the maximum amount of premiums subject to the deferred sales charge.


Effective May 21, 2001, the "Sales Charge Limitation" no longer applies in states where permissible. This change only applies to Policies issued after May 21, 2001. Please consult with your sales representative for availability.


OTHER CHARGES
The assets of each division are used to purchase shares in a corresponding underlying mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the underlying mutual fund. Current management fees and operating expenses for each underlying mutual fund are shown in the section entitled THE UNDERLYING MUTUAL FUNDS.

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis.
.. group arrangement - program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis.
.. sponsored arrangement - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
.. employees, officers, directors, agents and immediate family members of the group or sponsored arrangement, and
.. employees of agents of the Company and its subsidiaries.

Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments).


Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to arrangements.


We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.



In addition, groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting and guaranteed issue underwriting.



THE FIXED ACCOUNT


You may allocate net premiums, and transfers from divisions, to the Fixed Account. The Fixed Account is part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the 40 Act, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Account from our home office or from a sales representative.


Our obligations with respect to the Fixed Account are supported by our General Account. Subject to applicable law, we have sole discretion over the investment of assets in the General Account.


We guarantee that net premiums allocated to the Fixed Account accrue interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.


The mortality and expense risks charge is not imposed on amounts in the Fixed Account. The value of your Fixed Account on any valuation day is:
.. net premiums allocated to the Fixed Account
.. plus transfers from the divisions
.. plus interest credited to the Fixed Account

.. minus surrenders, surrender charges and monthly Policy charges
.. minus transaction fees allocated to the Fixed Account
.. minus transfers to the Loan Account
.. minus transfers to divisions.

POLICY TERMINATION AND REINSTATEMENT



POLICY TERMINATION
The Policy terminates when:
.. you make a total Policy surrender;
.. death proceeds are paid;
.. maturity proceeds are paid; or
.. the grace period ends without our receiving the payment required to keep the
  Policy in force.
When the Policy terminates, all of your Policy rights and privileges end.

You must make an initial minimum payment to have coverage under the Policy. In addition, on an ongoing basis the Policy's net surrender value must be sufficient to cover the monthly policy charges, any policy loans and unpaid loan interest. If it is not, your Policy will enter a grace period that begins when we send you a notice of impending policy termination. The notice:
.. is mailed to your last known post office address;
.. shows the minimum payment required to keep the Policy in force; and .. shows the 61-day period during which we will accept the required payment.

Due to possible adverse market fluctuations, there is no guarantee that the amount requested at the beginning of the grace period is enough to pay the monthly policy charges as they are processed. If the net surrender value is not at least as much as the monthly policy charge on any monthly date, a new 61-day grace period starts.


If we do not receive the required minimum payment, the Policy terminates as of the monthly date on or immediately preceding the start of the grace period. The Policy is in force during a grace period. If the insured dies during a grace period, policy proceeds are paid to the beneficiary(ies) but are reduced by:
.. all monthly policy charges due and unpaid at the insured's death; and
.. any policy loans and unpaid loan interest.
Net surrender value during the grace period does not reflect any unprocessed monthly policy charges.

MINIMUM REQUIRED PREMIUM AND PROTECTION PERIOD GUARANTEES
Your Policy has either a minimum required premium provision or a 5-Year Guarantee provision. The 5-Year Guarantee provision only applies to Policies issued after May 21, 2001 where permitted by state law. Please consult with your sales representative for availability of the 5-Year Guarantee.


Minimum Required Premium - during first 24 months after policy date
-------------------------------------------------------------------
You must pay a minimum required premium during the first 24 months from the policy date. The minimum required premium is the amount that, if paid, will keep the policy in force for one month, taking into account the current monthly policy charges and surrender charge. The minimum required premium on a monthly date is equal to (a) times (b) where:
    (a) is the minimum monthly premium as shown on the current data pages; and
    (b) is one plus the number of completed months since the policy date.

We will send you a notice of impending policy lapse if the sum of the premiums paid is less than the minimum required premium on a monthly date. The minimum payment is (a) minus (b) where:
    (a) is the minimum required premium due on the second monthly date following the beginning of the grace period; and
    (b) is the sum of the premiums paid since the policy date.

If the grace period ends before we receive the minimum payment, we will pay you any remaining policy value, which is (a) minus (b) where:
    (a) is the net surrender value on the monthly date on or immediately preceding the start of the grace period; and
    (b) is two monthly policy charges applicable during the grace period.

Minimum Required Premium - after the first 24 months after policy date
----------------------------------------------------------------------
If the grace period begins because the net surrender value is less than the current monthly policy charge, the minimum payment is equal to (a) plus (b) divided by (c) where:
    (a) is the amount by which the surrender charge is more than the policy value on the monthly date on or immediately preceding the start of the grace period;
    (b) is three monthly policy charges; and
    (c) is one minus the maximum premium expense charge percentage.

To cover past due policy charges, if the grace period ends before we receive the minimum payment, we keep any remaining value in the Policy. This payment is intended to 1) reimburse us for the monthly policy charges during the grace period, and 2) provide enough policy value to pay the monthly policy charge on the first monthly date after the grace period.


NOTE: The amounts of the minimum required premium (if applicable) and the Death
     Benefit Guarantee premiums are different due to the length of time coverage is provided by each. The minimum required premium ensures that the Policy will not lapse during the first 24 months following the policy date. The Death Benefit Guarantee premium provides a guarantee that the Policy will not lapse during the later of the first 60 months following the policy date or the insured's age 65. Since the Death Benefit Guarantee can provide a longer no-lapse guarantee, the Death Benefit Guarantee premium is higher than the minimum required premium.

5-Year Guarantee Provision
--------------------------
If on any monthly date the net surrender value is less than the monthly policy charge, a 61-day grace period begins. However, during the first 60 months from the policy date, the Policy will stay in force even if the Policy's net surrender value is insufficient to cover monthly policy charge If ((a) minus
(b)) is greater than or equal to (c) where:
    (a) is the sum of the premiums paid;
    (b) is the sum of all existing policy loans, unpaid loan interest, partial surrenders and transaction charges; and
    (c) is the sum of the minimum monthly premiums (as shown on your data page) since the policy date to the most recent monthly date.

After the first 60 months from the policy date, making premiums under your planned periodic schedule does not guarantee that your Policy will stay in force unless:
.. your Policy's net surrender value is at least equal to the monthly policy charge on the current monthly date, or
.. the Death Benefit Guarantee rider is in force.

Death Benefit Guarantee
-----------------------
The Death Benefit Guarantee rider provides that, subject to satisfaction of the death benefit guarantee requirement, the Policy will not terminate prior to the later of the insured attaining age 65 or 5 years from policy issue even if the policy net surrender value is insufficient to cover the monthly policy charge.

The Death Benefit Guarantee premium requirement is that ((a) minus (b)) is greater than or equal to (c) where:
    (a) is the sum of premiums paid;
    (b) is the sum of all existing policy loans, unpaid loan interest and partial surrenders; and
    (c) is the sum of the death benefit guarantee premiums since the policy date to the most current monthly date.

REINSTATEMENT
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:
.. prior to the maturity date and while the insured is alive;
.. upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);

.. if you make a payment of a reinstatement premium which is equal to (a) plus
  (b) divided by (c) where:
  . (a) is the amount by which the surrender charge is more than the policy value on the monthly date at the start of the grace period before the monthly policy charge is deducted;
  . (b) is three monthly Policy charges; and . (c) is one minus the maximum premium expense charge percentage (see CHARGES
    AND DEDUCTIONS - Premium Expense Charge); and
.. if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).

If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest is not collected for the period the Policy was terminated).


We do not require payment of monthly Policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held without interest until the reinstatement date. They are allocated to your selected divisions and/or Fixed Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.


If you reinstate your Policy and then it is totally surrendered, a surrender charge may be imposed. The charge, if any, is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not credited toward the number of policy years to make this calculation.


Effective May 21, 2001 the "Reinstatement" section is replaced with the following in states where permissible. This change only applies to Policies issued after May 21, 2001. Please consult with your sales representative for availability.


REINSTATEMENT
If this Policy ends as described under "Grace Period", and you have not surrendered your Policy for cash, you may reinstate it provided:
1)  such reinstatement is prior to the maturity date;

2) the insured is alive;

3) not more than three years have elapsed since the Policy terminated;

4) you supply evidence which satisfies us that the insured is insurable under our underwriting guidelines then in effect;

5) you either repay or reinstate any policy loans and unpaid loan interest on this Policy existing at termination; and

6) you make the appropriate payment as defined by a. or b. below;

  a) if your Policy lapses in the first five policy years, you must pay at least the greater of:

    1) three monthly policy charges divided by (1 minus the maximum premium expense charge);
      or

    2) three minimum monthly premiums.

  b) if your Policy lapses after the first five policy years, you must pay at least A plus B where:

    A) is the amount by which the surrender charge is more than the accumulated value on the monthly date on or preceding the grace period;

    B) is three monthly policy charges divided by (1 minus the maximum premium expense charge.)

Reinstatement is effective on the monthly date on or next following the date we approve it. Your surrender charges upon reinstatement are calculated as if the Policy had never ended.

OTHER MATTERS


VOTING RIGHTS
We vote underlying mutual fund shares held in the Separate Account at shareholder meetings. We follow the voting instructions received from people having the voting interest in the divisions.

You have a voting interest under a Policy. You have one vote for each $100 of policy value in the divisions. Fractional votes are allocated for amounts less than $100. The number of votes on which you have the right to instruct us is determined as of a date established by the mutual fund for setting the shareholders eligible to vote.


According to procedures adopted by the underlying mutual fund, voting instructions are solicited by a written proxy statement before a shareholder meeting. We vote shares for which no voting instructions are received, in the same proportion as the shares for which we receive voting instructions. Underlying mutual fund shares held in our General Account are voted in proportion to instructions that are received with respect to the participating contracts.


If we determine, under applicable law, that underlying mutual fund shares need not be voted according to the instructions received, we may vote the underlying mutual fund shares held in the Separate Account in our own right.


We may, when required by state insurance regulatory authorities, disregard voting instructions. This may be done if the instructions would require shares to be voted to:
.. change a subclassification or investment objective of the underlying mutual fund; or
.. disapprove an investment advisory contract of the underlying mutual fund; or .. approve changes initiated by an owner in the investment policy or investment advisor of the underlying mutual fund if we reasonably disapprove of the changes.

The change would be disapproved only if:
.. the proposed change is contrary to state law;
.. prohibited by state regulatory authorities; or .. we determine the change is inconsistent with the investment objectives of the underlying mutual fund.
If we disregard voting instructions, a summary of the action and the reason for the actions will be included in the next semiannual report from the underlying mutual fund to owners.

STATEMENT OF VALUES
You receive an annual statement at the end of each policy year. The statement will show:
.. current death benefit;
.. current policy value and surrender value;
.. all premiums paid since the last statement;
.. all charges since the last statement;
.. any policy loans and unpaid loan interest;
.. any partial surrenders since the last statement;
.. the number of units and unit value;
.. total value of each of your interest in divisions and the Fixed Account; .. designated beneficiary(ies); and
.. all riders included in the Policy.

You will also receive a statement as of the end of each calendar quarter. At any time, you may request a current statement by telephoning 1-800-247-9988.


We also send you the reports required by the Investment Company Act of 1940 (as amended) ("40 Act").


SERVICES AVAILABLE BY TELEPHONE
Telephone Instructions
----------------------
If you elect telephone privileges, instructions for the following transactions may be given to us via the telephone:
.. request policy loan (loan proceeds are mailed only to the owner's address of record);

.. change in allocations of future premium payments;
.. change in allocation of the monthly policy charge;
.. change to your APR instructions;
.. change to your DCA instructions; and
.. provide instructions for unscheduled transfers.

Telephone instructions:
.. may be given by calling us at 1-800-247-9988 between 7 a.m. and 5 p.m. Central
  Time on any day that the New York Stock Exchange is open;
.. must be received by us before the close of the New York Stock Exchange
  (generally 3:00 p.m. Central Time) to be effective the day you call;
.. are effective the next valuation day if not received until after the close of the New York Stock Exchange; and
.. from one joint owner are binding on all joint owners.
.. may be given by an authorized individual on behalf of a trust owning the
- ------------------------------------------------------------------------
  Policy.
  -------

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the Separate Account and the Company reserve the right to refuse telephone orders. You are liable for a loss resulting from a fraudulent telephone order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner's address of record.


Direct Dial
-----------
You may receive information about your Policy from our Direct Dial system between 7:00 a.m. and 9:00 p.m. Central Time, Monday through Saturday. The Direct Dial number is 1-800-247-9988. Through this automated system, you can:
.. obtain information about unit values and Policy values;
.. initiate certain changes to your Policy; and
.. change your personal identification number.
Instructions from one joint owner are binding on all joint owners. Instructions
-------------------------------------------------------------------------------
received from an authorized individual on behalf of a trust which owns a Policy
-------------------------------------------------------------------------------
are binding on the owner.
-------------------------

INTERNET
Internet access is available for you at www.principal.com. For security purposes, you need a personal identification number (PIN) to use any of the internet services (including changes to allocations and APR or DCA instructions, and provide instructions for unscheduled transfers) as well as viewing your Policy information online. If you don't have a PIN, you can obtain one at www.principal.com. You may also elect Internet authorization for your sales representative by providing us written notice.

If the Policy is owned by a trust, an authorized individual (with the proper
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PIN) may use these services and provide us with instructions.
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GENERAL PROVISIONS


THE CONTRACT
The entire contract is made up of: applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised Policy or data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

OPTIONAL INSURANCE BENEFITS
When you apply for a Policy, you can request any of the supplemental benefit riders that we then make available. Availability and rider benefits may vary from state to state. Selected supplemental benefit riders may increase the monthly deductions from your Policy's account value. The amount that is deducted for selecting a supplemental benefit rider will be stated in the Data Page of your Policy. Our rules and procedures govern eligibility for the riders. Each rider contains specific details that you should review with your sales representative. We may add to, delete from, or modify our offering of the following list of supplemental benefit riders.
.. term insurance options
.. accidental death coverage
.. waiver of monthly Policy charges
.. waiver of premium payments upon disability
.. accelerated benefits in the event
.. extended coverage of terminal illness
.. death benefit guarantees*
.. cost of living increases
.. riders that apply only to business owned Policies (such as the accounting benefit rider)*
  * These optional insurance benefits are only available at the time the Policy is issued.


NOT ALL SUPPLEMENTAL BENEFITS ARE AVAILABLE IN ALL STATES.
Death Benefit Guarantee Rider (also known as the "no lapse guarantee rider")
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This rider provides that if the rider premium is paid, the Policy does not lapse even if the net surrender value is not enough to pay the monthly Policy charges on a monthly date. This rider terminates at the later of the insured turning age 65 or 5 years following the Policy's issuance. This rider is automatically made a part of the Policy if the planned periodic premium is equal to or greater than the death benefit guarantee premium or if the first year paid premium is large enough to satisfy the death benefit (no lapse) guarantee premium requirement for one year.

The death benefit (no lapse) guarantee premium requirement is met if:
.. the sum of all premiums paid
.. minus any partial surrenders
.. minus any policy loans and unpaid loan interest is at least as much as the sum of death benefit guarantee monthly premiums from the policy date to the most recent monthly date. Your most recent death benefit (no lapse) guarantee premium is shown on your current data page.


The death benefit (no lapse) guarantee premium is based on the issue age, gender (where permitted by law) and risk classification of the insured. The monthly death benefit (no lapse) guarantee premium is considered to be zero for any month that deductions are being waived. This premium may change if:
.. the Policy face amount is changed;
.. the death benefit option is changed;
.. a rider is added or deleted; or
.. an adjustment is made to your Policy.
As a result of a change, an additional premium may be required to satisfy the new death benefit (no lapse) guarantee premium. Policy loans and partial surrenders may negatively affect your death benefit guarantee.


If on any monthly date, the death benefit (no lapse) guarantee premium requirement is not met, we send you a notice stating the premium required to reinstate the rider. If the premium required to maintain the guarantee is not received in our home office before the expiration of the 61-day grace period (which begins when the notice is mailed), the death benefit (no lapse) guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.


This rider is not available in Massachusetts.


Extended Coverage Rider
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This Rider allows the Policy owner, under most circumstances, to extend the Policy's maturity date to the date of the insured's death. This rider may be added any time prior to the insured's 95th birthday without additional underwriting. Policy benefits are paid to the beneficiary as income tax-free death proceeds.

This rider is not available in Massachusetts.


Accounting Benefit Rider
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This rider provides if the Policy is surrendered during policy years 1-10, any surrender charge which would otherwise apply will be waived. This waiver of surrender charge does not apply to a Policy which is surrendered for the purpose of replacing it with a policy from another company, including Code Section 1035 exchanges. Our approval, under our then current underwriting guidelines, is required to add this rider.

MISSTATEMENT OF AGE OR GENDER
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.

ASSIGNMENT
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.


OWNERSHIP
You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Unless changed, the owner(s) is as named in the application. The owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).


All rights and privileges of ownership of a Policy end if the Policy is surrendered, death or maturity proceeds are paid, or if the grace period ends without our receiving the payment required to keep the Policy in force. The rights and privileges end as of the monthly date on or immediately preceding the start of the grace period.


If an owner dies before the Policy terminates, the surviving owner(s), if any, succeed to that person's ownership interest, unless otherwise specified. If all owners die before the Policy terminates, ownership of the Policy passes to the insured. With our consent, you may specify a different arrangement for contingent ownership.


BENEFICIARY
You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the death of the surviving insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.


BENEFIT INSTRUCTIONS
While the insured is alive, you may give us instructions for payment of death proceeds under one of the benefit options of the Policy. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit instructions are revoked.

BENEFIT PAYMENT OPTIONS
While the insured is alive, you may arrange for death proceeds to be paid in a lump sum or under one of several fixed benefit payment options. These choices are also available if the Policy is surrendered or matures.
.. Special Benefit Arrangement
  A specially designed benefit option may be arranged with our approval.
.. Proceeds left at interest

  We hold the amount of the benefit on deposit. Interest payments are made annually, semiannually, quarterly or monthly as selected.
.. Fixed Income
  We pay income of a fixed amount for a fixed period (not exceeding 30 years). .. Life Income
  We pay income during a person's lifetime. A minimum guaranteed period may be used.
.. Joint and Survivor Life Income
  We pay income during the lifetime of two people and continue until the death of the survivor. This option includes a minimum guaranteed period of 10 years.
.. Joint and Two-thirds Survivor Life Income
  We pay an income during the lifetime of two people and two-thirds of the original amount during the remaining lifetime of the survivor.

Interest will be applied to calculate the above benefit payment options. We determine the interest rate which will not be less than the rate required by state law.


RIGHT TO EXCHANGE POLICY
During the first 24 months after the policy date (except during a grace period), you have the right to exchange your Policy for any other form of fixed benefit individual life insurance Policy (other than term insurance) that we make available for this purpose. No charge is imposed on this exchange. Your exchange request must be postmarked or delivered to our home office before the end of the 24-month period. The exchange is effective when we receive:

    1) your written request

    2) any amount required to place the new policy in force, and

    3) surrender of the Policy


You may also exchange the Policy for a fixed-benefit, flexible premium policy we make available for this purpose if there is a material change in the investment policy of a division if you have an interest in the affected division (see GENERAL PROVISIONS - Addition, Deletion or Substitution of Investments). In addition, you have the right to exchange a face amount increase for a fixed-benefit, flexible premium policy we make available for this purpose at any time during the first 24 months after the increase (but not during a grace period) (see DEATH BENEFITS AND RIGHTS - Adjustment Options).



The new policy:
.. must be the same face amount, or the same amount at risk, as the original
  Policy did at the time of your request;
.. has the same insured as the original Policy;
.. premiums are based on the same gender, issue age and risk classification;
.. payments and cash values or Policy values may be adjusted to reflect variances, if any, in the payments and Policy values under the Policy and the new policy;
.. minimum benefits are fixed and guaranteed;
.. does not participate in the investment experience; and .. does not require evidence of insurability.

Any policy loan and loan interest must be:
.. repaid before the exchange; or
.. transferred to the new policy.

Benefit riders included as a part of the Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy. Two conditions must be met:
.. in your written request for the exchange, you must indicate that the rider(s)
  should be part of the new policy; and
.. the similar benefit rider(s) is available for the new policy on the effective date of the benefit rider for the Policy based on the same issue age, gender and risk classification of the insured under the Policy.

NON-PARTICIPATING POLICY
The Policies do not share in any divisible surplus of the Company.

INCONTESTABILITY
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. The time limit in the incontestability period does not apply to fraudulent misrepresentations.

SUICIDE
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any policy loans and unpaid loan interest and partial surrenders. In the event of suicide within two years of a face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. Any refund will be paid to the beneficiary(ies).

DELAY OF PAYMENTS
Payment due to exercise of your rights under the free-look provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from an divisions are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, total or partial surrender, policy loan, death, maturity or the transfer to or from a divisions may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the 40 Act.

The right to sell shares may be suspended during any period when:
.. trading on the New York Stock Exchange is restricted as determined by the SEC or when the Exchange is closed for other than weekends and holidays, or .. an emergency exists, as determined by the SEC, as a result of which:
  . disposal by a fund of securities owned by it is not reasonably practicable; . it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
  . the SEC permits suspension for the protection of security holders.

If payments are delayed and your instruction is not canceled by your written instruction, the amount of the transaction is determined the first valuation date following the expiration of the permitted delay. The transaction is made within five days thereafter.


In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.


MARKET TIMING DISCLOSURE
The Policy does not permit excessive trading or market timing. Market timing activity can disrupt management strategy of the underlying mutual funds and increase expenses, which are borne by all Policy owners. We reserve the right to reject excessive exchanges or purchases by market timers if the trade would disrupt the management of the Separate Account, any division or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Policy owners. These modifications could include, but not be limited to:
.. requiring a minimum time period between each transfer;
.. not accepting transfer requests from someone providing them for multiple
  Policies for which he or she is not the owner; or .. limiting the dollar amount that a Policy owner may transfer at any one time.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
We reserve the right to make certain changes if, in our judgement, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:
.. transfer assets in any division to another division or to the Fixed Account; .. add, combine or eliminate divisions in the Separate Account; or .. substitute the units of division for units in any division:
  . if shares of an underlying mutual fund are no longer available for investment; or
  . if in our judgement, investment in an underlying mutual fund becomes inappropriate considering the purposes of the Separate Account.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another divisions and/or the Fixed Account without charge. In the alternative, you may exchange the Policy for a fixed-benefit, flexible premium life insurance policy we offer for this purpose. You may exercise this exchange privilege until the latter of 60 days after: 1) the effective date of the change; or 2) the date you receive a notice of the options available. You may only exercise this right if you have an interest in the affected division(s). The face amount of the new Policy is the death benefit of the Policy on the date of the exchange.


DISTRIBUTION OF THE POLICY


We intend to sell the Policies in all jurisdictions where we are licensed. The Policies will be sold by licensed insurance agents who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934, who are members of the National Association of Securities Dealers, Inc. (NASD).


The Policies will be distributed by the general distributor, Princor Financial Services Corporation (Princor), which is an affiliate of ours, pursuant to a contract dated January 2, 1996. The distribution contract may be terminated by either party upon 60 day notice. Princor was incorporated in the State of Iowa on May 1, 1968, and is also a securities broker-dealer registered with the SEC as well as a member of the NASD. The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.


For Policies sold through Princor, commissions generally will be no more than 50% of premium received in the first policy year, or the first year following an adjustment, up the planned periodic premium (not to exceed target premium). In addition, a commission of up to 3% of premium above the lesser of planned periodic or target premium received in the first policy year (or first year following an adjustment) may be paid. In the second through tenth years following the policy date (or adjustment date), commissions range from 0% to 2% of premiums received. A service fee of up to 2% is paid on premiums received after the second policy year. Expense allowances may be paid to agents and brokers based on premiums received.



For the twelve month period ended December 31, 2001, we paid Princor $18,618,381 to compensate registered representatives of Princor for sale of these Policies.



OFFICERS AND DIRECTORS OF PRINCIPAL MANAGEMENT CORPORATION



The officers and directors of the investment advisor, Principal Management Corporation, are shown below. This list includes some of the same people (designated by *), who are serving in the same capacities as officers and directors of the underwriter, Princor Financial Services Corporation ("Princor"). The principal business address for each officer and director is:
Principal Financial Group, Des Moines, Iowa 50392.

*JOHN EDWARD ASCHENBRENNER         Director
*PATRICIA ANN BARRY                Assistant Corporate Secretary
*CRAIG LAWRENCE BASSETT            Treasurer
*MICHAEL JON BEER                  Executive Vice President
*MICHAEL THOMAS DALEY              Director
*RALPH CRAIG EUCHER                Director and President
*ARTHUR SIGLIN FILEAN              Senior Vice President
*DENNIS PAUL FRANCIS               Director
*PAUL NORMAN GERMAIN               Vice President - Mutual Fund Operations
*ERNEST HAROLD GILLUM              Vice President - Product Development
                                   Senior Vice President and Corporate
*JOYCE NIXSON HOFFMAN              Secretary
                                   Senior Vice President - Marketing and
*JOHN RANDALL LEPLEY               Distribution
LAYNE ALLAN RASMUSSEN              Controller - Mutual Funds
*MICHAEL DENNIS ROUGHTON           Counsel
*JAMES FRANKLIN SAGER              Vice President
                                   Assistant Vice President - Registered
*JEAN BETSY SCHUSTEK               Products
*KAREN ELIZABETH SHAFF             Director
                                   Senior Vice President and Chief Financial
*KIRK LLOYD TIBBETTS               Officer
*LARRY DONALD ZIMPLEMAN            Director

PRINCIPAL LIFE INSURANCE COMPANY:


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

JOHN EDWARD ASCHENBRENNER         Executive Vice President
PAUL FRANCIS BOGNANNO             Senior Vice President
GARY MERLYN CAIN                  Senior Vice President
MICHAEL THOMAS DALEY              Executive Vice President
CHARLES ROBERT DUNCAN             Senior Vice President
DENNIS PAUL FRANCIS               Senior Vice President
                                  Executive Vice President and Chief Financial
MICHAEL HARRY GERSIE              Officer
THOMAS JOHN GRAF                  Senior Vice President
ROBB BRYAN HILL                   Senior Vice President
JOYCE NIXSON HOFFMAN              Senior Vice President and Corporate Secretary
DANIEL JOSEPH HOUSTON             Senior Vice President
ELLEN ZISLIN LAMALE               Senior Vice President and Chief Actuary
                                  Senior Vice President and Chief Investment
JULIA MARIE LAWLER                Officer
JAMES PATRICK MCCAUGHAN           Executive Vice President
MARY AGNES O'KEEFE                Senior Vice President
KAREN ELIZABETH SHAFF             Senior Vice President and General Counsel
ROBERT ALLEN SLEPICKA             Senior Vice President
NORMAN RAUL SORENSEN              Senior Vice President
                                  Senior Vice President and Chief Information
CARL CHANSON WILLIAMS             Officer
LARRY DONALD ZIMPLEMAN            Executive Vice President



DIRECTORS

Principal Life Insurance Company is managed by a Board of Directors. The directors of the Company, their positions with the Company, including Board Committee memberships, and their principal occupation during the last five years, are as follows:

    NAME, POSITIONS AND          PRINCIPAL OCCUPATION DURING LAST 5 YEARS
    ------OFFICES------          ----------------------------------------
          -------
                             President and Chief Executive Officer of AT&T
                             Consumer since April 2001. Executive Vice
   BETSY JANE BERNARD        President - National Mass Markets of Qwest
   Director                  Communications, formerly US West, 2000-2001;
   Chair, Nominating         Executive Vice President - Retail Markets, US
   Committee                 West, 1998-2000; President and Chief Executive
                             Officer, US WEST Long Distance, 1997-1998;
                             President and Chief Operating Officer, Avirnex,
                             July 1997 - December 1997; President and Chief
                             Executive Officer, Pacific Bell Communications,
                             Pacific Telesis, 1995-1997.

                             Executive Vice President and Chief Marketing
                             Officer of Office Depot, Inc. since 2002.
   JOCELYN CARTER-MILLER     Corporate Vice President and Chief Marketing
   Director                  Officer, Motorola, Inc., 1999-2002; Vice
   Member, Audit Committee   President, 1998-1999; Vice President and General
                             Manager, 1997-1998.

   GARY EDWARD COSTLEY       Chairman and Chief Executive Officer of
   Director                  International Multifoods Corporation since 2001.
   Member, Human Resources   Chairman, President and Chief Executive Officer,
   Committee                 1997-2001.

   DAVID JAMES DRURY         Retired. Chairman, Principal Life Insurance
   Director                  Company 2000-2002. Chairman and Chief Executive
   Member, Executive         Officer, 1995-2000.
   Committee

   CHARLES DANIEL GELATT,
   JR.
   Director
   Member, Executive         President, NMT Corporation since 1986.
   Committee
   Member, Human Resources
   Committee

   JOHN BARRY GRISWELL
   Director, Chairman of     Chairman of the Board, President and Chief
   the Board                 Executive Officer of Principal Life Insurance
   Chair, Executive          Company since 2002. President and Chief Executive
   Committee                 Officer, 2000-2002; President, 1998-2000;
                             Executive Vice President, 1996-1998.

                             Executive Vice President and Chief Financial
   SANDRA LYNN HELTON        Officer of Telephone & Data Systems, Inc. since
   Director                  1998. Vice President and Corporate Controller,
   Member, Audit Committee   Compaq Computer Corporation, 1997-1998. Prior
                             thereto, Senior Vice President and Treasurer of
                             Corning Incorporated, 1994-1997.

   CHARLES SAMUEL JOHNSON    Retired. Executive Vice President, DuPont,
   Director                  1999-2000; Chairman, President and Chief
   Member, Human Resources   Executive Officer, Pioneer Hi-Bred International,
   Committee                 Inc., 1996-1999.

   WILLIAM TURNBALL KERR
   Director                  Chairman, President & Chief Executive Officer of
   Member, Executive         Meredith Corporation since 1998. President and
   Committee                 Chief Executive Officer, 1997-1998; President and
   Chair, Human Resources    Chief Operating Officer, 1994-1997.
   Committee

                             Chairman of the Board of W.W. Grainger, Inc.
   RICHARD LEE KEYSER        since 1997. Chief Executive Officer, 1995 to
   Director                  present.
   Member, Audit Committee

   VICTOR HENDRIK
   LOEWENSTEIN               Senior Director, Egon Zehnder International since
   Director                  2001. Partner, 1999-2001; Managing Partner,
   Member, Nominating        1979-1999.
   Committee

   RONALD DALE PEARSON       Chief Executive Officer and Chairman of Hy-Vee,
   Director                  Inc. since 2001. Chief Executive Officer,
   Member, Human Resources   Chairman and President, 1989-2001.
   Committee

   FEDERICO FABIAN PENA      Managing Director of Vestar Capital Partners
   Director                  since 2000. Senior Advisor of Vestar Capital
   Member, Nominating        Partners, 1998-2000. Prior thereto, Secretary,
   Committee                 U.S. Department of Energy, 1996-1998.

                             President and Chief Executive Officer of The
   DONALD MITCHELL STEWART   Chicago Community Trust since 2000. Senior
   Director                  Program Officer and Special Advisor to the
   Member, Nominating        President at the Carnegie Corporation of New
   Committee                 York, 1999-2000. Prior thereto, President, The
                             College Board, 1986-1999.

   ELIZABETH EDITH TALLETT   President and Chief Executive Officer of Marshall
   Director                  Pharmaceuticals, Inc. since 2001. President and
   Chair, Audit Committee    Chief Executive Officer, Galenor Inc. 1999-2001
   Member, Executive         and also President & Chief Executive Officer of
   Committee                 Dioscor, Inc. since 1996.

STATE REGULATION


The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or Policy of the Company.


In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


FEDERAL TAX MATTERS


The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations that are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy. You should consult a qualified tax adviser about the tax implications of taking action under a Policy.


TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT
We are taxed as an insurance company under subchapter L of the Code. The Separate Account is not a separate taxable entity. Its operations are taken into account by us in determining our tax liability. All Separate Account investment income and realized net capital gains are reinvested and taken into account in determining Policy values and are automatically applied to increase the book reserves associated with the Policies.

CHARGES FOR TAXES
We impose a federal tax charge equal to 1.25% of premiums received under the Policy to compensate us for the federal income tax liability we incur by reason of receiving those premiums. We believe that this charge is reasonable in relation to the increased tax burden the Company incurs as a result of Section 848 of the Code. No other charge is currently made to the Separate Account for federal income taxes of the Company that may be attributable to the Separate Account. Periodically, we review the appropriateness of charges to the Separate Account for federal income taxes. In the future, a charge may be made for federal income taxes incurred by us and attributable to the Separate Account. In addition, depending on the method of calculating interest on Policy values allocated to the Fixed Account, a charge may be imposed for the Policy's share of our federal income taxes attributable to the Fixed Account.

Under current law, we may incur state or local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change attributable to state or local taxes, we reserve the right to charge the Separate Account for the portion of taxes, if any, attributable to the Separate Account.

DIVERSIFICATION STANDARDS
The Policy should qualify as a life insurance contract as long as the underlying investments for the Policy satisfy diversification requirements of Section 817(h) of the Code.

IRS DEFINITION OF LIFE INSURANCE
The Policy should qualify as a life insurance contract as long as it satisfies certain tests under Section 7702 of the Code.
.. The Policy qualifies if it satisfies a cash value accumulation test or a guideline premium requirement and falls within a cash value corridor.
.. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium allowed, we only accept that portion of the premium which would make the total premiums equal the maximum.

MODIFIED ENDOWMENT CONTRACT STATUS
Section 7702A of the Code sets forth a classification of life insurance policies known as "Modified Endowment Contracts." Policy loans and partial surrenders from a Policy that is classified as a modified endowment contract are taxable as ordinary income to the owner in an amount equal to the lesser of the amount of the loan/partial surrender or the excess of policy value over the owner's investment in the Policy. Additionally, taxable distributions are subject to a federal income tax penalty of 10% unless the payment is:
.. made after the owner attains age 591/2;
.. attributable to the taxpayer becoming disabled; or .. part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer.

Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you contemplate a large premium payment under this Policy, and you wish to avoid modified endowment contract status, you may contact us before making the payment and we will tell you the maximum amount which can be paid into the Policy before it would become a modified endowment contract.


POLICY SURRENDERS AND PARTIAL SURRENDERS
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the cash surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any policy loan, upon surrender or lapse, is added to the cash surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any income payment settlement option.

A total surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. During the first 15 policy years, an amount may be taxable prior to your tax-free recovery of your investment in the Policy if the partial surrender results in or is necessitated by a reduction in death benefits. A qualified tax advisor should be consulted regarding the tax consequences of any partial surrender during the first 15 policy years.


The increase in policy value of the Policy is not included in gross income unless and until there is a total surrender or partial surrender under the Policy. A complete surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent the distribution exceeds your investment in the Policy. Transfers between the divisions and/or the Fixed Account are not considered as distributions from the Policy and would not be considered taxable income.


POLICY LOANS AND LOAN INTEREST
Loans received under the Policy are generally recognized as loans for tax purposes and are not considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors. Due to the complexity of these factors, you should consult a competent tax advisor as to the deductibility of interest paid on policy loans. If the Policy is a modified endowment contract, a policy loan is taxable to an amount equal to the lesser of the amount of the loan or the excess of policy value over the owner's investment in the Policy.

CORPORATE ALTERNATIVE MINIMUM TAX
Ownership of a Policy by certain corporations may affect the owner's exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year's increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of 1) the premiums paid on that Policy in the year of death, and 2) the corporation's basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S corporations. Such tax also does not apply to "Small Corporations" as defined by section 55(c) of the Code. Corporations with gross receipts of $5,000,000 or less for their first taxable year after 1996 with gross receipts not exceeding $7,500,000 after the first taxable year will meet this definition.

EXCHANGE OR ASSIGNMENT OF POLICIES
A change of Policy or insured, or an exchange or assignment of a Policy may have tax consequences. An assignment or exchange may result in taxable income to the transferring owner. For complete information with respect to Policy assignments and exchanges, a qualified tax advisor should be consulted.
Withholding

Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect.


TAXATION OF ACCELERATED DEATH BENEFITS
We provide accelerated death benefits on a lien basis. It is unclear as to whether benefits paid under this rider are taxable. For information regarding taxation of accelerated death benefits, a qualified tax advisor should be consulted.

OTHER TAX ISSUES
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies. Any person concerned about the estate implications of the Policy should consult a competent tax advisor.

GENERAL INFORMATION


EMPLOYEE BENEFIT PLANS
The United States Supreme Court has held that optional annuity benefits under a qualified deferred compensation plan cannot vary on the basis of gender. Polices are available for use in connection with employment related insurance or benefit plans which do not vary between male and female insured of a particular age and underwriting classification. A competent tax advisor should be consulted on these matters.

LEGAL OPINIONS
Legal matters applicable to the issue and sale of the Policies, including our right to issue Policies under Iowa Insurance Law, have been passed upon by Karen
E. Shaff, Senior Vice President and General Counsel.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

REGISTRATION STATEMENT
This prospectus omits some information contained in the registration statement that we have filed with the SEC. Statements contained in this prospectus are summaries of the contents of the Policy and other legal documents.

OTHER VARIABLE INSURANCE CONTRACTS
The Company currently offers other variable life contracts that participate in the Separate Account. In the future, we may designate additional group or individual variable insurance contracts as participating in the Separate Account.

RESERVATION OF RIGHTS
The Company reserves the right to amend or terminate the special plans described in this prospectus. Such plans include preauthorized premium payments, dollar cost averaging (DCA) and automatic portfolio rebalancing (APR). You would be notified of any such action to the extent required by law.

CUSTOMER INQUIRIES
Your questions should be directed to: PrinFlex Life/(R)/, Principal Financial Group, P.O. Box 9296, Des Moines, Iowa 50306-9296, 1-800-247-9988.

INDEPENDENT AUDITORS
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of Principal Life Insurance Company are included in this prospectus. Those statements have been audited by Ernst & Young LLP, independent auditors, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.

FINANCIAL STATEMENTS

The consolidated financial statements of Principal Life Insurance Company which are included in this prospectus should be considered only as it relates to our ability to meet our obligations under the Policy. They do not relate to investment performance of the assets held in the Separate Account.

FINANCIAL STATEMENTS

Principal Life Insurance Company Variable Life Separate Account
Year Ended December 31, 2001

Report of Independent Auditors

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Variable Life Separate Account [comprised of the AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. Value, American Century VP Income & Growth, American Century VP Ultra, Asset Allocation, Balanced, Bond, Capital Value, Dreyfus Founders Discovery, Equity Growth (formerly Aggressive Growth), Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Fidelity VIP High Income, Government Securities, Growth, High Yield, International, International SmallCap, INVESCO VIF Dynamics, INVESCO VIF Health Sciences, INVESCO VIF Small Company Growth, INVESCO VIF Technology, Janus Aspen Aggressive Growth, LargeCap Growth, LargeCap Stock Index, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Putnam VT Global Asset Allocation, Putnam VT Vista, Putnam VT Voyager, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities Divisions] as of December 31, 2001, and the related statements of operations and changes in net assets for each of the three years in the period then ended, except for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Variable Life Separate Account at December 31, 2001, and the results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Des Moines, Iowa
February 11, 2002

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                                                         AIM V.I. Growth
                                                                        AIM V.I. Growth     and Income
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                              $174,780         $107,483

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                    $174,780         $107,483
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Flex Variable Life                                                         $      -          $11,668
   PrinFlex Life                                                               170,737           89,267
   Survivorship Variable Universal Life                                          3,894            6,548
   Variable Universal Life Accumulator                                             149                -
                                                                       ------------------------------------
Total net assets                                                              $174,780         $107,483
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                                $175,515         $105,697
Shares of mutual fund owned                                                     10,677            5,321

Accumulation units outstanding:
   Flex Variable Life                                                                -            1,398
   PrinFlex Life                                                                19,945           10,645
   Survivorship Variable Universal Life                                            455              781
   Variable Universal Life Accumulator                                              17                -

Accumulation unit value:
   Flex Variable Life                                                          $     -            $8.35
   PrinFlex Life                                                                  8.56             8.39
   Survivorship Variable Universal Life                                           8.56             8.39
   Variable Universal Life Accumulator                                            8.56                -

See accompanying notes.

                                                                                         American Century
                                                                                           VP Income &     American Century
                                                                         AIM V.I. Value   Growth Division      VP Ultra
                                                                            Division                           Division

                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                              $426,219          $323,130         $192,825

Liabilities                                                                          -                 -                -
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Net assets                                                                    $426,219          $323,130         $192,825
                                                                       ======================================================
                                                                       ======================================================

Net assets
Accumulation units:
   Flex Variable Life                                                         $  8,005       $       704      $       933
   PrinFlex Life                                                               407,044           320,012          185,637
   Survivorship Variable Universal Life                                         10,966             2,400            2,763
   Variable Universal Life Accumulator                                             204                14            3,492
                                                                       ------------------------------------------------------
Total net assets                                                              $426,219          $323,130         $192,825

                                                                       ======================================================
                                                                       ======================================================
Investments in shares of mutual funds, at cost                                $434,765          $318,954         $188,591
Shares of mutual fund owned                                                     18,254            50,020           20,234

Accumulation units outstanding:
   Flex Variable Life                                                              908                78              102
   PrinFlex Life                                                                45,956            35,419           20,200
   Survivorship Variable Universal Life                                          1,238               266              301
   Variable Universal Life Accumulator                                              23                 2              380

Accumulation unit value:
   Flex Variable Life                                                            $8.82             $8.99            $9.15
   PrinFlex Life                                                                  8.86              9.03             9.19
   Survivorship Variable Universal Life                                           8.86              9.03             9.19
   Variable Universal Life Accumulator                                            8.86              9.03             9.19

See accompanying notes.

                                                                       Asset Allocation
                                                                           Division     Balanced Division       Bond
                                                                                                              Division
                                                                       -----------------------------------------------------
                                                                       -----------------------------------------------------
Assets
Investments in shares of mutual funds, at market                          $  9,649,902       $13,101,392      $14,908,876

Liabilities                                                                          -                 -                -
                                                                       -----------------------------------------------------
                                                                       -----------------------------------------------------
Net assets                                                                $  9,649,902       $13,101,392      $14,908,876
                                                                       =====================================================
                                                                       =====================================================

Net assets
Accumulation units:
   Flex Variable Life                                                  $         1,043       $ 3,251,009      $ 2,086,474
   PrinFlex Life                                                             8,938,288         9,431,734       12,375,718
   Survivorship Variable Universal Life                                        709,091           398,483          441,580
   Variable Universal Life Accumulator                                           1,480            20,166            5,104
                                                                       -----------------------------------------------------
Total net assets                                                           $ 9,649,902         $13,101,392      $14,908,876

                                                                       =====================================================
                                                                       =====================================================
Investments in shares of mutual funds, at cost                             $10,300,714       $14,454,023      $14,583,802
Shares of mutual fund owned                                                    855,488           954,216        1,259,196

Accumulation units outstanding:
   Flex Variable Life                                                              109           117,537           78,312
   PrinFlex Life                                                               609,734           764,576          919,315
   Survivorship Variable Universal Life                                         65,399            43,017           37,669
   Variable Universal Life Accumulator                                             101             1,635              379

Accumulation unit value:
   Flex Variable Life                                                           $9.59             $27.66           $26.63
   PrinFlex Life                                                                14.66              12.34            13.46
   Survivorship Variable Universal Life                                         10.84               9.26            11.72
   Variable Universal Life Accumulator                                          14.66              12.34            13.46

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)
                               December 31, 2001


                                                                                         Dreyfus Founders
                                                                            Capital     Discovery Division
                                                                             Value
                                                                           Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $29,595,153        $155,009

Liabilities                                                                           -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $29,595,153        $155,009
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Flex Variable Life                                                      $  6,785,163      $        -
   PrinFlex Life                                                             22,430,842         153,971
   Survivorship Variable Universal Life                                         378,845               -
   Variable Universal Life Accumulator                                              303           1,038
                                                                       ------------------------------------
Total net assets                                                            $29,595,153        $155,009
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $34,388,100        $150,441
Shares of mutual fund owned                                                   1,065,340          15,801

Accumulation units outstanding:
   Flex Variable Life                                                           203,555               -
   PrinFlex Life                                                              1,754,500          17,312
   Survivorship Variable Universal Life                                          43,890               -
   Variable Universal Life Accumulator                                               24             117

Accumulation unit value:
   Flex Variable Life                                                           $33.33          $     -
   PrinFlex Life                                                                 12.78             8.89
   Survivorship Variable Universal Life                                           8.63                -
   Variable Universal Life Accumulator                                           12.78             8.89

See accompanying notes.



                                                                                                     Fidelity VIP      Fidelity
                                                               Equity Growth       Fidelity           Equity-          VIP High
                                                                  Division          VIP II         Income Division   Income Division
                                                                                  Contrafund
                                                                                   Division
                                                             -----------------------------------------------------------------------
                                                             -----------------------------------------------------------------------
Assets

Investments in shares of mutual funds, at market                  $50,584,441       $41,154,655      $18,129,536        $2,817,582

Liabilities                                                                 -                 -                -                 -
                                                             -----------------------------------------------------------------------
                                                             -----------------------------------------------------------------------
Net assets                                                        $50,584,441       $41,154,655      $18,129,536        $2,817,582
                                                             =======================================================================
                                                             =======================================================================

Net assets
Accumulation units:
   Flex Variable Life                                             $    11,532      $      7,956      $    23,133        $    1,205
   PrinFlex Life                                                   48,766,788        39,577,641       16,980,993         2,719,735
   Survivorship Variable Universal Life                             1,803,583         1,568,048        1,121,672            96,642
   Variable Universal Life Accumulator                                  2,538             1,010            3,738                 -
                                                             -----------------------------------------------------------------------
Total net assets                                                  $50,584,441       $41,154,655      $18,129,536        $2,817,582
                                                             =======================================================================
                                                             =======================================================================

Investments in shares of mutual funds, at cost                    $61,058,093       $47,521,359      $19,019,849        $3,794,051
Shares of mutual fund owned                                         3,105,245         2,044,444          796,903           439,560

Accumulation units outstanding:
   Flex Variable Life                                                   1,285               853            2,535               134
   PrinFlex Life                                                    3,153,875         2,468,412        1,132,160           333,471
   Survivorship Variable Universal Life                               193,996           168,512          111,942            14,035
   Variable Universal Life Accumulator                                    164                63              249                 -

Accumulation unit value:
   Flex Variable Life                                                $  8.97           $  9.33          $  9.13              $8.96
   PrinFlex Life                                                       15.46             16.03            15.00               8.16
   Survivorship Variable Universal Life                                 9.30              9.31            10.02               6.89
   Variable Universal Life Accumulator                                 15.46             16.03            15.00                  -

See accompanying notes.



                                                                Government
                                                                Securities     Growth Division
                                                                 Division
                                                             ------------------------------------
                                                             ------------------------------------
Assets

Investments in shares of mutual funds, at market                  $10,466,081      $15,258,597

Liabilities                                                                 -                -
                                                             ------------------------------------
                                                             ------------------------------------
Net assets                                                        $10,466,081      $15,258,597
                                                             ====================================
                                                             ====================================

Net assets
Accumulation units:
   Flex Variable Life                                             $    34,289    $           -
   PrinFlex Life                                                    7,222,238       14,451,604
   Survivorship Variable Universal Life                             3,183,376          806,770
   Variable Universal Life Accumulator                                 26,178              223
                                                             ------------------------------------
Total net assets                                                  $10,466,081      $15,258,597
                                                             ====================================
                                                             ====================================

Investments in shares of mutual funds, at cost                    $10,105,682      $22,210,954
Shares of mutual fund owned                                           903,807        1,246,617

Accumulation units outstanding:
   Flex Variable Life                                                   3,284                -
   PrinFlex Life                                                      510,686        1,259,246
   Survivorship Variable Universal Life                               261,505          110,394
   Variable Universal Life Accumulator                                  1,851               19

Accumulation unit value:
   Flex Variable Life                                                 $10.44         $       -
   PrinFlex Life                                                       14.14            11.48
   Survivorship Variable Universal Life                                12.17             7.31
   Variable Universal Life Accumulator                                 14.14            11.48

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)
                               December 31, 2001




                                                                          High Yield      International
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                             $1,710,543      $17,773,333

Liabilities                                                                           -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                   $1,710,543      $17,773,333
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Flex Variable Life                                                        $1,710,543      $       940
   PrinFlex Life                                                                      -       17,094,072
   Survivorship Variable Universal Life                                               -          671,414
   Variable Universal Life Accumulator                                                -            6,907
                                                                       ------------------------------------
Total net assets                                                             $1,710,543      $17,773,333
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                               $2,321,615      $23,735,645
Shares of mutual fund owned                                                     295,431        1,691,088

Accumulation units outstanding:
   Flex Variable Life                                                            83,344              111
   PrinFlex Life                                                                      -        1,622,404
   Survivorship Variable Universal Life                                               -           83,630
   Variable Universal Life Accumulator                                                -              656

Accumulation unit value:
   Flex Variable Life                                                           $20.52           $  8.48
   PrinFlex Life                                                                    -              10.54
   Survivorship Variable Universal Life                                             -               8.03
   Variable Universal Life Accumulator                                              -              10.54

See accompanying notes.

                                                                                                                   INVESCO VIF Small
                                                                                                    INVESCO VIF     Company Growth
                                                               International      INVESCO VIF     Health Sciences      Division
                                                             SmallCap Division Dynamics Division     Division

                                                             -----------------------------------------------------------------------
                                                             -----------------------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                  $7,597,799          $53,019          $369,374          $63,237

Liabilities                                                                -                -                 -                -
                                                             -----------------------------------------------------------------------
                                                             -----------------------------------------------------------------------
Net assets                                                        $7,597,799          $53,019          $369,374          $63,237
                                                             =======================================================================
                                                             =======================================================================

Net assets
Accumulation units:
   Flex Variable Life                                        $             -          $     -          $      -          $    85
   PrinFlex Life                                                   6,949,272           53,019           359,074           62,196
   Survivorship Variable Universal Life                              645,664                -             9,070              956
   Variable Universal Life Accumulator                                 2,863                -             1,230                -
                                                             -----------------------------------------------------------------------
Total net assets                                                  $7,597,799          $53,019          $369,374          $63,237
                                                             =======================================================================
                                                             =======================================================================

Investments in shares of mutual funds, at cost                    $8,390,754          $50,094          $363,925          $58,196
Shares of mutual fund owned                                          700,904            4,228            20,295            4,296

Accumulation units outstanding:
   Flex Variable Life                                                      -                -                 -               10
   PrinFlex Life                                                     572,166            6,587            36,164            7,310
   Survivorship Variable Universal Life                               62,559                -               913              112
   Variable Universal Life Accumulator                                   236                -               124                -

Accumulation unit value:
   Flex Variable Life                                              $       -          $     -          $     -            $8.47
   PrinFlex Life                                                      12.14             8.05              9.93             8.51
   Survivorship Variable Universal Life                               10.32                 -             9.93             8.51
   Variable Universal Life Accumulator                                12.14                 -             9.93                 -

See accompanying notes.


                                                                                Janus Aspen
                                                                INVESCO VIF   Aggressive Growth
                                                                Technology         Division
                                                                 Division
                                                             ------------------------------------
                                                             ------------------------------------
Assets
Investments in shares of mutual funds, at market                    $137,546         $403,359

Liabilities                                                                -                -
                                                             ------------------------------------
                                                             ------------------------------------
Net assets                                                          $137,546         $403,359
                                                             ====================================
                                                             ====================================

Net assets
Accumulation units:
   Flex Variable Life                                             $  15,816        $  15,543
   PrinFlex Life                                                     117,196          384,245
   Survivorship Variable Universal Life                                4,308            1,831
   Variable Universal Life Accumulator                                   226            1,740
                                                             ------------------------------------
Total net assets                                                    $137,546         $403,359
                                                             ====================================
                                                             ====================================

Investments in shares of mutual funds, at cost                      $132,554         $426,995
Shares of mutual fund owned                                            8,949           18,562

Accumulation units outstanding:
   Flex Variable Life                                                  2,230            2,064
   PrinFlex Life                                                      16,447           50,785
   Survivorship Variable Universal Life                                  605              242
   Variable Universal Life Accumulator                                    32              230

Accumulation unit value:
   Flex Variable Life                                                 $7.09            $7.53
   PrinFlex Life                                                       7.13             7.57
   Survivorship Variable Universal Life                                7.13             7.57
   Variable Universal Life Accumulator                                 7.13             7.57

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)
                               December 31, 2001


                                                                        LargeCap Growth   LargeCap Stock
                                                                           Division       Index Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                              $154,565       $17,277,953

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                    $154,565       $17,277,953
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Flex Variable Life                                                       $    6,133    $       75,585
   PrinFlex Life                                                               145,344        15,575,618
   Survivorship Variable Universal Life                                          2,474         1,616,807
   Variable Universal Life Accumulator                                             614             9,943
                                                                       ------------------------------------
Total net assets                                                              $154,565       $17,277,953
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                                $151,331       $19,698,933
Shares of mutual fund owned                                                     17,485         2,084,192

Accumulation units outstanding:
   Flex Variable Life                                                              776             8,485
   PrinFlex Life                                                                18,300         1,775,448
   Survivorship Variable Universal Life                                            312           183,566
   Variable Universal Life Accumulator                                              77             1,133

Accumulation unit value:
   Flex Variable Life                                                            $7.91             $8.91
   PrinFlex Life                                                                  7.94              8.77
   Survivorship Variable Universal Life                                           7.94              8.81
   Variable Universal Life Accumulator                                            7.94              8.77

See accompanying notes.


                                                                                                            MidCap Growth
                                                                       MicroCap Division  MidCap Division      Division

                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                             $1,907,964       $39,443,774       $3,431,858

Liabilities                                                                           -                 -                -
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Net assets                                                                   $1,907,964       $39,443,774       $3,431,858
                                                                       ======================================================
                                                                       ======================================================

Net assets
Accumulation units:
   Flex Variable Life                                                     $       8,120       $12,850,695 $              -
   PrinFlex Life                                                              1,468,375        26,199,741        3,226,436
   Survivorship Variable Universal Life                                         425,752           392,486          201,933
   Variable Universal Life Accumulator                                            5,717               852            3,489
                                                                       ------------------------------------------------------
Total net assets                                                             $1,907,964       $39,443,774       $3,431,858
                                                                       ======================================================

Investments in shares of mutual funds, at cost                               $1,858,016       $40,276,924       $3,903,523
Shares of mutual fund owned                                                     208,066         1,229,161          404,224

Accumulation units outstanding:
   Flex Variable Life                                                               838           256,683                -
   PrinFlex Life                                                                158,891         1,684,436          334,304
   Survivorship Variable Universal Life                                          40,896            31,869           20,694
   Variable Universal Life Accumulator                                              619                55              362

Accumulation unit value:
   Flex Variable Life                                                          $  9.69            $50.06           $     -
   PrinFlex Life                                                                  9.24             15.55              9.65
   Survivorship Variable Universal Life                                          10.41             12.32              9.76
   Variable Universal Life Accumulator                                            9.24             15.55              9.65


                                                                       MidCap Growth
                                                                       Equity Division       MidCap            Money
                                                                                              Value       Market Division
                                                                                            Division
                                                                       -----------------------------------------------------
                                                                       -----------------------------------------------------
Assets
Investments in shares of mutual funds, at market                            $124,701           $334,689       $29,911,038

Liabilities                                                                        -                  -                 -
                                                                       -----------------------------------------------------
                                                                       -----------------------------------------------------
Net assets                                                                  $124,701           $334,689       $29,911,038
                                                                       =====================================================
                                                                       =====================================================

Net assets
Accumulation units:
   Flex Variable Life                                                     $        -         $    2,437      $    601,473
   PrinFlex Life                                                             123,338            315,589        26,266,573
   Survivorship Variable Universal Life                                        1,363             10,868         2,439,863
   Variable Universal Life Accumulator                                             -              5,795           603,129
                                                                       -----------------------------------------------------
Total net assets                                                            $124,701           $334,689       $29,911,038
                                                                       =====================================================

Investments in shares of mutual funds, at cost                              $121,049           $330,229       $29,911,124
Shares of mutual fund owned                                                   21,136             28,655        29,911,038

Accumulation units outstanding:
   Flex Variable Life                                                              -                254            32,483
   PrinFlex Life                                                              14,989             32,705         2,063,192
   Survivorship Variable Universal Life                                          166              1,126           216,836
   Variable Universal Life Accumulator                                             -                601            47,398

Accumulation unit value:
   Flex Variable Life                                                        $     -             $9.60             $18.52
   PrinFlex Life                                                                8.23              9.65              12.73
   Survivorship Variable Universal Life                                         8.23              9.65              11.25
   Variable Universal Life Accumulator                                             -              9.65              12.73

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)
                               December 31, 2001


                                                                       Putnam VT Global
                                                                       Asset Allocation       Putnam VT
                                                                           Division             Vista
                                                                                               Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                              $1,442,869      $6,598,135

Liabilities                                                                            -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                    $1,442,869      $6,598,135
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Flex Variable Life                                                      $       9,290     $        69
   PrinFlex Life                                                               1,293,496       6,192,328
   Survivorship Variable Universal Life                                          140,083         405,704
   Variable Universal Life Accumulator                                                 -              34
                                                                       ------------------------------------
Total net assets                                                              $1,442,869      $6,598,135
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                                $1,696,386      $9,683,579
Shares of mutual fund owned                                                      107,838         581,846

Accumulation units outstanding:
   Flex Variable Life                                                                995               9
   PrinFlex Life                                                                 129,168         605,531
   Survivorship Variable Universal Life                                           14,820          45,706
   Variable Universal Life Accumulator                                                 -               3

Accumulation unit value:
   Flex Variable Life                                                          $  9.34          $  8.06
   PrinFlex Life                                                                 10.01            10.22
   Survivorship Variable Universal Life                                           9.45             8.88
   Variable Universal Life Accumulator                                                -           10.22

See accompanying notes.


                                                                         Putnam VT Voyager     Real
                                                                            Division          Estate      SmallCap Division
                                                                                             Division
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                            $22,400,946        $3,295,109       $3,681,969

Liabilities                                                                           -                 -                -
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Net assets                                                                  $22,400,946        $3,295,109       $3,681,969
                                                                       ======================================================
                                                                       ======================================================

Net assets
Accumulation units:
   Flex Variable Life                                                       $    22,112        $    6,754       $    6,039
   PrinFlex Life                                                             20,227,611         2,675,427        3,429,566
   Survivorship Variable Universal Life                                       2,149,777           612,928          246,360
   Variable Universal Life Accumulator                                            1,446                 -                4
                                                                       ------------------------------------------------------
Total net assets                                                            $22,400,946        $3,295,109       $3,681,969
                                                                       ======================================================
                                                                       ======================================================

Investments in shares of mutual funds, at cost                              $34,032,574        $3,151,013       $4,025,439
Shares of mutual fund owned                                                     784,347           305,953          458,527

Accumulation units outstanding:
   Flex Variable Life                                                             2,620               617              638
   PrinFlex Life                                                              1,822,878           210,229          330,003
   Survivorship Variable Universal Life                                         233,042            44,748           22,786
   Variable Universal Life Accumulator                                              130                 -                1

Accumulation unit value:
   Flex Variable Life                                                          $  8.44            $10.95          $  9.47
   PrinFlex Life                                                                 11.10             12.73            10.39
   Survivorship Variable Universal Life                                           9.22             13.70            10.81
   Variable Universal Life Accumulator                                           11.10                 -            10.39

See accompanying notes.

                                                                       SmallCap Growth      SmallCap
                                                                           Division           Value      Utilities Division
                                                                                            Division
                                                                       -----------------------------------------------------
                                                                       -----------------------------------------------------
Assets
Investments in shares of mutual funds, at market                           $10,098,274        $5,542,468       $2,061,320

Liabilities                                                                          -                 -                -
                                                                       -----------------------------------------------------
                                                                       -----------------------------------------------------
Net assets                                                                 $10,098,274        $5,542,468       $2,061,320
                                                                       =====================================================
                                                                       =====================================================

Net assets
Accumulation units:
   Flex Variable Life                                                  $         4,072        $    4,670    $       5,358
   PrinFlex Life                                                             9,373,483         5,224,309        1,857,845
   Survivorship Variable Universal Life                                        718,607           307,759          198,117
   Variable Universal Life Accumulator                                           2,112             5,730                -
                                                                       -----------------------------------------------------
Total net assets                                                           $10,098,274        $5,542,468       $2,061,320
                                                                       =====================================================
                                                                       =====================================================

Investments in shares of mutual funds, at cost                             $14,727,410        $5,492,867       $2,611,241
Shares of mutual fund owned                                                    952,667           487,464          236,119

Accumulation units outstanding:
   Flex Variable Life                                                              535               476              739
   PrinFlex Life                                                               797,228           384,039          182,355
   Survivorship Variable Universal Life                                         77,212            21,105           23,413
   Variable Universal Life Accumulator                                             180               421                -

Accumulation unit value:
   Flex Variable Life                                                         $  7.61           $  9.82          $  7.25
   PrinFlex Life                                                                11.76             13.60            10.19
   Survivorship Variable Universal Life                                          9.31             14.58             8.46
   Variable Universal Life Accumulator                                          11.76             13.60                 -

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                            Statements of Operations

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                                             AIM V.I.
                                                                           AIM V.I.         Growth and
                                                                            Growth            Income
                                                                         Division (1)      Division (1)
                                                                       ------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                                $    360        $      49

Expenses:
   Mortality and expense risks                                                   409              275
                                                                       ------------------------------------
Net investment income (loss)                                                     (49)            (226)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                   (218)          (3,639)
Capital gains distributions                                                        -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                    (218)          (3,639)
Change in net unrealized appreciation or depreciation of investments            (735)           1,786
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations              $(1,002)         $(2,079)
                                                                       ====================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                                $      -        $       -
   Capital gains distributions                                                     -                -
                                                                       ------------------------------------
                                                                                   -                -
Expenses:
   Mortality and expense risks                                                     -                -
                                                                       ------------------------------------
Net investment income (loss)                                                       -                -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         -                -
Change in net unrealized appreciation or depreciation of investments               -                -
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations             $      -        $       -
                                                                       ====================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                $      -        $       -
   Capital gains distributions                                                     -                -
                                                                       ------------------------------------
                                                                                   -                -
Expenses:
   Mortality and expense risks                                                     -                -
                                                                       ------------------------------------
Net investment income (loss)                                                       -                -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         -                -
Change in net unrealized appreciation or depreciation of investments               -                -
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations             $      -        $       -
                                                                       ====================================

(1)  Commenced operations May 19, 2001

See accompanying notes.

                                                                                              American
                                                                                             Century VP        American
                                                                            AIM V.I.     Income & Growth      Century VP
                                                                             Value          Division (1)         Ultra
                                                                           Division (1)                       Division (1)
                                                                   -------------------------------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                                $    520         $       -        $        -

Expenses:
   Mortality and expense risks                                                 1,038               793               453
                                                                       ---------------------------------------------------------
Net investment income (loss)                                                    (518)             (793)             (453)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (3,100)              (71)           (9,757)
Capital gains distributions                                                    7,899                 -                 -
                                                                       ---------------------------------------------------------
                                                                       ---------------------------------------------------------
Total realized gains (losses) on investments                                   4,799               (71)           (9,757)
Change in net unrealized appreciation or depreciation of investments          (8,546)            4,176             4,234
                                                                       ---------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $(4,265)           $3,312           $(5,976)
                                                                       =========================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                              $        -         $       -        $        -
   Capital gains distributions                                                     -                 -                 -
                                                                       ---------------------------------------------------------
                                                                                   -                 -                 -
Expenses:
   Mortality and expense risks                                                     -                 -                 -
                                                                       ---------------------------------------------------------
Net investment income (loss)                                                       -                 -                 -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         -                 -                 -
Change in net unrealized appreciation or depreciation of investments               -                 -                 -
                                                                       ---------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $        -         $       -        $        -
                                                                       =========================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                              $        -         $       -        $        -
   Capital gains distributions                                                     -                 -                 -
                                                                       ---------------------------------------------------------
                                                                                   -                 -                 -
Expenses:
   Mortality and expense risks                                                     -                 -                 -
                                                                       ---------------------------------------------------------
Net investment income (loss)                                                       -                 -                 -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         -                 -                 -
Change in net unrealized appreciation or depreciation of investments               -                 -                 -
                                                                       ---------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $        -         $       -        $        -
                                                                       =========================================================

(1)  Commenced operations May 19, 2001

See accompanying notes.

                                                                          Asset
                                                                       Allocation        Balanced            Bond
                                                                         Division         Division          Division
                                                                   --------------------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                            $ 201,541       $    365,554       $ 691,129

Expenses:
   Mortality and expense risks                                             66,382            106,648          92,970
                                                                       --------------------------------------------------
Net investment income (loss)                                              135,159            258,906         598,159

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                            (230,483)          (128,442)         (6,436)
Capital gains distributions                                                13,288            167,396               -
                                                                       --------------------------------------------------
                                                                       --------------------------------------------------
Total realized gains (losses) on investments                             (217,195)            38,954          (6,436)
Change in net unrealized appreciation or depreciation of investments     (251,071)        (1,262,149)        140,352
                                                                       ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $(333,107)      $   (964,289)      $ 732,075
                                                                       ==================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                            $ 140,582       $          -       $       -
   Capital gains distributions                                            401,133                  -               -
                                                                       --------------------------------------------------
                                                                          541,715                  -               -
Expenses:
   Mortality and expense risks                                             37,864            104,162          70,481
                                                                       --------------------------------------------------
Net investment income (loss)                                              503,851           (104,162)        (70,481)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                  9,480            (52,909)        (67,172)
Change in net unrealized appreciation or depreciation of investments     (522,565)            67,563         710,421
                                                                       ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (9,234)      $    (89,508)      $ 572,768
                                                                       ==================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                           $   72,994       $    421,363       $ 423,106
   Capital gains distributions                                            220,018            458,007               -
                                                                       --------------------------------------------------
                                                                          293,012            879,370         423,106
Expenses:
   Mortality and expense risks                                             20,257             93,638          47,388
                                                                       --------------------------------------------------
Net investment income (loss)                                              272,755            785,732         375,718

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                 18,368             77,332          (8,182)
Change in net unrealized appreciation or depreciation of investments      136,643           (695,498)       (552,153)
                                                                       --------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $ 427,766       $    167,566       $(184,617)
                                                                       ==================================================

(1)  Commenced operations May 19, 2001

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                                             Dreyfus
                                                                            Capital          Founders
                                                                             Value          Discovery
                                                                           Division        Division (1)
                                                                       ------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                              $    354,739     $        -

Expenses:
   Mortality and expense risks                                                 260,206            543
                                                                       ------------------------------------
Net investment income (loss)                                                    94,533           (543)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (420,531)        (3,645)
Capital gains distributions                                                    128,530              -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  (292,001)        (3,645)
Change in net unrealized appreciation or depreciation of investments        (2,498,976)         4,568
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations            $(2,696,444)      $    380
                                                                       ====================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                              $    448,738     $        -
   Capital gains distributions                                                 135,404              -
                                                                       ------------------------------------
                                                                               584,142              -
Expenses:
   Mortality and expense risks                                                 253,147              -
                                                                       ------------------------------------
Net investment income (loss)                                                   330,995              -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                    (899,891)             -
Change in net unrealized appreciation or depreciation of investments           950,640              -
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations           $    381,744     $        -
                                                                       ====================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                              $    631,298     $        -
   Capital gains distributions                                               3,121,167              -
                                                                       ------------------------------------
                                                                             3,752,465              -
Expenses:
   Mortality and expense risks                                                 227,884              -
                                                                       ------------------------------------
Net investment income (loss)                                                 3,524,581              -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                     207,213              -
Change in net unrealized appreciation or depreciation of investments        (5,167,258)             -
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations            $(1,435,464)    $        -
                                                                       ====================================

(1)  Commenced operations May 19, 2001
(2) Represented the operations of the Aggressive Growth Division until May 19, 2001 when the name changed to Equity Growth Division

See accompanying notes.



                                                                                                                Fidelity VIP
                                                                              Equity        Fidelity VIP II      Equity-
                                                                              Growth          Contrafund         Income
                                                                           Division (2)        Division         Division
                                                                        -------------------------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                             $      42,527      $    266,237      $    235,916

Expenses:
   Mortality and expense risks                                                 413,828           305,601           121,385
                                                                       --------------------------------------------------------
Net investment income (loss)                                                  (371,301)          (39,364)          114,531

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (594,851)         (530,711)         (100,524)
Capital gains distributions                                                  2,923,876           939,660           662,811
                                                                       --------------------------------------------------------
                                                                       --------------------------------------------------------
Total realized gains (losses) on investments                                 2,329,025           408,949           562,287
Change in net unrealized appreciation or depreciation of investments        (9,726,755)       (5,327,117)       (1,553,952)
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            $(7,769,031)      $(4,957,532)     $   (877,134)
                                                                       ========================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                             $           -     $      84,138      $    167,161
   Capital gains distributions                                               1,219,532         3,054,223           629,770
                                                                       --------------------------------------------------------
                                                                             1,219,532         3,138,361           796,931
Expenses:
   Mortality and expense risks                                                 357,859           254,559           100,688
                                                                       --------------------------------------------------------
Net investment income (loss)                                                   861,673         2,883,802           696,243

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                     146,570            32,714           (36,409)
Change in net unrealized appreciation or depreciation of investments        (7,649,724)       (5,395,041)          320,251
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            $(6,641,481)      $(2,478,525)     $    980,085
                                                                       ========================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                           $               -   $      45,256     $      81,671
   Capital gains distributions                                               2,005,405           331,881           180,535
                                                                       --------------------------------------------------------
                                                                             2,005,405           377,137           262,206
Expenses:
   Mortality and expense risks                                                 182,021           115,541            66,774
                                                                       --------------------------------------------------------
Net investment income (loss)                                                 1,823,384           261,596           195,432

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                      88,148            36,522            26,811
Change in net unrealized appreciation or depreciation of investments         6,010,958         3,000,192            51,551
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            $ 7,922,490       $ 3,298,310      $    273,794
                                                                       ========================================================




                                                                        Fidelity VIP      Government
                                                                        High Income       Securities          Growth
                                                                          Division         Division          Division
                                                                       ----------------------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                            $  233,699          $216,752    $            -

Expenses:
   Mortality and expense risks                                              22,546            44,697           132,900
                                                                       ---------------------------------------------------
Net investment income (loss)                                               211,153           172,055          (132,900)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                             (198,377)           21,893          (200,755)
Capital gains distributions                                                      -                 -                 -
                                                                       ---------------------------------------------------
                                                                       ---------------------------------------------------
Total realized gains (losses) on investments                              (198,377)           21,893          (200,755)
Change in net unrealized appreciation or depreciation of investments      (397,609)          190,344        (3,854,361)
                                                                       ----------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $ (384,833)         $384,292       $(4,188,016)
                                                                       ===================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                            $  112,140       $         -    $            -
   Capital gains distributions                                                   -                 -         2,991,447
                                                                       ---------------------------------------------------
                                                                           112,140                 -         2,991,447
Expenses:
   Mortality and expense risks                                              16,875            24,903           120,729
                                                                       ---------------------------------------------------
Net investment income (loss)                                                95,265           (24,903)        2,870,718

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                 (46,430)          (73,232)           27,791
Change in net unrealized appreciation or depreciation of investments      (528,218)          358,676        (4,702,775)
                                                                       ----------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $ (479,383)         $260,541       $(1,804,266)
                                                                       ===================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                            $  107,614          $181,309     $      61,438
   Capital gains distributions                                               4,023                 -            26,610
                                                                       ---------------------------------------------------
                                                                           111,637           181,309            88,048
Expenses:
   Mortality and expense risks                                              12,593            29,098            65,974
                                                                       ---------------------------------------------------
Net investment income (loss)                                                99,044           152,211            22,074

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                 (18,366)          (23,023)           35,999
Change in net unrealized appreciation or depreciation of investments         9,792          (179,101)        1,136,770
                                                                       ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $    90,470         $ (49,913)      $ 1,194,843
                                                                       ===================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted


                                                                             High
                                                                             Yield        International
                                                                           Division          Division
                                                                       ------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                                $ 178,099     $      23,800

Expenses:
   Mortality and expense risks                                                 12,750           156,274
                                                                       ------------------------------------
Net investment income (loss)                                                  165,349          (132,474)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (35,917)         (183,087)
Capital gains distributions                                                         -             3,381
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  (35,917)         (179,706)
Change in net unrealized appreciation or depreciation of investments         (131,598)       (4,528,498)
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations             $  (2,166)      $(4,840,678)
                                                                       ====================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                                $ 159,252     $     115,474
   Capital gains distributions                                                      -           687,531
                                                                       ------------------------------------
                                                                              159,252           803,005
Expenses:
   Mortality and expense risks                                                 12,260           139,590
                                                                       ------------------------------------
Net investment income (loss)                                                  146,992           663,415

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                    (36,162)           10,274
Change in net unrealized appreciation or depreciation of investments         (199,645)       (2,202,921)
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations             $ (88,815)      $(1,529,232)
                                                                       ====================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                $ 156,525      $    331,297
   Capital gains distributions                                                      -         1,187,285
                                                                       ------------------------------------
                                                                              156,525         1,518,582
Expenses:
   Mortality and expense risks                                                 15,977            88,959
                                                                       ------------------------------------
Net investment income (loss)                                                  140,548         1,429,623

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                    (83,063)           34,900
Change in net unrealized appreciation or depreciation of investments          (35,529)          942,834
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations             $  21,956       $ 2,407,357
                                                                       ====================================

(1)  Commenced operations May 19, 2001

See accompanying notes.

                                                                                                           INVESCO VIF
                                                                      International      INVESCO VIF         Health
                                                                         SmallCap          Dynamics          Sciences
                                                                         Division        Division (1)     Division (1)
                                                                    -------------------------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                        $             -       $       -       $       -

Expenses:
   Mortality and expense risks                                               64,180             135               717
                                                                    -------------------------------------------------------
Net investment income (loss)                                                (64,180)           (135)             (717)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                            (1,822,324)         (1,010)             (249)
Capital gains distributions                                                       -               -                 -
                                                                    -------------------------------------------------------
                                                                    -------------------------------------------------------
Total realized gains (losses) on investments                             (1,822,324)         (1,010)             (249)
Change in net unrealized appreciation or depreciation of investments        186,949           2,925             5,449
                                                                    -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $(1,699,555)         $1,780            $4,483
                                                                    =======================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                        $               -     $       -         $       -
   Capital gains distributions                                              362,609               -                 -
                                                                    -------------------------------------------------------
                                                                            362,609               -                 -
Expenses:
   Mortality and expense risks                                               45,118               -                 -
                                                                    -------------------------------------------------------
Net investment income (loss)                                                317,491               -                 -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                  137,726               -                 -
Change in net unrealized appreciation or depreciation of investments     (1,565,735)              -                 -
                                                                    -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $(1,110,518)      $       -         $       -
                                                                    =======================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                        $               -     $       -         $       -
   Capital gains distributions                                               77,693               -                 -
                                                                    -------------------------------------------------------
                                                                             77,693               -                 -
Expenses:
   Mortality and expense risks                                                6,069               -                 -
                                                                    -------------------------------------------------------
Net investment income (loss)                                                 71,624               -                 -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                   29,313               -                 -
Change in net unrealized appreciation or depreciation of investments        570,819               -                 -
                                                                    -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $    671,756       $       -         $       -
                                                                    =======================================================

(1)  Commenced operations May 19, 2001

See accompanying notes.

                                                                     INVESCO VIF                        Janus Aspen
                                                                    Small Company      Invesco VIF       Aggressive
                                                                        Growth         Technology          Growth
                                                                     Division (1)     Division (1)      Division (1)
                                                                    ----------------------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                          $       -         $       -     $          -

Expenses:
   Mortality and expense risks                                              152               335            1,162
                                                                    ----------------------------------------------------
Net investment income (loss)                                               (152)             (335)          (1,162)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                44              (352)          (6,432)
Capital gains distributions                                                   -                 -                -
                                                                    ----------------------------------------------------
                                                                    ----------------------------------------------------
Total realized gains (losses) on investments                                 44              (352)          (6,432)
Change in net unrealized appreciation or depreciation of investments      5,041             4,992          (23,636)
                                                                    -----------------------------------------------------
Net increase (decrease) in net assets resulting from operations          $4,933            $4,305         $(31,230)
                                                                    ====================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                          $       -         $       -     $          -
   Capital gains distributions                                                -                 -                -
                                                                    ----------------------------------------------------
                                                                              -                 -                -
Expenses:
   Mortality and expense risks                                                -                 -                -
                                                                    ----------------------------------------------------
Net investment income (loss)                                                  -                 -                -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                    -                 -                -
Change in net unrealized appreciation or depreciation of investments          -                 -                -
                                                                    -----------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $       -         $       -     $          -
                                                                    ====================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                          $       -         $       -     $          -
   Capital gains distributions                                                -                 -                -
                                                                    ----------------------------------------------------
                                                                              -                 -                -
Expenses:
   Mortality and expense risks                                                -                 -                -
                                                                    ----------------------------------------------------
Net investment income (loss)                                                  -                 -                -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                    -                 -                -
Change in net unrealized appreciation or depreciation of investments          -                 -                -
                                                                    ----------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $       -         $       -     $          -
                                                                    ====================================================

(1)  Commenced operations May 19, 2001

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                           LargeCap          LargeCap
                                                                            Growth         Stock Index
                                                                         Division (1)        Division (2)
                                                                       ------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                              $        -       $    145,770

Expenses:
   Mortality and expense risks                                                   331            114,442
                                                                       ------------------------------------
Net investment income (loss)                                                    (331)            31,328

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (1,117)          (198,070)
Capital gains distributions                                                        -                  -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  (1,117)          (198,070)
Change in net unrealized appreciation or depreciation of investments           3,234         (1,608,110)
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations              $ 1,786        $(1,774,852)
                                                                       ====================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                              $        -       $    102,989
   Capital gains distributions                                                     -             41,453
                                                                       ------------------------------------
                                                                                   -            144,442
Expenses:
   Mortality and expense risks                                                     -             72,122
                                                                       ------------------------------------
Net investment income (loss)                                                       -             72,320

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         -                153
Change in net unrealized appreciation or depreciation of investments               -         (1,133,899)
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations           $        -        $(1,061,426)
                                                                       ====================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                              $        -       $     27,669
   Capital gains distributions                                                     -             35,810
                                                                       ------------------------------------
                                                                                   -             63,479
Expenses:
   Mortality and expense risks                                                     -             15,615
                                                                       ------------------------------------
Net investment income (loss)                                                       -             47,864

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         -                377
Change in net unrealized appreciation or depreciation of investments               -            321,029
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations           $        -       $    369,270
                                                                       ====================================

(1)  Commenced operations May 19, 2001
(2)  Commenced operations May 1, 1999

See accompanying notes.

                                                                                                                MidCap
                                                                            MicroCap           MidCap           Growth
                                                                            Division          Division         Division
                                                                       --------------------------------------------------------


Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                             $         -        $    287,538      $         -

Expenses:
   Mortality and expense risks                                                13,429             280,737           23,388
                                                                       --------------------------------------------------------
Net investment income (loss)                                                 (13,429)              6,801          (23,388)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (3,292)              8,298          (75,948)
Capital gains distributions                                                        -             962,939           60,176
                                                                       --------------------------------------------------------
                                                                       --------------------------------------------------------
Total realized gains (losses) on investments                                  (3,292)            971,237          (15,772)
Change in net unrealized appreciation or depreciation of investments          54,466          (2,591,787)        (418,816)
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $37,745         $(1,613,749)       $(457,976)
                                                                       ========================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                                $  6,198        $     96,220      $     4,159
   Capital gains distributions                                                     -           6,502,170          199,447
                                                                       --------------------------------------------------------
                                                                               6,198           6,598,390          203,606
Expenses:
   Mortality and expense risks                                                 7,677             272,454           13,595
                                                                       --------------------------------------------------------
Net investment income (loss)                                                  (1,479)          6,325,936          190,011

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                    32,846             396,277           26,224
Change in net unrealized appreciation or depreciation of investments            (737)         (2,361,754)        (163,442)
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $30,630         $ 4,360,459       $   52,793
                                                                       ========================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                               $     614        $     93,198      $     1,567
   Capital gains distributions                                                     -           1,313,207                -
                                                                       --------------------------------------------------------
                                                                                 614           1,406,405            1,567
Expenses:
   Mortality and expense risks                                                 2,622             228,629            5,079
                                                                       --------------------------------------------------------
Net investment income (loss)                                                  (2,008)          1,177,776           (3,512)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                       539             142,810            9,001
Change in net unrealized appreciation or depreciation of investments          (4,874)          2,019,372           82,583
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             $ (6,343)        $ 3,339,958       $   88,072
                                                                       ========================================================

(1)  Commenced operations May 19, 2001
(2)  Commenced operations May 1, 1999

See accompanying notes.

                                                                               MidCap
                                                                               Growth           MidCap            Money
                                                                               Equity            Value            Market
                                                                            Division (1)     Division (1)        Division
                                                                       --------------------------------------------------------


Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                              $          -         $     284          $894,342

Expenses:
   Mortality and expense risks                                                     317               768           275,846
                                                                       --------------------------------------------------------
Net investment income (loss)                                                      (317)             (484)          618,496

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                  (11,841)              113                 -
Capital gains distributions                                                          -             9,791                 -
                                                                       --------------------------------------------------------
                                                                       --------------------------------------------------------
Total realized gains (losses) on investments                                   (11,841)            9,904                 -
Change in net unrealized appreciation or depreciation of investments             3,652             4,460               (86)
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $  (8,506)          $13,880          $618,410
                                                                       ========================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                              $          -       $         -          $947,987
   Capital gains distributions                                                       -                 -                 -
                                                                       --------------------------------------------------------
                                                                                     -                 -           947,987
Expenses:
   Mortality and expense risks                                                       -                 -           185,639
                                                                       --------------------------------------------------------
Net investment income (loss)                                                         -                 -           762,348

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                           -                 -                 -
Change in net unrealized appreciation or depreciation of investments                 -                 -                 -
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $          -       $         -          $762,348
                                                                       ========================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                              $          -       $         -          $407,602
   Capital gains distributions                                                       -                 -                 -
                                                                       --------------------------------------------------------
                                                                                     -                 -           407,602
Expenses:
   Mortality and expense risks                                                       -                 -            93,734
                                                                       --------------------------------------------------------
Net investment income (loss)                                                         -                 -           313,868

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                           -                 -                 -
Change in net unrealized appreciation or depreciation of investments                 -                 -                 -
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $          -       $         -          $313,868
                                                                       ========================================================

(1)  Commenced operations May 19, 2001
(2)  Commenced operations May 1, 1999

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                                   Putnam VT
                                                                                  Global Asset       Putnam VT
                                                                                   Allocation          Vista
                                                                                    Division          Division
                                                                                ------------------------------------
         Year ended December 31, 2001 Investment income (loss) Income:
            Dividends                                                               $   11,469       $         -

         Expenses:
            Mortality and expense risks                                                 10,494            56,353
                                                                                ------------------------------------
         Net investment income (loss)                                                      975           (56,353)

         Realized gains (losses) on investments
         Realized gain (losses) on sale of fund shares                                 (37,790)         (421,989)
         Capital gains distributions                                                   117,908           679,338
                                                                                ------------------------------------
                                                                                ------------------------------------
         Total realized gains (losses) on investments                                   80,118           257,349
         Change in net unrealized appreciation or depreciation of investments         (189,495)       (2,557,000)
                                                                                -------------------------------------
         Net increase (decrease) in net assets resulting from operations             $(108,402)      $(2,356,004)
                                                                                ====================================

         Year ended December 31, 2000 Investment income (loss) Income:
            Dividends                                                              $     9,533       $         -
            Capital gains distributions                                                 51,153            20,972
                                                                                ------------------------------------
                                                                                        60,686            20,972
         Expenses:
            Mortality and expense risks                                                  6,544            27,026
                                                                                ------------------------------------
         Net investment income (loss)                                                   54,142            (6,054)

         Realized and unrealized gains (losses) on investments
         Net realized gains (losses) on investments                                     (1,478)           23,433
         Change in net unrealized appreciation or depreciation of investments          (91,512)         (730,737)
                                                                                -------------------------------------
         Net increase (decrease) in net assets resulting from operations            $  (38,848)     $   (713,358)
                                                                                ====================================

         Year ended December 31, 1999 Investment income (loss) Income:
            Dividends                                                              $     3,412       $         -
            Capital gains distributions                                                  9,719            62,859
                                                                                ------------------------------------
                                                                                        13,131            62,859
         Expenses:
            Mortality and expense risks                                                  2,385             2,960
                                                                                ------------------------------------
         Net investment income (loss)                                                   10,746            59,899

         Realized and unrealized gains (losses) on investments
         Net realized gains (losses) on investments                                      4,668             5,780
         Change in net unrealized appreciation or depreciation of investments           23,177           181,556
                                                                                ------------------------------------
         Net increase (decrease) in net assets resulting from operations            $   38,591      $    247,235
                                                                                ====================================

         See accompanying notes.

                                                                                    Putnam VT
                                                                                     Voyager         Real Estate        SmallCap
                                                                                    Division           Division         Division
                                                                                ----------------------------------------------------


         Year ended December 31, 2001 Investment income (loss) Income:
            Dividends                                                           $               -       $120,032       $         -

         Expenses:
            Mortality and expense risks                                                 185,141           15,633            23,604
                                                                                ----------------------------------------------------
         Net investment income (loss)                                                  (185,141)         104,399           (23,604)

         Realized gains (losses) on investments
         Realized gain (losses) on sale of fund shares                                 (350,488)          12,059           (24,501)
         Capital gains distributions                                                  4,288,799                -                 -
                                                                                ----------------------------------------------------
                                                                                ----------------------------------------------------
         Total realized gains (losses) on investments                                 3,938,311           12,059           (24,501)
         Change in net unrealized appreciation or depreciation of investments        (8,868,879)         113,786           117,453
                                                                                ----------------------------------------------------
         Net increase (decrease) in net assets resulting from operations            $(5,115,709)        $230,244        $   69,348
                                                                                ====================================================

         Year ended December 31, 2000 Investment income (loss) Income:
            Dividends                                                           $           778        $  37,862       $     5,550
            Capital gains distributions                                               1,650,707                -           273,379
                                                                                ----------------------------------------------------
                                                                                      1,651,485           37,862           278,929
         Expenses:
            Mortality and expense risks                                                 134,312            2,771            16,009
                                                                                ----------------------------------------------------
         Net investment income (loss)                                                 1,517,173           35,091           262,920

         Realized and unrealized gains (losses) on investments
         Net realized gains (losses) on investments                                          25           12,346            28,981
         Change in net unrealized appreciation or depreciation of investments        (5,168,799)          35,647          (618,008)
                                                                                ----------------------------------------------------
         Net increase (decrease) in net assets resulting from operations            $(3,651,601)       $  83,084         $(326,107)
                                                                                ====================================================

         Year ended December 31, 1999 Investment income (loss) Income:
            Dividends                                                            $        1,764        $   3,569       $       331
            Capital gains distributions                                                 163,482                -            88,145
                                                                                ----------------------------------------------------
                                                                                        165,246            3,569            88,476
         Expenses:
            Mortality and expense risks                                                  29,437              376             4,836
                                                                                ----------------------------------------------------
         Net investment income (loss)                                                   135,809            3,193            83,640

         Realized and unrealized gains (losses) on investments
         Net realized gains (losses) on investments                                      16,417             (785)           10,826
         Change in net unrealized appreciation or depreciation of investments         2,300,449           (5,017)          145,118
                                                                                ----------------------------------------------------
         Net increase (decrease) in net assets resulting from operations            $ 2,452,675        $  (2,609)        $ 239,584
                                                                                ====================================================

         See accompanying notes.

                                                                                     SmallCap         SmallCap
                                                                                      Growth            Value          Utilities
                                                                                     Division         Division          Division
                                                                                ----------------------------------------------------


         Year ended December 31, 2001 Investment income (loss) Income:
            Dividends                                                           $               -      $  40,659       $   56,379

         Expenses:
            Mortality and expense risks                                                  88,523           25,576           15,580
                                                                                ----------------------------------------------------
         Net investment income (loss)                                                   (88,523)          15,083           40,799

         Realized gains (losses) on investments
         Realized gain (losses) on sale of fund shares                                 (274,722)          26,614          (17,784)
         Capital gains distributions                                                          -          222,712                -
                                                                                ----------------------------------------------------
                                                                                ----------------------------------------------------
         Total realized gains (losses) on investments                                  (274,722)         249,326          (17,784)
         Change in net unrealized appreciation or depreciation of investments        (3,028,545)         (33,749)        (646,422)
                                                                                ----------------------------------------------------
         Net increase (decrease) in net assets resulting from operations            $(3,391,790)        $230,660        $(623,407)
                                                                                ====================================================

         Year ended December 31, 2000 Investment income (loss) Income:
            Dividends                                                           $               -      $  16,994       $   25,998
            Capital gains distributions                                                 492,430          131,634           21,828
                                                                                ----------------------------------------------------
                                                                                        492,430          148,628           47,826
         Expenses:
            Mortality and expense risks                                                  56,013            8,739            6,958
                                                                                ----------------------------------------------------
         Net investment income (loss)                                                   436,417          139,889           40,868

         Realized and unrealized gains (losses) on investments
         Net realized gains (losses) on investments                                      71,121          127,192           19,284
         Change in net unrealized appreciation or depreciation of investments        (2,338,388)            (543)          97,562
                                                                                ----------------------------------------------------
         Net increase (decrease) in net assets resulting from operations            $(1,830,850)        $266,538        $ 157,714
                                                                                ====================================================

         Year ended December 31, 1999 Investment income (loss) Income:
            Dividends                                                           $               -      $   3,592       $    8,137
            Capital gains distributions                                                  19,242                -            1,773
                                                                                ----------------------------------------------------
                                                                                         19,242            3,592            9,910
         Expenses:
            Mortality and expense risks                                                   5,327            2,821            1,916
                                                                                ----------------------------------------------------
         Net investment income (loss)                                                    13,915              771            7,994

         Realized and unrealized gains (losses) on investments
         Net realized gains (losses) on investments                                      30,664            2,968            1,155
         Change in net unrealized appreciation or depreciation of investments           705,827           78,477           (3,398)
                                                                                ----------------------------------------------------
         Net increase (decrease) in net assets resulting from operations           $    750,406        $  82,216       $    5,751
                                                                                ====================================================

         See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                       Statements of Changes in Net Assets

     For The Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                               AIM V.I.
                                                               AIM V.I.       Growth and       AIM V.I.
                                                                Growth          Income          Value
                                                             Division (1)    Division (1)    Division (1)
                                                            --------------- --------------- ---------------
                                                                 2001            2001            2001
                                                            --------------- --------------- ---------------
 Net assets at beginning of period                          $           -   $           -   $           -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                     (49)           (226)           (518)
    Total realized gains (losses) on investments                    (218)         (3,639)          4,799
    Change in net unrealized appreciation or
      depreciation of investments                                   (735)          1,786          (8,546)
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Net increase (decrease) in net assets
    resulting from operations                                     (1,002)         (2,079)         (4,265)

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                               185,385         118,004         460,447
    Contract terminations and surrenders                               -               -            (157)
    Death benefit payments                                             -             (26)              -
    Policy loan transfers                                              -               -            (113)
    Transfers to other contracts                                  (1,655)           (958)        (10,509)
    Cost of insurance and administration charges                  (7,948)         (7,447)        (19,120)
    Surrender charges                                                  -             (11)            (64)
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Increase (decrease) in net assets from policy
    related transactions                                         175,782         109,562         430,484
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Total increase (decrease)                                       174,780         107,483         426,219
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Net assets at end of period                                    $174,780        $107,483        $426,219
                                                            =============== =============== ===============

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                                                                 American Century
                                                                   VP Income &       American Century
                                                                      Growth             VP Ultra
                                                                   Division (1)        Division (1)

                                                                 ------------------ -------------------
                                                                       2001                2001
                                                                 ------------------ -------------------

 Net assets at beginning of period                               $      -            $      -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      (793)               (453)
    Total realized gains (losses) on investments                       (71)             (9,757)
    Change in net unrealized appreciation or
      depreciation of investments                                    4,176               4,234
                                                             ------------------ -----------------------
                                                             ------------------ -----------------------
 Net increase (decrease) in net assets
    resulting from operations                                        3,312              (5,976)

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 335,858             310,278
    Contract terminations and surrenders                                 -                 (67)
    Death benefit payments                                               -                   -
    Policy loan transfers                                             (141)                  -
    Transfers to other contracts                                    (6,063)           (102,398)
    Cost of insurance and administration charges                    (9,836)             (8,984)
    Surrender charges                                                    -                 (28)
                                                             ------------------ -----------------------
                                                             ------------------ -----------------------
 Increase (decrease) in net assets from policy
    related transactions                                           319,818             198,801
                                                             ------------------ -----------------------
                                                             ------------------ -----------------------
 Total increase (decrease)                                         323,130             192,825
                                                             ------------------ -----------------------
                                                             ------------------ -----------------------
 Net assets at end of period                                      $323,130            $192,825
                                                             ================== =======================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                                                                       Asset Allocation Division
                                                         ------------------------------------------------------
                                                                2001             2000              1999
                                                         ------------------------------------------------------
 Net assets at beginning of period                          $5,527,233        $3,132,463       $1,592,829

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                               135,159           503,851          272,755
    Total realized gains (losses) on investments              (217,195)            9,480           18,368
    Change in net unrealized appreciation or
      depreciation of investments                             (251,071)         (522,565)         136,643
                                                            --------------------------------------------------
                                                            --------------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                 (333,107)           (9,234)         427,766

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                           8,853,445         3,289,056        1,835,680
    Contract terminations and surrenders                      (378,516)          (65,587)         (41,872)
    Death benefit payments                                     (12,348)                -           (2,944)
    Policy loan transfers                                      (55,035)          (26,235)         (64,353)
    Transfers to other contracts                            (3,202,248)         (365,808)        (337,090)
    Cost of insurance and administration charges              (594,740)         (385,961)        (260,250)
    Surrender charges                                         (154,782)          (41,461)         (17,303)
                                                            --------------------------------------------------
                                                            --------------------------------------------------
 Increase (decrease) in net assets from policy
    related transactions                                     4,455,776         2,404,004        1,111,868
                                                            --------------------------------------------------
                                                            --------------------------------------------------
 Total increase (decrease)                                   4,122,669         2,394,770        1,539,634
                                                            --------------------------------------------------
                                                            --------------------------------------------------
 Net assets at end of period                                $9,649,902        $5,527,233       $3,132,463
                                                            ==================================================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                       Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                            Balanced Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                $11,977,437   $12,297,279  $  9,879,189

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      258,906      (104,162)      785,732
    Total realized gains (losses) on
      investments                                                      38,954       (52,909)       77,332
    Change in net unrealized appreciation or
      depreciation of investments                                  (1,262,149)       67,563      (695,498)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                        (964,289)      (89,508)      167,566

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                  4,861,852     4,313,099     6,113,533
    Contract terminations and surrenders                             (505,834)     (453,456)     (449,646)
    Death benefit payments                                            (50,423)      (21,288)       (4,689)
    Policy loan transfers                                            (131,129)      (227,75)     (147,452)
    Transfers to other contracts                                     (911,089)   (2,699,004)   (2,132,506)
    Cost of insurance and administration
      charges                                                      (1,020,199)   (1,007,392)   (1,020,029)
    Surrender charges                                                (154,934)     (134,539)     (108,687)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                     2,088,244      (230,334)    2,250,524
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                          1,123,955      (319,842)    2,418,090
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                      $13,101,392   $11,977,437   $12,297,279
                                                                ===========================================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                                                                                    Bond Division
                                                                     -----------------------------------------
                                                                          2001          2000          1999
                                                                     -----------------------------------------

 Net assets at beginning of period                                 $  9,081,333  $6,647,735    $3,953,245

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                        598,159     (70,481)      375,718
    Total realized gains (losses) on
      investments                                                        (6,436)    (67,172)       (8,182)
    Change in net unrealized appreciation or
      depreciation of investments                                       140,352     710,421      (552,153)
                                                                 --------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                           732,075     572,768      (184,617)

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                   10,172,015   4,695,877     5,045,651
    Contract terminations and surrenders                               (875,588)   (224,651)     (341,883)
    Death benefit payments                                              (27,387)     (6,705)       (1,456)
    Policy loan transfers                                               (86,352)   (112,479)       69,090
    Transfers to other contracts                                     (2,700,365) (1,602,705)   (1,149,010)
    Cost of insurance and administration
      charges                                                        (1,059,253)   (813,559)     (691,942)
    Surrender charges                                                  (327,602)    (74,948)      (51,343)
                                                                 --------------------------------------------
                                                                 --------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                       5,095,468   1,860,830     2,879,107
                                                                 --------------------------------------------
                                                                 --------------------------------------------
 Total increase (decrease)                                            5,827,543   2,433,598     2,694,490
                                                                 --------------------------------------------
                                                                 --------------------------------------------
 Net assets at end of period                                        $14,908,876  $9,081,333    $6,647,735
                                                                 ============================================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                                                                                                             Dreyfus
                                                                                                             Founders
                                                                                                            Discovery
                                                                      Capital Value Division              Division (1)
                                                            -------------------------------------------- ----------------
                                                                 2001          2000           1999            2001
                                                            -------------------------------------------- ----------------

 Net assets at beginning of period                           $28,529,336  $28,453,464    $22,971,942        $      -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                  94,533      330,995      3,524,581            (543)
    Total realized gains (losses) on
      investments                                               (292,001)    (899,891)       207,213          (3,645)
    Change in net unrealized appreciation or
      depreciation of investments                             (2,498,976)     950,640     (5,167,258)          4,568
                                                             ----------------------------------------- ----------------

 Net increase (decrease) in net assets
    resulting from operations                                 (2,696,444)     381,744     (1,435,464)            380

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                            11,153,610   11,696,805     14,665,546         227,998
    Contract terminations and surrenders                      (1,281,730)    (992,682)      (779,500)              -
    Death benefit payments                                       (61,173)     (43,189)       (16,643)              -
    Policy loan transfers                                       (248,302)    (528,453)      (159,843)              -
    Transfers to other contracts                              (2,698,649)  (7,517,529)    (4,080,476)        (69,873)
    Cost of insurance and administration
      charges                                                 (2,697,679)  (2,638,433)    (2,533,293)         (3,496)
    Surrender charges                                           (403,816)    (282,391)      (178,805)              -
                                                             ----------------------------------------- ----------------
                                                             ----------------------------------------- ----------------
 Increase (decrease) in net assets from
    policy related transactions                                3,762,261     (305,872)     6,916,986         154,629
                                                             ----------------------------------------- ----------------
                                                             ----------------------------------------- ----------------
 Total increase (decrease)                                     1,065,817       75,872      5,481,522         155,009
                                                             ----------------------------------------- ----------------
                                                             ----------------------------------------- ----------------
 Net assets at end of period                                 $29,595,153  $28,529,336    $28,453,464        $155,009
                                                             ========================================= ================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account
                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                          Equity Growth Division(1)
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                $45,972,711   $33,093,420    $14,244,041

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                     (371,301)      861,673      1,823,384
    Total realized gains (losses) on
      investments                                                   2,329,025       146,570         88,148
    Change in net unrealized appreciation or
      depreciation of investments                                  (9,726,755)   (7,649,724)     6,010,958
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                      (7,769,031)   (6,641,481)     7,922,490

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 26,746,436    29,758,309     16,297,188
    Contract terminations and surrenders                           (2,138,814)     (902,757)      (453,060)
    Death benefit payments                                            (24,549)      (19,750)        (7,313)
    Policy loan transfers                                            (506,074)     (797,276)      (393,765)
    Transfers to other contracts                                   (5,666,291)   (3,750,874)    (1,675,940)
    Cost of insurance and administration
      charges                                                      (5,149,495)   (4,191,357)    (2,653,004)
    Surrender charges                                                (880,452)     (575,523)      (187,217)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                    12,380,761    19,520,772     10,926,889
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                          4,611,730    12,879,291     18,849,379
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                      $50,584,441   $45,972,711    $33,093,420
                                                                ===========================================

(1) Represented the operations of the Aggressive Growth Division until May 19, 2001 when the name changed to Equity Growth Division.
2001

See accompanying notes.

                                                                         Fidelity VIP II Contrafund Division
                                                                 ----------------------------------------------------
                                                                       2001             2000             1999
                                                                 ----------------------------------------------------

 Net assets at beginning of period                                   $35,385,437     $21,683,086     $  8,023,001

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                         (39,364)      2,883,802          261,596
    Total realized gains (losses) on
      investments                                                        408,949          32,714           36,522
    Change in net unrealized appreciation or
      depreciation of investments                                     (5,327,117)     (5,395,041)       3,000,192
                                                                 ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                         (4,957,532)     (2,478,525)       3,298,310

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                    21,542,443      23,219,618       13,567,422
    Contract terminations and surrenders                              (1,361,042)       (498,142)        (229,535)
    Death benefit payments                                               (23,859)         (9,707)          (4,835)
    Policy loan transfers                                               (264,336)       (592,880)        (182,637)
    Transfers to other contracts                                      (5,026,269)     (2,678,220)      (1,002,866)
    Cost of insurance and administration
      charges                                                         (3,575,992)     (2,940,509)      (1,690,923)
    Surrender charges                                                   (564,195)       (319,284)         (94,851)
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                       10,726,750      16,180,876       10,361,775
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Total increase (decrease)                                             5,769,218      13,702,351       13,660,085
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Net assets at end of period                                         $41,154,655     $35,385,437      $21,683,086
                                                                 ====================================================

See accompanying notes.

                                                                          Fidelity VIP Equity-Income Division
                                                                  ---------------------------------------------------
                                                                         2001             2000             1999
                                                                  ---------------------------------------------------

 Net assets at beginning of period                                    $13,577,072     $  9,373,498       $4,905,541

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                          114,531          696,243          195,432
    Total realized gains (losses) on
      investments                                                         562,287          (36,409)          26,811
    Change in net unrealized appreciation or
      depreciation of investments                                      (1,553,952)         320,251           51,551
                                                                  ---------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                            (877,134)         980,085          273,794

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                      9,865,998        7,043,890        6,456,166
    Contract terminations and surrenders                                 (784,047)        (184,398)        (156,447)
    Death benefit payments                                                (44,869)          (1,690)            (221)
    Policy loan transfers                                                (174,682)          94,665         (174,979)
    Transfers to other contracts                                       (1,894,293)      (2,545,534)        (976,597)
    Cost of insurance and administration
      charges                                                          (1,216,469)      (1,065,441)        (889,111)
    Surrender charges                                                    (322,040)        (118,003)         (64,648)
                                                                  ---------------------------------------------------
                                                                  ---------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                         5,429,598        3,223,489        4,194,163
                                                                  ---------------------------------------------------
                                                                  ---------------------------------------------------
 Total increase (decrease)                                              4,552,464        4,203,574        4,467,957
                                                                  ---------------------------------------------------
                                                                  ---------------------------------------------------
 Net assets at end of period                                          $18,129,536      $13,577,072       $9,373,498
                                                                  ===================================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted




                                                                    Fidelity VIP High Income Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                 $1,821,483   $1,560,663    $1,064,791

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      211,153       95,265        99,044
    Total realized gains (losses) on
      investments                                                    (198,377)     (46,430)      (18,366)
    Change in net unrealized appreciation or
      depreciation of investments                                    (397,609)    (528,218)        9,792
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                        (384,833)    (479,383)       90,470

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                  2,482,751    1,436,160     1,004,457
    Contract terminations and surrenders                              (35,914)     (32,423)      (70,361)
    Death benefit payments                                                  -         (420)          (36)
    Policy loan transfers                                              51,196      (18,764)        8,724
    Transfers to other contracts                                     (857,938)    (444,922)     (360,193)
    Cost of insurance and administration
      charges                                                        (244,065)    (178,932)     (148,114)
    Surrender charges                                                 (15,098)     (20,496)      (29,075)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                     1,380,932      740,203       405,402
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                            996,099      260,820       495,872
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                       $2,817,582   $1,821,483    $1,560,663
                                                                ===========================================

See accompanying notes.

                                                                      Government Securities Division
                                                            ----------------------------------------------------
                                                                  2001             2000             1999
                                                            ----------------------------------------------------

 Net assets at beginning of period                             $  3,393,527      $3,117,503      $3,266,712

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                    172,055         (24,903)        152,211
    Total realized gains (losses) on
      investments                                                    21,893         (73,232)        (23,023)
    Change in net unrealized appreciation or
      depreciation of investments                                   190,344         358,676        (179,101)
                                                            ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                       384,292         260,541         (49,913)

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                8,637,064       1,932,137       2,370,343
    Contract terminations and surrenders                           (167,887)        (37,495)        (11,368)
    Death benefit payments                                           (6,256)         (3,138)            (90)
    Policy loan transfers                                           (12,266)       (102,846)          3,547
    Transfers to other contracts                                 (1,222,730)     (1,496,351)     (2,222,249)
    Cost of insurance and administration
      charges                                                      (470,635)       (253,121)       (234,781)
    Surrender charges                                               (69,028)        (23,703)         (4,698)
                                                            ----------------------------------------------------
                                                            ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                   6,688,262          15,483         (99,296)
                                                            ----------------------------------------------------
                                                            ----------------------------------------------------
 Total increase (decrease)                                        7,072,554         276,024        (149,209)
                                                            ----------------------------------------------------
                                                            ----------------------------------------------------
 Net assets at end of period                                    $10,466,081      $3,393,527      $3,117,503
                                                            ====================================================

See accompanying notes.

                                                                               Growth Division
                                                            -----------------------------------------------------
                                                                   2001             2000             1999
                                                            -----------------------------------------------------

 Net assets at beginning of period                              $14,740,033      $10,738,427     $  4,760,835

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                   (132,900)       2,870,718           22,074
    Total realized gains (losses) on
      investments                                                  (200,755)          27,791           35,999
    Change in net unrealized appreciation or
      depreciation of investments                                (3,854,361)      (4,702,775)       1,136,770
                                                            -----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                    (4,188,016)      (1,804,266)       1,194,843

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                8,263,846        9,674,355        7,116,531
    Contract terminations and surrenders                           (433,577)        (275,368)        (174,656)
    Death benefit payments                                          (30,346)         (10,239)             (80)
    Policy loan transfers                                          (139,063)        (262,492)        (137,542)
    Transfers to other contracts                                 (1,006,228)      (1,629,892)        (933,539)
    Cost of insurance and administration
      charges                                                    (1,760,758)      (1,514,952)      (1,015,792)
    Surrender charges                                              (187,294)        (175,540)         (72,173)
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                   4,706,580        5,805,872        4,782,749
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Total increase (decrease)                                          518,564        4,001,606        5,977,592
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Net assets at end of period                                    $15,258,597      $14,740,033      $10,738,427
                                                            =====================================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                           High Yield Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                 $1,617,658    $1,689,069    $2,269,099

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      165,349       146,992       140,548
    Total realized gains (losses) on
      investments                                                     (35,917)      (36,162)      (83,063)
    Change in net unrealized appreciation or
      depreciation of investments                                    (131,598)     (199,645)      (35,529)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                          (2,166)      (88,815)       21,956

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                    261,163       301,781       435,443
    Contract terminations and surrenders                              (31,601)      (78,725)     (706,562)
    Death benefit payments                                                  -             -        (1,481)
    Policy loan transfers                                              (3,538)        2,087       (19,235)
    Transfers to other contracts                                      (25,002)     (107,800)     (136,183)
    Cost of insurance and administration
      charges                                                        (104,483)      (95,536)     (128,426)
    Surrender charges                                                  (1,488)       (4,403)      (45,542)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                        95,051        17,404      (601,986)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                             92,885       (71,411)     (580,030)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                       $1,710,543    $1,617,658    $1,689,069
                                                                ===========================================

See accompanying notes.

                                                                               International Division
                                                                 ----------------------------------------------------
                                                                       2001             2000             1999
                                                                 ----------------------------------------------------

 Net assets at beginning of period                                   $17,342,064     $13,191,433     $  7,800,249

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                        (132,474)        663,415        1,429,623
    Total realized gains (losses) on
      investments                                                       (179,706)         10,274           34,900
    Change in net unrealized appreciation or
      depreciation of investments                                     (4,528,498)     (2,202,921)         942,834
                                                                 ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                         (4,840,678)     (1,529,232)       2,407,357

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                     9,563,738      10,086,587        6,417,856
    Contract terminations and surrenders                                (341,846)       (302,768)        (171,017)
    Death benefit payments                                               (12,973)        (10,052)            (403)
    Policy loan transfers                                               (175,748)       (232,123)        (167,118)
    Transfers to other contracts                                      (1,938,667)     (2,294,330)      (1,986,291)
    Cost of insurance and administration
      charges                                                         (1,681,770)     (1,374,849)      (1,038,531)
    Surrender charges                                                   (140,787)       (192,602)         (70,669)
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                        5,271,947       5,679,863        2,983,827
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Total increase (decrease)                                               431,269       4,150,631        5,391,184
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Net assets at end of period                                         $17,773,333     $17,342,064      $13,191,433
                                                                 ====================================================

See accompanying notes.

                                                                            International SmallCap Division
                                                                 ----------------------------------------------------
                                                                        2001             2000             1999
                                                                 ----------------------------------------------------

 Net assets at beginning of period                                  $  6,917,944     $  1,960,477      $   316,190

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                         (64,180)         317,491           71,624
    Total realized gains (losses) on
      investments                                                     (1,822,324)         137,726           29,313
    Change in net unrealized appreciation or
      depreciation of investments                                        186,949       (1,565,735)         570,819
                                                                 ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                         (1,699,555)      (1,110,518)         671,756

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                    15,986,152       10,571,353        1,229,935
    Contract terminations and surrenders                                (181,804)         (68,238)         (11,949)
    Death benefit payments                                                (5,825)          (1,345)               -
    Policy loan transfers                                                (69,818)         (92,701)         (97,474)
    Transfers to other contracts                                     (12,388,722)      (3,708,043)         (49,357)
    Cost of insurance and administration
      charges                                                           (885,234)        (589,904)         (93,687)
    Surrender charges                                                    (75,339)         (43,137)          (4,937)
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                        2,379,410        6,067,985          972,531
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Total increase (decrease)                                               679,855        4,957,467        1,644,287
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Net assets at end of period                                        $  7,597,799     $  6,917,944       $1,960,477
                                                                 ====================================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                                             INVESCO VIF
                                                                             INVESCO VIF    Small Company
                                                             INVESCO VIF        Health          Growth
                                                               Dynamics        Sciences      Division (1)
                                                             Division (1)    Division (1)
                                                            --------------- --------------- ---------------
                                                                 2001            2001            2001
                                                            --------------- --------------- ---------------
 Net assets at beginning of period                           $         -    $           -   $         -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                    (135)           (717)          (152)
    Total realized gains (losses) on
      investments                                                 (1,010)           (249)            44
    Change in net unrealized appreciation or
      depreciation of investments                                  2,925           5,449          5,041
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Net increase (decrease) in net assets
    resulting from operations                                      1,780           4,483          4,933

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                78,780         422,243         62,744
    Contract terminations and surrenders                             (23)            (65)           (28)
    Death benefit payments                                             -               -              -
    Policy loan transfers                                           (172)             21              -
    Transfers to other contracts                                 (24,605)        (40,580)          (587)
    Cost of insurance and administration charges                  (2,732)        (16,701)        (3,813)
    Surrender charges                                                 (9)            (27)           (12)
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Increase (decrease) in net assets from
    policy related transactions                                   51,239         364,891         58,304
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Total increase (decrease)                                        53,019         369,374         63,237
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Net assets at end of period                                     $53,019        $369,374        $63,237
                                                            =============== =============== ===============

(1)  Commenced operations May 19, 2001.
(2)  Commenced operations May 1, 1999.

See accompanying notes.

                                                                                  Janus Aspen
                                                               INVESCO VIF        Aggressive      LargeCap Growth
                                                                Technology      Growth Division     Division (1)
                                                               Division (1)           (1)
                                                             ----------------- ------------------ -----------------
                                                                   2001              2001               2001
                                                             ----------------- ------------------ -----------------
 Net assets at beginning of period                           $           -     $           -       $           -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      (335)           (1,162)               (331)
    Total realized gains (losses) on
      investments                                                     (352)           (6,432)             (1,117)
    Change in net unrealized appreciation or
      depreciation of investments                                    4,992           (23,636)              3,234
                                                             ----------------- ------------------ -----------------

 Net increase (decrease) in net assets
    resulting from operations                                        4,305           (31,230)              1,786

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 147,748           506,226             196,358
    Contract terminations and surrenders                               (48)              (22)                (22)
    Death benefit payments                                               -                 -                   -
    Policy loan transfers                                                -               938                   -
    Transfers to other contracts                                    (6,849)          (49,770)            (35,223)
    Cost of insurance and administration charges                    (7,590)          (22,774)             (8,325)
    Surrender charges                                                  (20)               (9)                 (9)
                                                             ----------------- ------------------ -----------------
                                                             ----------------- ------------------ -----------------
 Increase (decrease) in net assets from
    policy related transactions                                    133,241           434,589             152,779
                                                             ----------------- ------------------ -----------------
                                                             ----------------- ------------------ -----------------
 Total increase (decrease)                                         137,546           403,359             154,565
                                                             ----------------- ------------------ -----------------
                                                             ----------------- ------------------ -----------------
 Net assets at end of period                                      $137,546          $403,359            $154,565
                                                             ================= ================== =================

(1)  Commenced operations May 19, 2001.
(2)  Commenced operations May 1, 1999.

See accompanying notes.



                                                                      LargeCap Stock Index Division (2)
                                                              --------------------------------------------------
                                                                    2001            2000             1999
                                                              --------------------------------------------------
 Net assets at beginning of period                                $12,276,884   $  6,704,714      $        -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                       31,328         72,320          47,864
    Total realized gains (losses) on
      investments                                                    (198,070)           153             377
    Change in net unrealized appreciation or
      depreciation of investments                                  (1,608,110)    (1,133,899)        321,029
                                                              --------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                      (1,774,852)    (1,061,426)        369,270

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 10,027,318      7,825,895       6,494,864
    Contract terminations and surrenders                             (306,450)       (34,473)        (13,946)
    Death benefit payments                                           (300,788)          (259)              -
    Policy loan transfers                                             (35,555)       (92,383)          5,779
    Transfers to other contracts                                   (1,507,223)      (452,491)        (44,128)
    Cost of insurance and administration charges                     (974,711)      (589,691)       (101,362)
    Surrender charges                                                (126,670)       (23,002)         (5,763)
                                                              --------------------------------------------------
                                                              --------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                     6,775,921      6,633,596       6,335,444
                                                              --------------------------------------------------
                                                              --------------------------------------------------
 Total increase (decrease)                                          5,001,069      5,572,170       6,704,714
                                                              --------------------------------------------------
                                                              --------------------------------------------------
 Net assets at end of period                                      $17,277,953    $12,276,884      $6,704,714
                                                              ==================================================

(1)  Commenced operations May 19, 2001.
(2)  Commenced operations May 1, 1999.

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted




                                                                            MicroCap Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                 $1,269,013  $   452,739     $149,378

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      (13,429)      (1,479)      (2,008)
    Total realized gains (losses) on
      investments                                                      (3,292)      32,846          539
    Change in net unrealized appreciation or
      depreciation of investments                                      54,466         (737)      (4,874)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                          37,745       30,630       (6,343)

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                    935,120    1,556,542      368,670
    Contract terminations and surrenders                              (33,408)     (13,200)      (1,103)
    Death benefit payments                                             (1,301)           -            -
    Policy loan transfers                                               1,306         (461)      (6,935)
    Transfers to other contracts                                     (154,517)    (672,095)      (8,950)
    Cost of insurance and administration
      charges                                                        (130,270)     (76,798)     (41,522)
    Surrender charges                                                 (15,724)      (8,344)        (456)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                       601,206      785,644      309,704
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                            638,951      816,274      303,361
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                       $1,907,964   $1,269,013     $452,739
                                                                ===========================================

See accompanying notes.

                                                                               MidCap Division
                                                             ----------------------------------------------------
                                                                   2001             2000             1999
                                                             ----------------------------------------------------

Net assets at beginning of period                               $37,522,641     $30,767,163      $25,463,610

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                       6,801       6,325,936        1,177,776
    Total realized gains (losses) on
      investments                                                    971,237         396,277          142,810
    Change in net unrealized appreciation or
      depreciation of investments                                 (2,591,787)     (2,361,754)       2,019,372
                                                             ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                     (1,613,749)      4,360,459        3,339,958

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                12,119,253      11,608,618       11,141,276
    Contract terminations and surrenders                          (1,602,008)     (1,516,159)      (1,108,369)
    Death benefit payments                                           (42,287)        (69,784)         (23,450)
    Policy loan transfers                                         (1,075,094)       (603,290)        (579,695)
    Transfers to other contracts                                  (2,850,649)     (4,166,416)      (4,628,585)
    Cost of insurance and administration
      charges                                                     (2,715,722)     (2,529,480)      (2,628,217)
    Surrender charges                                               (298,611)       (328,470)        (209,365)
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                    3,534,882       2,395,019        1,963,595
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Total increase (decrease)                                         1,921,133       6,755,478        5,303,553
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Net assets at end of period                                     $39,443,774     $37,522,641      $30,767,163
                                                             ====================================================

See accompanying notes.

                                                                           MidCap Growth Division
                                                            -----------------------------------------------------
                                                                   2001             2000             1999
                                                            -----------------------------------------------------

Net assets at beginning of period                               $2,396,679      $   978,046        $315,903

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                    (23,388)         190,011          (3,512)
    Total realized gains (losses) on
      investments                                                   (15,772)          26,224           9,001
    Change in net unrealized appreciation or
      depreciation of investments                                  (418,816)        (163,442)         82,583
                                                            -----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                      (457,976)          52,793          88,072

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                2,424,587        1,843,915         878,861
    Contract terminations and surrenders                           (108,375)         (25,571)        (10,284)
    Death benefit payments                                             (780)               -               -
    Policy loan transfers                                           (35,716)         (10,834)         (5,191)
    Transfers to other contracts                                   (405,618)        (251,257)       (195,196)
    Cost of insurance and administration
      charges                                                      (336,627)        (174,248)        (89,869)
    Surrender charges                                               (44,316)         (16,165)         (4,250)
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                   1,493,155        1,365,840         574,071
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Total increase (decrease)                                        1,035,179        1,418,633         662,143
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Net assets at end of period                                     $3,431,858       $2,396,679        $978,046
                                                            =====================================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                             MidCap
                                                                             Growth            MidCap
                                                                             Equity            Value
                                                                          Division (1)      Division (1)
                                                                        ----------------- -----------------
                                                                              2001              2001
                                                                        ----------------- -----------------

 Net assets at beginning of period                                      $           -     $           -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                                 (317)             (484)
    Total realized gains (losses) on
      investments                                                             (11,841)            9,904
    Change in net unrealized appreciation or
      depreciation of investments                                               3,652             4,460
                                                                        ----------------- -----------------
                                                                        ----------------- -----------------
 Net increase (decrease) in net assets
    resulting from operations                                                  (8,506)           13,880

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                            190,253           357,254
    Contract terminations and surrenders                                          (56)              (76)
    Death benefit payments                                                          -                 -
    Policy loan transfers                                                           -               147
    Transfers to other contracts                                              (51,184)          (21,607)
    Cost of insurance and administration
      charges                                                                  (5,783)          (14,878)
    Surrender charges                                                             (23)              (31)
                                                                        ----------------- -----------------
                                                                        ----------------- -----------------
 Increase (decrease) in net assets from policy
    related transactions                                                      133,207           320,809
                                                                        ----------------- -----------------
                                                                        ----------------- -----------------
 Total increase (decrease)                                                    124,701           334,689
                                                                        ----------------- -----------------
                                                                        ----------------- -----------------
 Net assets at end of period                                                 $124,701          $334,689
                                                                        ================= =================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                                                                            Money Market Division
                                                             ----------------------------------------------------
                                                                   2001             2000             1999
                                                             ----------------------------------------------------

 Net assets at beginning of period                               $18,255,616      $14,455,480    $  8,335,116

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                     618,496          762,348         313,868
    Total realized gains (losses) on
      investments                                                          -                -               -
    Change in net unrealized appreciation or
      depreciation of investments                                        (86)               -               -
                                                             ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                        618,410          762,348         313,868

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                79,238,720       72,946,715      40,630,667
    Contract terminations and surrenders                            (966,272)        (535,850)       (526,416)
    Death benefit payments                                          (214,508)               -             (31)
    Policy loan transfers                                           (154,267)         (61,746)       (280,402)
    Transfers to other contracts                                 (62,751,766)     (66,548,940)    (31,813,986)
    Cost of insurance and administration
      charges                                                     (3,706,667)      (2,665,403)     (1,987,469)
    Surrender charges                                               (408,228)         (96,988)       (215,867)
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Increase (decrease) in net assets from policy
    related transactions                                          11,037,012        3,037,788       5,806,496
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Total increase (decrease)                                        11,655,422        3,800,136       6,120,364
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Net assets at end of period                                     $29,911,038      $18,255,616     $14,455,480
                                                             ====================================================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                                                                 Putnam VT Global Asset Allocation Division
                                                            -----------------------------------------------------
                                                                   2001             2000             1999
                                                            -----------------------------------------------------

 Net assets at beginning of period                              $   944,197        $422,470        $  75,231

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                        975          54,142           10,746
    Total realized gains (losses) on
      investments                                                    80,118          (1,478)           4,668
    Change in net unrealized appreciation or
      depreciation of investments                                  (189,495)        (91,512)          23,177
                                                            -----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                      (108,402)        (38,848)          38,591

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                  929,244         829,996          441,210
    Contract terminations and surrenders                            (26,087)        (12,947)          (2,330)
    Death benefit payments                                                -               -                -
    Policy loan transfers                                            (2,776)         (1,036)            (601)
    Transfers to other contracts                                   (133,536)       (149,689)         (85,053)
    Cost of insurance and administration
      charges                                                      (149,078)        (96,360)         (43,615)
    Surrender charges                                               (10,693)         (9,389)            (963)
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Increase (decrease) in net assets from policy
    related transactions                                            607,074         560,575          308,648
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Total increase (decrease)                                          498,672         521,727          347,239
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Net assets at end of period                                     $1,442,869        $944,197         $422,470
                                                            =====================================================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                          Putnam VT Vista Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                 $5,249,045  $   895,165     $123,051

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      (56,353)      (6,054)      59,899
    Total realized gains (losses) on
      investments                                                     257,349       23,433        5,780
    Change in net unrealized appreciation or
      depreciation of investments                                  (2,557,000)    (730,737)     181,556
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                      (2,356,004)    (713,358)     247,235

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                  6,357,039    5,897,773      628,024
    Contract terminations and surrenders                              (98,457)     (36,043)      (6,403)
    Death benefit payments                                             (4,795)      (6,712)           -
    Policy loan transfers                                             (58,115)     (91,942)      (5,925)
    Transfers to other contracts                                   (1,647,186)    (345,652)     (32,861)
    Cost of insurance and administration
      charges                                                        (801,378)    (327,401)     (55,310)
    Surrender charges                                                 (42,014)     (22,785)      (2,646)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                     3,705,094    5,067,238      524,879
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                          1,349,090    4,353,880      772,114
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                       $6,598,135   $5,249,045     $895,165
                                                                ===========================================

See accompanying notes.


                                                                           Putnam VT Voyager Division
                                                             ----------------------------------------------------
                                                                   2001             2000             1999
                                                             ----------------------------------------------------

 Net assets at beginning of period                               $19,058,561    $  8,742,337      $   899,548

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                    (185,141)      1,517,173          135,809
    Total realized gains (losses) on
      investments                                                  3,938,311              25           16,417
    Change in net unrealized appreciation or
      depreciation of investments                                 (8,868,879)     (5,168,799)       2,300,449
                                                             ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                     (5,115,709)     (3,651,601)       2,452,675

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                14,000,975      18,048,445        6,453,995
    Contract terminations and surrenders                            (412,007)       (302,693)         (30,704)
    Death benefit payments                                            (4,549)         (5,327)               -
    Policy loan transfers                                           (158,880)       (319,487)         (47,124)
    Transfers to other contracts                                  (2,303,977)     (1,421,158)        (354,009)
    Cost of insurance and administration
      charges                                                     (2,490,655)     (1,837,210)        (619,356)
    Surrender charges                                               (172,813)       (194,745)         (12,688)
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                    8,458,094      13,967,825        5,390,114
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Total increase (decrease)                                         3,342,385      10,316,224        7,842,789
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Net assets at end of period                                     $22,400,946     $19,058,561       $8,742,337
                                                             ====================================================

See accompanying notes.

                                                                             Real Estate Division
                                                             -----------------------------------------------------
                                                                    2001             2000             1999
                                                             -----------------------------------------------------

 Net assets at beginning of period                                $1,001,550     $     73,623        $31,709

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                     104,399           35,091          3,193
    Total realized gains (losses) on
      investments                                                     12,059           12,346           (785)
    Change in net unrealized appreciation or
      depreciation of investments                                    113,786           35,647         (5,017)
                                                             -----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                        230,244           83,084         (2,609)

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 3,324,796        1,174,224         62,476
    Contract terminations and surrenders                             (20,244)          (6,695)          (586)
    Death benefit payments                                              (159)            (109)             -
    Policy loan transfers                                             (7,056)          (1,248)           (75)
    Transfers to other contracts                                    (971,701)        (232,118)        (6,771)
    Cost of insurance and administration
      charges                                                       (254,043)         (84,979)       (10,279)
    Surrender charges                                                 (8,278)          (4,232)          (242)
                                                             -----------------------------------------------------
                                                             -----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                    2,063,315          844,843         44,523
                                                             -----------------------------------------------------
                                                             -----------------------------------------------------
 Total increase (decrease)                                         2,293,559          927,927         41,914
                                                             -----------------------------------------------------
                                                             -----------------------------------------------------
 Net assets at end of period                                      $3,295,109       $1,001,550        $73,623
                                                             =====================================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                            SmallCap Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                 $1,958,266    $1,099,108   $   250,636

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      (23,604)      262,920        83,640
    Total realized gains (losses) on
      investments                                                     (24,501)       28,981        10,826
    Change in net unrealized appreciation or
      depreciation of investments                                     117,453      (618,008)      145,118
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                          69,348      (326,107)      239,584

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                  2,422,686     1,965,594       782,251
    Contract terminations and surrenders                              (39,344)      (31,790)       (2,802)
    Death benefit payments                                               (444)          (23)            -
    Policy loan transfers                                             (23,996)       53,381        17,498
    Transfers to other contracts                                     (356,879)     (584,563)     (121,595)
    Cost of insurance and administration
      charges                                                        (329,879)     (197,216)      (65,306)
    Surrender charges                                                 (17,789)      (20,118)       (1,158)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                     1,654,355     1,185,265       608,888
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                          1,723,703       859,158       848,472
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                       $3,681,969    $1,958,266    $1,099,108
                                                                ===========================================

See accompanying notes.

                                                                          SmallCap Growth Division
                                                             ----------------------------------------------------
                                                                   2001             2000             1999
                                                             ----------------------------------------------------

 Net assets at beginning of period                              $  8,419,398      $2,161,250      $   209,695

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                     (88,523)        436,417           13,915
    Total realized gains (losses) on
      investments                                                   (274,722)         71,121           30,664
    Change in net unrealized appreciation or
      depreciation of investments                                 (3,028,545)     (2,338,388)         705,827
                                                             ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                     (3,391,790)     (1,830,850)         750,406

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 8,281,086       9,746,782        1,479,309
    Contract terminations and surrenders                            (166,952)        (73,949)          (7,272)
    Death benefit payments                                            (3,561)         (1,523)               -
    Policy loan transfers                                            (57,461)       (105,922)         (95,917)
    Transfers to other contracts                                  (1,733,699)       (731,700)         (79,325)
    Cost of insurance and administration
      charges                                                     (1,177,938)       (697,943)         (92,641)
    Surrender charges                                                (70,809)        (46,747)          (3,005)
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                    5,070,666       8,088,998        1,201,149
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Total increase (decrease)                                         1,678,876       6,258,148        1,951,555
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Net assets at end of period                                     $10,098,274      $8,419,398       $2,161,250
                                                             ====================================================

See accompanying notes.

                                                                            SmallCap Value Division
                                                             ----------------------------------------------------
                                                                    2001             2000             1999
                                                             ----------------------------------------------------

 Net assets at beginning of period                                $1,737,646      $   623,561        $144,138

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      15,083          139,889             771
    Total realized gains (losses) on
      investments                                                    249,326          127,192           2,968
    Change in net unrealized appreciation or
      depreciation of investments                                    (33,749)            (543)         78,477
                                                             ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                        230,660          266,538          82,216

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 5,332,498        2,323,152         496,663
    Contract terminations and surrenders                             (30,784)          (9,286)         (6,635)
    Death benefit payments                                                 -                -               -
    Policy loan transfers                                            (42,215)         (22,793)           (518)
    Transfers to other contracts                                  (1,406,624)      (1,335,069)        (36,013)
    Cost of insurance and administration
      charges                                                       (266,125)        (102,587)        (53,548)
    Surrender charges                                                (12,588)          (5,870)         (2,742)
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                    3,574,162          847,547         397,207
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Total increase (decrease)                                         3,804,822        1,114,085         479,423
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Net assets at end of period                                      $5,542,468       $1,737,646        $623,561
                                                             ====================================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                            Utilities Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                 $1,392,047  $   437,284    $  45,596

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                       40,799       40,868        7,994
    Total realized gains (losses) on
      investments                                                     (17,784)      19,284        1,155
    Change in net unrealized appreciation or
      depreciation of investments                                    (646,422)      97,562       (3,398)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                        (623,407)     157,714        5,751

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                  1,996,976    1,406,479      477,154
    Contract terminations and surrenders                              (38,743)     (15,551)        (842)
    Death benefit payments                                             (6,804)      (2,000)           -
    Policy loan transfers                                              (7,531)      (6,001)      (9,038)
    Transfers to other contracts                                     (422,466)    (472,609)     (35,545)
    Cost of insurance and administration
      charges                                                        (212,532)    (101,782)     (45,444)
    Surrender charges                                                 (16,220)     (11,487)        (348)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                     1,292,680      797,049      385,937
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                            669,273      954,763      391,688
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                       $2,061,320   $1,392,047     $437,284
                                                                ===========================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                          Notes to Financial Statements

                                December 31, 2001


1. Investment and Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (the Separate Account) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2001, contractholder investment options include the following diversified open-end management investment companies:

Principal Variable Contracts Fund, Inc. (3):
     Asset Allocation Account
     Balanced Account                                 AIM V.I. Growth Fund (2)
     Bond Account                                     AIM V.I. Growth and Income Fund (2)
     Capital Value Account                            AIM V.I. Value Fund (2)
     Equity Growth Account, formerly the Aggressive   American Century Variable Portfolios Inc.:
       Growth Account until                             VP Income & Growth (2)
       May 19, 2001 name change                         VP Ultra (2)
     Government Securities Account                    Dreyfus Investment Portfolios - Founders
     Growth Account                                     Discovery Portfolio (2)
     High Yield Account                               Fidelity Variable Insurance Products Fund:
     International Account                              Equity-Income Portfolio
     International SmallCap Account                     High Income Portfolio
     LargeCap Growth Account (2)                      Fidelity Variable Insurance Products Fund II -
     LargeCap Stock Index Account (1)                   Contrafund Portfolio
     MicroCap Account                                 Janus Aspen Aggressive Growth Portfolio (2)
     MidCap Account                                   INVESCO Variable Investment Funds:
     MidCap Growth Account                              VIF Dynamics (2)
     MidCap Growth Equity Account (2)                   VIF Health Sciences (2)
     MidCap Value Account (2)                           VIF Small Company Growth (2)
     Money Market Account                               VIF Technology (2)
     Real Estate Account                              Putnam Variable Trust:
     Small Cap Account                                  Global Asset Allocation Fund
     Small Cap Growth Account                           Vista Fund
     Small Cap Value Account                            Voyager Fund
     Utilities Account

   (1) Additional investment option available to contractholders as of May 1, 1999.
   (2) Additional investment option available to contractholders as of May 19, 2001.
   (3) Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 2001. The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

The Separate Account supports the following variable life insurance contracts of Principal Life: Flex Variable Life Contracts, PrinFlex Life Contracts, Survivorship Variable Universal Life Insurance Contracts, and Variable Universal Life Accumulator Contracts.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Separate Account's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Change in Presentation

The Separate Account has presented the 2001 financial information in accordance with the AIPCA Audit and Accounting Guide for Investment Companies (Audit Guide), which was effective January 1, 2001. As permitted by the Audit Guide, the 2000 and 1999 financial information has not been reclassified.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

   Flex Variable Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .75% of the asset value of each policy. An annual administration charge of $57 for each policy and a cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for administrative and insurance expenses, respectively. The mortality and expense risk, annual administration, and insurance charges amounted to $207,666, $140,787 and $1,800,848, respectively in 2001; $214,797, $155,185, and $1,828,386, respectively, in 2000; and $214,984, $174,324, and
   $1,994,681, respectively, in 1999. A sales charge of 5.0% and a tax charge of 2.0%
   is deducted from each payment made on behalf of each participant. The sales and tax charge is deducted from the payments by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

   PrinFlex Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .90% of the asset value of each policy. A monthly administration charge of $.40 for each $1,000 of policy face amount will be deducted from policies in their first year. After the first policy year, the monthly administration charge is $6.00 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality and expense risk, administration, and insurance charges amounted to $2,604,232, $2,775,046 and $28,079,777, respectively in 2001; $2,074,990, $2,378,313, and $21,498,565, respectively, in 2000; and $1,148,956, $1,744,117 and $14,262,467, respectively, in 1999. A sales charge of 2.75% of premiums less than or equal to target premium and .75% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is also deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Survivorship Variable Universal Life Insurance Contracts (beginning in 1999)
   - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .80% of the asset value of each policy. A monthly administration charge of $8.00 is deducted from policies. There is an additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $.07 per $1,000 of face amount. The charge of $.07 is increased by $.005 per $1,000 for each insurer classified as a smoker. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality expense risk, administration and insurance charges amounted to $124,485, $630,309 and $695,936, respectively in 2001; $58,307, $357,210 and $313,385, respectively, in 2000; and $3,970, $30,083 and $26,149, respectively, in 1999. A sales charge of 5.0% of premiums less than or equal to target premium and 2.0% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of

   2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sale and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Variable Universal Life Accumulator Contracts (beginning in 2001) - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .70% of the asset value of each policy. The current monthly administrative charge is $25.00 per month during the first policy year. After the first policy year, the administrative charge is $10.00 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. The mortality expense risk, administration, and insurance charges amounted to: $156, $4,700 and $18,792, respectively, in 2001. A sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

In addition, during the year ended December 31, 2001, management fees were paid indirectly to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.), an affiliate of Principal Life Insurance Company, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are computed at the annual rate of .35% of the average daily net assets of the Large Cap Stock Index Account and 1.00% of the average daily net assets of the MidCap Growth Equity Account.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million.

                                       Account                                           Fee Range
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------


   Bond, Government Securities, Money Market                                           0.50% - 0.30%
   Balanced, High Yield, Utilities                                                    0.60    - 0.40
   MidCap                                                                             0.65    - 0.45
   Asset Allocation, Equity Growth                                                    0.80    - 0.60
   SmallCap                                                                           0.85    - 0.65
   MidCap Growth, Real Estate                                                         0.90    - 0.70
   MicroCap, SmallCap Growth                                                          1.00    - 0.80
   SmallCap Value                                                                     1.10    - 0.90
   International SmallCap                                                             1.20    - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

                                       Account                                           Fee Range
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------
   Capital Value, Growth                                                               0.60% - 0.40%
   International                                                                      0.85    - 0.65
   MidCap Value                                                                       1.05    - 0.85
   LargeCap Growth                                                                    1.10    - 0.90

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2001:

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   AIM V.I. Growth:
      Flex Variable Life                                               $               -   $           -
      PrinFlex Life                                                             181,788            9,893
      Survivorship Variable Universal Life                                        3,791              101
      Variable Universal Life Accumulator                                           166               18

   AIM V.I. Growth and Income:
      Flex Variable Life                                                         11,966              183
      PrinFlex Life                                                              99,514            8,346
      Survivorship Variable Universal Life                                        6,571              186
      Variable Universal Life Accumulator                                             -                -

   AIM V.I. Value:
      Flex Variable Life                                                          8,199               48
      PrinFlex Life                                                             447,939           29,865
      Survivorship Variable Universal Life                                       12,523            1,087
      Variable Universal Life Accumulator                                           204                -

   American Century VP Income & Growth:
      Flex Variable Life                                                            818              120
      PrinFlex Life                                                             332,526           16,714
      Survivorship Variable Universal Life                                        2,500                -
      Variable Universal Life Accumulator                                            15                -

   American Century UP Ultra:
      Flex Variable Life                                                          1,019               35
      PrinFlex Life                                                             302,955          111,786
      Survivorship Variable Universal Life                                        2,785               32
      Variable Universal Life Accumulator                                         3,519               77


   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   Asset Allocation:
      Flex Variable Life                                                $         1,076    $          28
      PrinFlex Life                                                           8,749,180        4,415,917
      Survivorship Variable Universal Life                                      316,509           48,094
      Variable Universal Life Accumulator                                         1,511               14

   Balanced:
      Flex Variable Life                                                        584,462          563,464
      PrinFlex Life                                                           4,549,703        2,286,883
      Survivorship Variable Universal Life                                      240,473           29,910
      Variable Universal Life Accumulator                                        20,165                -

   Bond:
      Flex Variable Life                                                        891,171          463,567
      PrinFlex Life                                                           9,669,270        4,669,534
      Survivorship Variable Universal Life                                      297,568           36,355
      Variable Universal Life Accumulator                                         5,134               60

   Capital Value:
      Flex Variable Life                                                        962,395        1,454,197
      PrinFlex Life                                                          10,373,072        6,159,323
      Survivorship Variable Universal Life                                      301,072           37,995
      Variable Universal Life Accumulator                                           340               40

   Dreyfus Founders Discovery:
      Flex Variable Life                                                              -                -
      PrinFlex Life                                                             226,953           73,901
      Survivorship Variable Universal Life                                            -                -
      Variable Universal Life Accumulator                                         1,045               11

   Equity Growth:
      Flex Variable Life                                                         12,324              740
      PrinFlex Life                                                          28,607,950       14,572,866
      Survivorship Variable Universal Life                                    1,089,957          205,839
      Variable Universal Life Accumulator                                         2,608               58

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   Fidelity VIP II Contrafund:
      Flex Variable Life                                                $         7,833    $         141
      PrinFlex Life                                                          21,970,812       10,905,358
      Survivorship Variable Universal Life                                      768,649          215,746
      Variable Universal Life Accumulator                                         1,047               50

   Fidelity VIP Equity-Income:
      Flex Variable Life                                                         23,364              446
      PrinFlex Life                                                           9,941,107        4,444,260
      Survivorship Variable Universal Life                                      796,520          113,029
      Variable Universal Life Accumulator                                         3,733               49

   Fidelity VIP High Income:
      Flex Variable Life                                                          1,530              223
      PrinFlex Life                                                           2,639,867        1,113,314
      Survivorship Variable Universal Life                                       75,052           10,827
      Variable Universal Life Accumulator                                             -                -

   Government Securities:
      Flex Variable Life                                                         33,565              285
      PrinFlex Life                                                           5,780,469        1,962,067
      Survivorship Variable Universal Life                                    3,012,830           30,343
      Variable Universal Life Accumulator                                        26,231               83

   Growth:
      Flex Variable Life                                                              -                -
      PrinFlex Life                                                           7,791,723        3,600,883
      Survivorship Variable Universal Life                                      470,940           88,322
      Variable Universal Life Accumulator                                           249               27

   High Yield:
      Flex Variable Life                                                        439,263          178,863


   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   International:
      Flex Variable Life                                                $         1,101    $          92
      PrinFlex Life                                                           9,061,858        4,353,459
      Survivorship Variable Universal Life                                      519,735           93,066
      Variable Universal Life Accumulator                                         6,861               84

   International SmallCap:
      Flex Variable Life                                                              -                -
      PrinFlex Life                                                          15,673,596       13,599,060
      Survivorship Variable Universal Life                                      309,444           71,576
      Variable Universal Life Accumulator                                         2,858               32

   INVESCO VIF Dynamics:
      Flex Variable Life                                                              -                -
      PrinFlex Life                                                              78,781           27,677
      Survivorship Variable Universal Life                                            -                -
      Variable Universal Life Accumulator                                             -                -

   INVESCO VIF Health Sciences:
      Flex Variable Life                                                              -                -
      PrinFlex Life                                                             411,934           57,782
      Survivorship Variable Universal Life                                        9,064              280
      Variable Universal Life Accumulator                                         1,246                8

   INVESCO VIF Small Company Growth:
      Flex Variable Life                                                            184              104
      PrinFlex Life                                                              61,559            4,487
      Survivorship Variable Universal Life                                        1,000                -
      Variable Universal Life Accumulator                                             -                -

   INVESCO VIF Technology:
      Flex Variable Life                                                         14,668              612
      PrinFlex Life                                                             128,731           14,030
      Survivorship Variable Universal Life                                        4,099              172
      Variable Universal Life Accumulator                                           249               27



   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   Janus Aspen Aggressive Growth:
      Flex Variable Life                                                 $       18,723    $         499
      PrinFlex Life                                                             483,725           72,149
      Survivorship Variable Universal Life                                        1,997              104
      Variable Universal Life Accumulator                                         1,780               46

   LargeCap Growth:                                                               6,312              321
      Flex Variable Life                                                        186,833           43,543
      PrinFlex Life                                                               2,585               32
      Survivorship Variable Universal Life                                          626               12
      Variable Universal Life Accumulator

   LargeCap Stock Index:
      Flex Variable Life                                                         74,973            3,459
      PrinFlex Life                                                           8,701,985        3,015,009
      Survivorship Variable Universal Life                                    1,385,935          347,249
      Variable Universal Life Accumulator                                        10,196              123

   MicroCap:
      Flex Variable Life                                                          8,028              189
      PrinFlex Life                                                             898,731          323,406
      Survivorship Variable Universal Life                                       22,645           23,748
      Variable Universal Life Accumulator                                         5,716                -

   MidCap:
      Flex Variable Life                                                      2,539,332        2,869,905
      PrinFlex Life                                                          10,476,550        5,953,152
      Survivorship Variable Universal Life                                      351,846           40,900
      Variable Universal Life Accumulator                                           858                7

   MidCap Growth:
      Flex Variable Life                                                              -                -
      PrinFlex Life                                                           2,344,286          940,766
      Survivorship Variable Universal Life                                      136,238           13,286
      Variable Universal Life Accumulator                                         3,520               49

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   MidCap Growth Equity:
      Flex Variable Life Division                                      $               -     $         -
      PrinFlex Life                                                             188,735           57,335
      Survivorship Variable Universal Life                                        1,518               28
      Variable Universal Life Accumulator                                             -                -

   MidCap Value:
      Flex Variable Life                                                          2,624               88
      PrinFlex Life                                                             347,735           36,925
      Survivorship Variable Universal Life                                       11,175              200
      Variable Universal Life Accumulator                                         5,795                -

   Money Market:
      Flex Variable Life                                                        280,099          150,744
      PrinFlex Life                                                          70,352,926       61,028,068
      Survivorship Variable Universal Life                                    8,752,121        7,153,955
      Variable Universal Life Accumulator                                       740,162          137,033

   Putnam VT Global Asset Allocation:
      Flex Variable Life                                                          8,886              114
      PrinFlex Life                                                             941,900          299,972
      Survivorship Variable Universal Life                                      107,809           32,552
      Variable Universal Life Accumulator                                             -                -

   Putnam VT Vista:
      Flex Variable Life                                                             71                6
      PrinFlex Life                                                           6,597,467        2,581,003
      Survivorship Variable Universal Life                                      438,798          127,282
      Variable Universal Life Accumulator                                            41                7

   Putnam VT Voyager:
      Flex Variable Life                                                         24,064              435
      PrinFlex Life                                                          16,664,355        5,495,619
      Survivorship Variable Universal Life                                    1,599,890          231,952
      Variable Universal Life Accumulator                                         1,464               15

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   Real Estate:
      Flex Variable Life                                                $         7,019    $         211
      PrinFlex Life                                                           3,001,367        1,162,890
      Survivorship Variable Universal Life                                      436,442          114,013
      Variable Universal Life Accumulator                                             -                -

   SmallCap:
      Flex Variable Life                                                          5,700               38
      PrinFlex Life                                                           2,238,616          761,458
      Survivorship Variable Universal Life                                      178,366           30,439
      Variable Universal Life Accumulator                                             4                -

   SmallCap Growth:
      Flex Variable Life                                                          3,759               64
      PrinFlex Life                                                           7,825,412        3,132,072
      Survivorship Variable Universal Life                                      449,761          166,767
      Variable Universal Life Accumulator                                         2,153               39

   SmallCap Value:
      Flex Variable Life                                                          5,257              367
      PrinFlex Life                                                           5,353,879        1,761,741
      Survivorship Variable Universal Life                                      231,003           21,805
      Variable Universal Life Accumulator                                         5,731                -

   Utilities:
      Flex Variable Life                                                          6,897              208
      PrinFlex Life                                                           1,894,755          692,679
      Survivorship Variable Universal Life                                      151,705           26,991
      Variable Universal Life Accumulator                                             -                -

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   AIM V.I. Growth:
      Flex Variable Life                     -           -        -          -            -           -
      PrinFlex Life                     21,124       1,179        -          -            -           -
      Survivorship Variable
        Universal Life                     467          12        -          -            -           -
      Variable Universal Life
        Accumulator                         20           3        -          -            -           -

   AIM V.I. Growth & Income:
      Flex Variable Life                 1,419          21        -          -            -           -
      PrinFlex Life                     11,676       1,031        -          -            -           -
      Survivorship Variable
        Universal Life                     803          22        -          -            -           -
      Variable Universal Life
        Accumulator                          -           -        -          -            -           -

   AIM V.I. Value:
      Flex Variable Life                   912           4        -          -            -           -
      PrinFlex Life                     49,434       3,478        -          -            -           -
      Survivorship Variable
        Universal Life                   1,363         125        -          -            -           -
      Variable Universal Life
        Accumulator                         23           -        -          -            -           -

   American Century VP Income &
      Growth:
        Flex Variable Life                  92          14        -          -            -           -
        PrinFlex Life                   37,354       1,935        -          -            -           -
        Survivorship Variable
          Universal Life                   266           -        -          -            -           -
        Variable Universal Life
          Accumulator                        2           -        -          -            -           -

   American Century VP Ultra:
      Flex Variable Life                   105           3        -          -            -           -
      PrinFlex Life                     31,751      11,551        -          -            -           -
      Survivorship Variable
        Universal Life                     304           3        -          -            -           -
      Variable Universal Life
        Accumulator                        388           8        -          -            -           -

                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   Asset Allocation:
      Flex Variable Life                112           3            -          -            -           -
      PrinFlex Life                 571,494     292,702      191,564     58,310      970,302     331,686
      Survivorship Variable
        Universal Life               27,445       4,395       29,144      1,695        7,867         732
      Variable Universal Life
        Accumulator                     102           1            -          -            -           -

   Balanced:
      Flex Variable Life             15,028      18,996       22,620     29,829       32,343      31,633
      PrinFlex Life                 336,029     183,846      264,429    281,698      385,145     225,867
      Survivorship Variable
        Universal Life               24,294       3,182       15,115      1,252        8,197         155
      Variable Universal Life
        Accumulator                   1,635           -            -          -            -           -

   Bond:
      Flex Variable Life             29,174      17,360       31,163     43,557       21,722      24,329
      PrinFlex Life                 692,888     356,162      327,188    160,197      385,603     139,681
      Survivorship Variable
        Universal Life               24,469       3,160       13,731      1,432        4,133          72
      Variable Universal Life
        Accumulator                     384           5            -          -            -           -

   Capital Value:
      Flex Variable Life             24,669      41,690       41,792     65,294       58,379      44,706
      PrinFlex Life                 766,251     474,114      772,832    752,345      865,446     424,784
      Survivorship Variable
        Universal Life               33,165       4,339       14,484      3,713        5,115         822
      Variable Universal Life
        Accumulator                      27           3            -          -            -           -

   Dreyfus Founders Discovery:
      Flex Variable Life                  -           -            -          -            -           -
      PrinFlex Life                  26,123       8,811            -          -            -           -
      Survivorship Variable
        Universal Life                    -           -            -          -            -           -
      Variable Universal Life
        Accumulator                     118           1            -          -            -           -

                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   Equity Growth:
      Flex Variable Life              1,366          81            -          -            -           -
      PrinFlex Life               1,606,308     916,948    1,361,577    501,754      970,302     331,686
      Survivorship Variable
        Universal Life              103,844      21,544      112,002      7,441        7,867         732
      Variable Universal Life
        Accumulator                     168           4            -          -            -           -

   Fidelity VIP II Contrafund:
      Flex Variable Life                868          15            -          -            -           -
      PrinFlex Life               1,269,025     670,721    1,144,457    374,650      784,899     194,124
      Survivorship Variable
        Universal Life               76,449      23,010      111,833     10,478       14,058         340
      Variable Universal Life
        Accumulator                      66           3            -          -            -           -

   Fidelity VIP Equity-Income:
      Flex Variable Life              2,580          45            -          -            -           -
      PrinFlex Life                 598,407     295,131      458,716    269,431      442,641     161,414
      Survivorship Variable
        Universal Life               76,070      11,289       46,772      6,219        6,673          65
      Variable Universal Life
        Accumulator                     252           3            -          -            -           -

   Fidelity VIP High Income:
      Flex Variable Life                158          24            -          -            -           -
      PrinFlex Life                 268,871     126,585      124,178     63,941       86,113      51,793
      Survivorship Variable
        Universal Life                8,447       1,460        7,470        422            -           -
      Variable Universal Life
        Accumulator                       -           -            -          -            -           -

   Government Securities:
      Flex Variable Life              3,300          16            -          -            -           -
      PrinFlex Life                 402,534     141,110      148,727    160,947      194,406     209,054
      Survivorship Variable
        Universal Life              253,638       2,548        9,169      1,998        6,834       3,590
      Variable Universal Life
        Accumulator                   1,857           6            -          -            -           -



                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   Growth:
      Flex Variable Life                   -           -            -          -            -           -
      PrinFlex Life                  636,276     295,066      523,375    228,808      454,302     154,162
      Survivorship Variable
        Universal Life                60,549      11,196       60,111      3,602        4,616          84
      Variable Universal Life
        Accumulator                       22           3            -          -            -           -

   High Yield:
      Flex Variable Life              12,329       7,914       14,246     13,471       20,298      48,184

   International:
      Flex Variable Life                 121          10            -          -            -           -
      PrinFlex Life                  788,752     384,790      656,461    304,424      492,014     272,765
      Survivorship Variable
        Universal Life                57,515      10,739       37,625      4,291        3,556          36
      Variable Universal Life
        Accumulator                      664           8            -          -            -           -

   International SmallCap:
      Flex Variable Life                   -           -            -          -            -           -
      PrinFlex Life                1,205,683   1,043,675      562,111    262,440       95,274      19,712
      Survivorship Variable
        Universal Life                27,658       6,650       41,607      1,523        1,484          17
      Variable Universal Life
        Accumulator                      239           3            -          -            -           -

   INVESCO VIF Dynamics:
      Flex Variable Life                   -           -            -          -            -           -
      PrinFlex Life                   10,124       3,537            -          -            -           -
      Survivorship Variable
        Universal Life                     -           -            -          -            -           -
      Variable Universal Life
        Accumulator                        -           -            -          -            -           -

   INVESCO VIF Health Sciences:
      Flex Variable Life                   -           -            -          -            -           -
      PrinFlex Life                   42,128       5,964            -          -            -           -
      Survivorship Variable
        Universal Life                   942          29            -          -            -           -
      Variable Universal Life
        Accumulator                      125           1            -          -            -           -


                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   INVESCO VIF Small Company
      Growth:
        Flex Variable Life                23          13            -          -            -           -
        PrinFlex Life                  7,880         570            -          -            -           -
        Survivorship Variable
          Universal Life                 112           -            -          -            -           -
        Variable Universal Life            -           -            -          -            -           -
          Accumulator

   INVESCO VIF Technology:
      Flex Variable Life               2,315          85            -          -            -           -
      PrinFlex Life                   18,541       2,094            -          -            -           -
      Survivorship Variable
        Universal Life                   631          26            -          -            -           -
      Variable Universal Life
        Accumulator                       35           3            -          -            -           -

   Janus Aspen Aggressive Growth:
        Flex Variable Life             2,122          58            -          -            -           -
        PrinFlex Life                 60,330       9,545            -          -            -           -
        Survivorship Variable
          Universal Life                 256          14            -          -            -           -
        Variable Universal Life
          Accumulator                    236           6            -          -            -           -

   LargeCap Growth:
      Flex Variable Life                 815          39            -          -            -           -
      PrinFlex Life                   23,742       5,442            -          -            -           -
      Survivorship Variable
        Universal Life                   316           4            -          -            -           -
      Variable Universal Life
        Accumulator                       79           2            -          -            -           -

   LargeCap Stock Index:
      Flex Variable Life               8,868         383            -          -            -           -
      PrinFlex Life                  948,390     333,375      665,489    109,385      621,329      17,000
      Survivorship Variable
        Universal Life               151,938      37,804       75,861      8,957        2,600          72
      Variable Universal Life
        Accumulator                    1,147          14            -          -            -           -


                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   MicroCap:
      Flex Variable Life                 858          20            -          -            -           -
      PrinFlex Life                  101,620      36,427      126,312     85,693       42,361       7,556
      Survivorship Variable
        Universal Life                 2,279       2,423       39,160        698        2,583           5
      Variable Universal Life
        Accumulator                      619           -            -          -            -           -

   MidCap:
      Flex Variable Life              42,188      55,915       70,463     70,319       69,891      78,806
      PrinFlex Life                  633,135     389,369      547,143    405,940      669,400     492,907
      Survivorship Variable
        Universal Life                28,400       3,414        7,081        426          232           4
      Variable Universal Life
        Accumulator                       55           -            -          -            -           -

   MidCap Growth:
      Flex Variable Life                   -           -            -          -            -           -
      PrinFlex Life                  233,985      98,460      150,366     42,392       90,323      32,058
      Survivorship Variable
        Universal Life                14,588       1,375        7,683        423          236          15
      Variable Universal Life
        Accumulator                      367           5            -          -            -           -

   MidCap Growth Equity:
      Flex Variable Life                   -           -            -          -            -           -
      PrinFlex Life                   22,461       7,472            -          -            -           -
      Survivorship Variable
        Universal Life                   169           3            -          -            -           -
      Variable Universal Life
        Accumulator                        -           -            -          -            -           -

   MidCap Value:
      Flex Variable Life                 262           8            -          -            -           -
      PrinFlex Life                   36,760       4,055            -          -            -           -
      Survivorship Variable
        Universal Life                 1,148          22            -          -            -           -
      Variable Universal Life
        Accumulator                      601           -            -          -            -           -

                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   Money Market:
      Flex Variable Life               14,184       8,029       38,771     48,920       22,657       8,313
      PrinFlex Life                 5,548,067   4,869,243    5,179,115  4,831,329    3,259,754   2,946,933
      Survivorship Variable
        Universal Life                782,891     643,912    1,028,494  1,133,955      339,308     155,990
      Variable Universal Life
        Accumulator                    58,166      10,768            -          -            -           -

   Putnam VT Global Asset Allocation:
        Flex Variable Life              1,006          11            -          -            -           -
        PrinFlex Life                  81,387      29,967       66,847     22,152       37,942      12,194
        Survivorship Variable
          Universal Life                9,279       3,485        7,668      2,529        3,901          14
        Variable Universal Life
          Accumulator                       -           -            -          -            -           -

   Putnam VT Vista:
      Flex Variable Life                   10           1            -          -            -           -
      PrinFlex Life                   506,114     226,945      316,101     44,910       52,210       8,751
      Survivorship Variable
        Universal Life                 41,959      13,555       20,759      4,233          782           6
      Variable Universal Life
        Accumulator                         4           1            -          -            -           -

   Putnam VT Voyager:
      Flex Variable Life                2,665          45            -          -            -           -
      PrinFlex Life                 1,064,737     469,444      969,010    243,104      505,025      86,311
      Survivorship Variable
        Universal Life                129,924      23,448      124,973      8,740       10,457         124
      Variable Universal Life
        Accumulator                       132           2            -          -            -           -

   Real Estate:
      Flex Variable Life                  635          18            -          -            -           -
      PrinFlex Life                   244,749      97,325       80,043     25,478        6,892       2,042
      Survivorship Variable
        Universal Life                 32,478       8,899       25,948      4,779            -           -
      Variable Universal Life
        Accumulator                         -           -            -          -            -           -


                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   SmallCap:
      Flex Variable Life                 641           3            -          -            -           -
      PrinFlex Life                  222,658      76,745      157,023     67,657       82,373      19,001
      Survivorship Variable
        Universal Life                16,892       2,913        8,321        500          997          11
      Variable Universal Life
        Accumulator                        1           -            -          -            -           -

   SmallCap Growth:
      Flex Variable Life                 544           8            -          -            -           -
      PrinFlex Life                  590,984     240,527      418,484     78,202      105,937      19,878
      Survivorship Variable
        Universal Life                43,255      16,757       54,220      4,910        1,414          10
      Variable Universal Life
        Accumulator                      183           3            -          -            -           -

   SmallCap Value:
      Flex Variable Life                 512          36            -          -            -           -
      PrinFlex Life                  390,303     133,997      197,188    125,832       50,737      11,295
      Survivorship Variable
        Universal Life                15,281       1,620        5,708      1,951        3,695           8
      Variable Universal Life
        Accumulator                      421           -            -          -            -           -

   Utilities:
      Flex Variable Life                 764          25            -          -            -           -
      PrinFlex Life                  149,552      56,519      100,607     46,955       39,617       7,891
      Survivorship Variable
        Universal Life                14,644       2,646       11,059      1,210        1,571           5
      Variable Universal Life
        Accumulator                        -           -            -          -            -           -


6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Effective with these 2001 annual financial statements, the Separate Account has presented the following disclosures required by AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products offered by Principal Life have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                   December 31, 2001                 For the Year Ended December 31, 2001
                          ---------------------------------------------------------------------------------------
                                       Unit Fair                                Expense            Total
                                         Value         Net      Investment Ratio (2) Lowest      Return (3)
                            Units  Lowest to Highest  Assets      Income      to Highest         Lowest to
          Division         (000's)                   (000's)    Ratio (1)                         Highest
   --------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------

   AIM V.I. Growth (4)         20   $8.56 to $8.56  $     175      0.80%    0.70% to 0.90%   (26.85)% to 14.22%

   AIM V.I. Growth &
      Income (4)               13    8.35 to 8.39        107       0.17      0.75 to 0.90    (32.24) to (31.58)

   AIM V.I. Value (4)          48    8.82 to 8.86        426       0.37      0.70 to 0.90     (22.82) to 0.99

   American Century VP
      Income & Growth (4)      36    8.99 to 9.03        323        -        0.70 to 0.90     (19.39) to 12.75

   American Century VP
      Ultra (4)                21    9.15 to 9.19        193        -        0.70 to 0.90     (17.09) to 18.56

   Asset Allocation           675    9.59 to 14.66     9,650       2.57      0.70 to 0.90     (8.33) to (3.94)

   Balanced                   927    9.26 to 27.66    13,101       3.00      0.70 to 0.90     (8.12) to (6.97)

   Bond                     1,036   11.72 to 26.63    14,909       5.74      0.70 to 0.90      (8.64) to 8.14

   Capital Value            2,002    8.63 to 33.33    29,595       1.25      0.70 to 0.90     (8.75) to 26.32

                                   December 31, 2001                 For the Year Ended December 31, 2001
                          ---------------------------------------------------------------------------------------
                                       Unit Fair                                Expense            Total
                                         Value         Net      Investment Ratio (2) Lowest      Return (3)
                            Units  Lowest to Highest  Assets      Income      to Highest         Lowest to
          Division         (000's)                   (000's)    Ratio (1)                         Highest
   --------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------
   Dreyfus Founders
      Discovery (4)            17   $8.89 to $8.89    $  155         -%      0.70% to 0.90%   (23.53)% to 85.87%

   Equity Growth            3,349    8.97 to 15.46    50,584       0.09      0.70 to 0.90    (20.92) to (10.68)

   Fidelity VIP II
      Contrafund            2,638    9.31 to 16.03    41,155       0.71      0.70 to 0.90     (12.63) to 32.45

   Fidelity VIP
      Equity-Income         1,247    9.13 to 15.00    18,130       1.48      0.70 to 0.90     (15.90) to 18.54

   Fidelity VIP High
      Income                  348    6.89 to 8.96      2,818       9.20      0.75 to 0.90    (17.81) to (11.72)

   Government Securities      777   10.44 to 14.14    10,466       3.22      0.70 to 0.90      (3.19) to 7.63

   Growth                   1,370    7.31 to 11.48    15,259        -        0.70 to 0.90    (25.50) to (15.95)

   High Yield                  83        20.52         1,711      10.44          0.75               0.12

   International            1,707    8.03 to 10.54    17,773       0.14      0.70 to 0.90     (26.71) to 14.47

   International SmallCap     635   10.32 to 12.14     7,598        -        0.70 to 0.90     (21.87) to 40.51

   INVESCO VIF Dynamics
      (4)                       7        8.05             53        -            0.90             (39.39)

   INVESCO VIF Health
      Sciences (4)             37    9.93 to 9.93        369        -        0.70 to 0.90    (23.80) to (4.72)

   INVESCO VIF Small
      Company Growth (4)        7    8.47 to 8.51         63        -        0.75 to 0.90    (30.61) to (29.95)

   INVESCO VIF Technology(4)
                               19    7.09 to 7.13        138        -        0.70 to 0.90    (57.69) to (18.96)

                                    December 31, 2001                 For the Year Ended December 31, 2001
                          ---------------------------------------------------------------------------------------
                                       Unit Fair                                Expense            Total
                                         Value         Net      Investment Ratio (2) Lowest      Return (3)
                            Units  Lowest to Highest  Assets      Income      to Highest         Lowest to
          Division         (000's)                   (000's)    Ratio (1)                         Highest
   --------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------

   Janus Aspen
     Aggressive Growth (4)     53   $7.53 to $7.57  $    403        -%       0.70% to 0.90%  (47.29)% to 18.71%

   LargeCap Growth (4)         19    7.91 to 7.94        155        -        0.70 to 0.90    (38.95) to (10.11)

   LargeCap Stock Index     1,969    8.77 to 8.91      17,278      1.07      0.70 to 0.90    (21.12) to (2.35)

   MicroCap                   201    9.24 to 10.41      1,908        -       0.70% to 0.90    (8.10) to 92.94

   MidCap                   1,973   12.32 to 50.06     39,444       0.78      0.70 to 0.90    (4.43) to 44.28

   MidCap Growth              355    9.65 to 9.76       3,432        -        0.70 to 0.90    (16.95) to 61.44

   MidCap Growth Equity(4)     15    8.23 to 8.23         125        -        0.80 to 0.90        (36.70)

   MidCap Value (4)            35    9.60 to 9.65         335       0.30      0.70 to 0.90    (9.05) to 64.14

   Money Market             2,360   11.25 to 18.52     29,911       3.69      0.70 to 0.90      2.67 to 4.11

   Putnam VT Global
      Asset Allocation        145    9.34 to 10.01      1,443       0.94      0.75 to 0.90   (13.07) to (8.47)

   Putnam VT Vista            651    8.06 to 10.22      6,598        -        0.70 to 0.90    (39.17) to 40.64

   Putnam VT Voyager        2,059    8.44 to 11.10     22,401        -        0.70 to 0.90   (29.99) to (3.76)

   Real Estate                256   10.95 to 13.70      3,295       5.02      0.75 to 0.90     8.77 to 15.39

   SmallCap                   353    9.47 to 10.81      3,682        -        0.70 to 0.90    (13.05) to 89.62

   SmallCap Growth            875    7.61 to 11.76     10,098        -        0.70 to 0.90    (45.56) to 55.16

   SmallCap Value             406    9.82 to 14.58      5,542       1.05      0.70 to 0.90    (4.64) to 79.34

   Utilities                  207    7.25 to 10.19      2,061       2.95      0.70 to 0.90   (48.04) to (27.69)

   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.
   (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
   (4) Commencement of operations, May 19, 2001. Investment income ratio and expense ratio have been annualized.



                         Report of Independent Auditors

The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly-owned subsidiary of Principal Financial Group, Inc.) as of December 31, 2001 and 2000, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities in response to a new accounting standard that became effective January 1, 2001.

/s/Ernst & Young LLP

Des Moines, Iowa
February 1, 2002

                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position

                                                     December 31,
                                               2001               2000
                                             -------------- ------------------
                                                 (in millions, except
                                                    per share data)
Assets
Fixed maturities, available-for-sale.........  $29,007.4          $26,142.1
Fixed maturities, trading....................       17.8                -
Equity securities, available-for-sale........      798.7              710.3
Mortgage loans...............................   10,884.6           11,325.8
Real estate..................................      950.5            1,391.7
Policy loans.................................      831.9              803.6
Other investments............................      615.5              532.8
                                             -------------- ------------------
   Total investments.........................   43,106.4           40,906.3

Cash and cash equivalents....................    1,077.7            1,842.1
Accrued investment income....................      593.5              530.4
Premiums due and other receivables...........      468.3              401.8
Deferred policy acquisition costs............    1,322.3            1,333.3
Property and equipment.......................      480.6              471.2
Goodwill and other intangibles...............       72.2               94.1
Mortgage loan servicing rights...............    1,778.5            1,084.4
Separate account assets......................   34,028.9           33,180.4
Other assets.................................      642.2              558.9
                                             -------------- ------------------
                                             -------------- ------------------
   Total assets..............................  $83,570.6          $80,402.9
                                             ============== ==================
                                             ============== ==================

Liabilities
Contractholder funds.........................  $24,664.6          $24,300.2
Future policy benefits and claims............   13,011.7           12,579.6
Other policyholder funds.....................      576.6              597.4
Short-term debt..............................    1,378.4            1,339.9
Long-term debt...............................      617.6              672.3
Income taxes currently payable...............        -                124.5
Deferred income taxes........................      782.7              399.0
Separate account liabilities.................   34,028.9           33,180.4
Other liabilities............................    3,167.9            1,909.4
                                             -------------- ------------------
                                             -------------- ------------------
   Total liabilities.........................   78,228.4           75,102.7
Stockholder's equity
Common stock, par value $.01 per share -
5.0 million shares authorized, 2.5
   million shares issued and outstanding
   (wholly owned indirectly by Principal
    Financial Group, Inc.).                          2.5                2.5
Additional paid-in capital...................    5,004.6               21.0
Retained earnings (deficit)..................      (26.6)           5,188.6
Accumulated other comprehensive income.......      368.4               88.1
Treasury stock, at cost (363.7 thousand
shares of Principal
   Financial Group, Inc. common stock).......       (6.7)               -
                                             -------------- ------------------
Total stockholder's equity...................    5,342.2            5,300.2
                                             -------------- ------------------
                                             -------------- ------------------
Total liabilities and stockholder's
    equity..........................           $83,570.6          $80,402.9
                                             ============== ==================

See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Operations

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
Revenues
Premiums and other considerations...............        $3,795.7           $3,929.3           $3,937.6
Fees and other revenues.........................         1,502.3            1,214.5            1,126.0
Net investment income...........................         3,210.7            3,115.5            3,045.8
Net realized capital gains (losses).............          (492.7)             151.8              456.6
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Total revenues..................................         8,016.0            8,411.1            8,566.0

Expenses
Benefits, claims, and settlement expenses.......         5,092.4            5,147.1            5,260.9
Dividends to policyholders......................           313.7              312.7              304.6
Operating expenses..............................         2,139.7            2,060.9            1,867.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Total expenses..................................         7,545.8            7,520.7            7,432.8
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

Income before income taxes and cumulative
   effect of accounting change..................           470.2              890.4            1,133.2

Income taxes....................................            92.4              248.8              323.5
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Income before cumulative effect of accounting              377.8              641.6              809.7
   change.......................................

Cumulative effect of accounting change, net of
   related income taxes.........................           (10.7)               -                  -
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Net income......................................       $   367.1          $   641.6          $   809.7
                                                   ================== ================== ==================

See accompanying notes.



                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity

                                                                                Accumulated
                                                     Additional    Retained        other                            Total
                                          Common      paid-in      earnings     comprehensive      Treasury      stockholder's
                                          stock       capital     (deficit)      income (loss)      stock          equity
                                        ----------- ------------- ----------- ------------------ ------------ ----------------
                                                                            (in millions)

Balances at January 1, 1999..........       $2.5    $      -         $4,749.9      $   717.0       $  -            $5,469.4
Dividends to parent..................        -             -           (449.0)           -            -              (449.0)
Comprehensive loss:                                                                      -            -
   Net income........................        -             -            809.7            -            -               809.7
   Net unrealized gains (losses).....        -             -              -         (1,301.2)         -            (1,301.2)
   Provision for deferred income
     tax benefit.....................        -             -              -            453.2          -               453.2
   Foreign currency translation
     adjustment......................        -             -              -            (31.1)         -               (31.1)
                                                                                                                   -----------
                                                                                                                   -----------
Comprehensive loss...................                                                                                 (69.4)
                                            ------- -------------    --------     --------------   ----------      -----------
Balances at December 31, 1999........        2.5           -          5,110.6         (162.1)         -             4,951.0
Reclassification of retained earnings                                        )
   to additional paid-in capital.....        -            21.0          (21.0            -            -                 -
Dividends to parent..................        -             -           (542.6)           -            -              (542.6)
Comprehensive income:
   Net income........................        -             -            641.6            -            -               641.6
   Net unrealized gains (losses).....        -             -              -            344.6          -               344.6
   Provision for deferred income
     taxes...........................        -             -              -           (121.4)         -              (121.4)
   Foreign currency translation
     adjustment......................        -             -              -             27.0          -                27.0
                                                                                                                   -----------
                                                                                                                   -----------
Comprehensive income.................                                                                                 891.8
                                           -------- ------------- ----------- ------------------ ------------      -----------
Balances at December 31, 2000........        2.5          21.0        5,188.6           88.1          -             5,300.2
Contributions and distributions in
   connection with Principal
   Mutual Holding Company's
   demutualization transaction.......        -         4,976.9       (4,937.3)           -            -                39.6
Principal Financial Group, Inc.
   shares held in rabbi trusts.......        -             6.7            -              -           (6.7)              -
Dividends to parent..................        -             -           (645.0)           9.8          -              (635.2)
Comprehensive income:
   Net income before Principal
     Mutual Holding Company's
     demutualization.................        -             -            393.7            -            -               393.7
   Net loss after Principal
     Mutual Holding Company's
     demutualization.................        -             -            (26.6)           -            -               (26.6)
                                                                  -----------                                 ----------------
                                                                  -----------                                 ----------------
   Net income for the year...........        -             -            367.1            -            -               367.1
   Net unrealized gains (losses).....        -             -              -            405.2          -               405.2
   Provision for deferred income
     taxes...........................        -             -              -           (144.4)         -              (144.4)
   Foreign currency translation
     adjustment......................        -             -              -             23.9          -                23.9
   Cumulative effect of accounting
     change, net of related income
     taxes...........................        -             -              -            (14.2)         -               (14.2)
                                                                                                              ----------------
                                                                                                              ----------------
Comprehensive income.................                                                                                 637.6
                                            ------- ------------- ----------- ------------------ ------------ ----------------

Balances at December 31, 2001........       $2.5      $5,004.6    $     (26.6)     $   368.4        $(6.7)         $5,342.2
                                           ======== ============= =========== ================== ============ ================

See accompanying notes.

6

                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                 For the year ended December 31,
                                                             2001             2000              1999
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Operating activities
Net income............................................    $    367.1         $   641.6        $   809.7
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Cumulative effect of accounting change,
       net of related income taxes....................          10.7               -                -
     Amortization of deferred policy acquisition
       costs..........................................         157.6             238.6            173.7
     Additions to deferred policy acquisition costs...        (249.0)           (263.6)          (253.8)
     Accrued investment income........................         (66.8)            (59.0)           (37.0)
     Premiums due and other receivables...............         (79.7)            (51.9)            84.6
     Contractholder and policyholder liabilities
       and dividends..................................       1,669.7           1,456.5          1,650.6
     Current and deferred income taxes................          62.2             127.9             45.8
     Net realized capital gains.......................         492.7            (151.8)          (456.6)
     Depreciation and amortization expense............          95.3              97.0             98.8
     Amortization and impairment/recovery of
       mortgage servicing rights......................         408.7             157.3             94.4
     Other............................................         819.5             495.0            (18.2)
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net adjustments.......................................       3,320.9           2,046.0          1,382.3
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash provided by operating activities.............       3,688.0           2,687.6          2,192.0

Investing activities Available-for-sale securities:
   Purchases..........................................     (12,075.3)        (12,932.5)       (11,510.2)
   Sales..............................................       6,427.7           7,312.8          6,947.1
   Maturities.........................................       2,501.2           2,665.3          2,599.2
Net cash flows from trading securities................         (17.0)              -                -
Mortgage loans acquired or originated.................     (40,430.2)        (10,471.3)       (16,594.6)
Mortgage loans sold or repaid.........................      40,895.8          12,026.8         16,361.5
Net change in mortgage servicing rights...............           -                 -                -
Purchases of mortgage servicing rights................        (968.4)           (235.9)          (336.7)
Proceeds from sale of mortgage servicing rights.......          31.5              53.0             29.2
Real estate acquired..................................        (290.0)           (324.3)          (449.7)
Real estate sold......................................         803.8             795.8            869.8
Net change in property and equipment..................         (86.6)            (71.5)           (61.8)
Net proceeds (disbursements) from sales of
   subsidiaries.......................................         (14.8)              -               41.7
Purchases of interest in subsidiaries,  net of cash
   acquired...........................................          (8.4)              -              (12.8)
Net change in other investments.......................        (198.6)            (95.5)            24.2
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash used in investing activities.................      (3,429.3)         (1,277.3)        (2,093.1)

                        Principal Life Insurance Company


                                                                 For the year ended December 31,
                                                             2001             2000              1999
                                                       ----------------- ----------------   -----------------
                                                                          (in millions)
Financing activities
Payments to eligible policyholders under Principal
   Mutual Holding Company's plan of conversion.......      $(1,177.5)      $       -        $       -
Issuance of debt.....................................          149.2             230.4            203.5
Principal repayments of debt.........................         (203.9)           (119.9)           (40.2)
Proceeds of short-term borrowings....................           38.5           1,373.4          4,952.4
Repayment of short-term borrowings...................            -              (346.8)        (4,895.7)
Contribution received from parent....................        1,689.7               -                -
Dividends paid to parent.............................         (498.9)           (345.5)          (354.5)
Investment contract deposits.........................        5,054.9           3,982.6          5,325.4
Investment contract withdrawals......................       (6,075.1)         (5,011.3)        (5,081.7)
                                                       ----------------- ----------------   -----------------
                                                       ----------------- ----------------   -----------------
Net cash provided by (used in) financing activities..       (1,023.1)           (237.1)           109.2
                                                       ----------------- ----------------   -----------------

Net increase (decrease) in cash and cash equivalents.         (764.4)          1,173.2            208.1

Cash and cash equivalents at beginning of year.......        1,842.1             668.9            460.8
                                                       ----------------- ----------------   -----------------
                                                       ----------------- ----------------   -----------------
Cash and cash equivalents at end of year.............      $ 1,077.7          $1,842.1        $   668.9
                                                       ================= ================   =================
                                                       ================= ================   =================

Schedule of noncash transactions
Policy credits to eligible policyholders under
   Principal Mutual Holding Company's plan of
   conversion........................................     $    472.6
                                                       =================
                                                       =================
Reclassification of stockholder's equity in
   connection with Principal Mutual Holding Company's
   plan of conversion................................       $3,287.2
                                                       =================
                                                       =================
Dividend of net remaining noncash assets and
   liabilities of subsidiary - Principal
   International, Inc. to Principal Financial
   Services, Inc. on
   April 1, 2001.....................................     $   (136.3)
                                                       =================
                                                       =================
Net transfer of noncash assets and liabilities to an
   unconsolidated limited liability company in
   exchange for a minority interest..................                     $  (255.0)
                                                                         ================
                                                                         ================
Dividend of net noncash assets and liabilities of
   subsidiaries - Principal International de Chile,
   S.A. and Principal Compania de Seguros de Vida
   Chile, S.A. to Principal Financial Services, Inc.
   on September 28, 2000.............................                     $  (170.6)
                                                                         ================
                                                                         ================
Dividend of net noncash assets and liabilities of
   Princor Financial Services Corporation to
   Principal Financial Services, Inc. on April 1, 1999                                      $    (12.0)
                                                                                            =================

See accompanying notes.

                        Principal Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2001

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company and its consolidated subsidiaries ("the Company") is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. In addition, the Company offers residential mortgage loan origination and servicing in the U.S.

Reorganization

Under the terms of Principal Mutual Holding Company's Plan of Conversion, effective October 26, 2001 (the "Date of Demutualization"), Principal Mutual Holding Company, the Company's ultimate parent, converted from a mutual insurance holding company ("MIHC") to a stock company, and Principal Financial Group, Inc. ("PFG"), a new Delaware business corporation, completed its initial public offering ("IPO"). All policyholder membership interests in Principal Mutual Holding Company were extinguished on that date and eligible policyholders of the MIHC received, in aggregate, 260.8 million shares of common stock, $1,177.5 million of cash and $472.6 million of policy credits as compensation.

After giving effect to the reorganization resulting from the demutualization, the Company is now a direct wholly-owned subsidiary of Principal Financial Services, Inc. ("PFSI"), which in turn is a direct wholly-owned subsidiary of PFG.

In PFG's IPO, 100.0 million shares of common stock were issued at a price of $18.50 per share. Net proceeds from the IPO were $1,753.9 million, of which $64.2 million was retained by PFG, and $1,689.7 million was contributed to the Company to reimburse for cash, policy credits and demutualization expenses, which were $18.6 million and $7.2 million, net of income taxes, in 2001 and 2000, respectively.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with accounting principles generally accepted in the U.S. ("U.S. GAAP"). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Total assets of the unconsolidated entities amounted to $3,769.1 million at December 31, 2001, and $2,234.9 million at December 31, 2000. Total revenues of the unconsolidated entities were $2,650.2 million, $2,127.9 million and $1,971.5 million in 2001, 2000 and 1999, respectively. During 2001, 2000 and 1999, the Company included $46.1 million, $31.4 million and $107.7 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities. The unconsolidated entities primarily include the Company's 23% interest in Coventry Health Care, Inc. and minority interests in domestic joint ventures and partnerships. The Company's net investment in these Companies at December 31, 2001 and 2000, was $126.2 million and $109.2 million, respectively.

                        Principal Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

Closed Block

At the time the MIHC structure was created in 1998, the Company formed and began operating a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force on that date. See Note 7 for further details regarding the Closed Block.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Accounting Changes

In June 1998, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). In June 1999, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 was issued deferring the effective date of SFAS 133 by one year, to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. 133, which amended the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities.

As amended, SFAS 133 requires, among other things, that all derivatives be recognized in the consolidated statement of financial position as either assets or liabilities that are measured at fair value. SFAS 133 also establishes special accounting for qualifying hedges, which allows for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. Changes in the fair value of a derivative qualifying as a hedge are recognized in earnings or directly in stockholder's equity depending on the instrument's intended use. For derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, changes in fair value are required to be recognized in earnings in the period of change.

At January 1, 2001, the Company's consolidated financial statements were adjusted to record a cumulative effect of adopting SFAS 133, as follows (in millions):

                                                                                       Accumulated other
                                                                        Net           comprehensive income
                                                                       income               (loss)
                                                                  ------------------ ----------------------
   Adjustment to fair value of derivative contracts (1).........        $(16.4)               $(15.8)
   Income tax impact............................................           5.7                   1.6
                                                                  ------------------ ----------------------
                                                                  ------------------ ----------------------
   Total........................................................        $(10.7)               $(14.2)
                                                                  ================== ======================
------------------

   (1) Amount presented is net of adjustment to hedged item.

SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140") was issued in September 2000 and was effective for transfers, servicings and extinguishments occurring after March 31, 2001. SFAS 140 replaced SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 125"). Although SFAS 140 clarified or amended various aspects of SFAS 125, most of the fundamental concepts from SFAS 125 were brought forward without modification. The Company adopted SFAS 140 on April 1, 2001, and modified its securitization trust agreements to meet the new requirements to enable it to continue recognizing transfers of certain financial instruments as sales. As a result, the adoption of SFAS 140 did not have a significant impact on the Company's consolidated financial statements.

In July 2000, the Emerging Issues Task Force ("EITF") reached consensus on Issue 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This Issue requires an enterprise that invests in certain mortgage-backed and asset-backed securities to record changes in their estimated yield on a prospective basis and provides additional guidance in assessing these securities for other than temporary declines in value. The Company adopted EITF 99-20 on April 1, 2001. Since adoption, the Company recognized $28.7 million of realized capital losses related to other than temporary impairments on its asset-backed securities.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

In accordance with the provisions of SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities, and redeemable preferred stock. The Company classifies its fixed maturity securities as either available-for-sale or trading and, accordingly, carries them at fair value. (See
Note 15 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes. Unrealized gains and losses related to trading securities are reflected in net realized capital gains and losses. The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported as a component of net realized capital gains and losses. For loan-backed and structured securities, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Equity securities include common stock and non-redeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported as a component of net realized capital gains and losses. Equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 15 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures is the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. The Company recognizes impairment losses for its properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported as net realized capital losses.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as net realized capital gains (losses). The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. The Company has residential mortgage loans held for sale in the amount of $294.9 million and $84.8 million and commercial mortgage loans held for sale in the amount of $493.5 million and $520.9 million at December 31, 2001 and 2000, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported as net realized capital gains and losses. Unrealized gains and losses on derivatives within the Company's mortgage banking segment are reported as either operating expenses or fees and other revenues depending on the nature of the hedge and are excluded from net realized capital gains and losses. Investment gains and losses on sales of certain real estate held-for-sale are reported as net investment income and are also excluded from net realized capital gains and losses.

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

The Company sells commercial mortgage loans to an unconsolidated trust which then issues mortgage-backed securities. The Company may retain interests in the loans by purchasing portions of the securities from the issuance. Gain or loss on the sales of the mortgages depends in part on the previous carrying amounts of the financial assets involved in the transfer, which is allocated between the assets sold and the retained interests based on their relative fair value at the date of transfer. Fair values are determined by quoted market prices of external buyers of each class of security purchased. The retained interests are thereafter carried at fair value with other fixed maturity investments.

The Company also sells residential mortgage loans and retains servicing rights which are retained interests in the sold loans. Gain or loss on the sales of the loans depends in part on the previous carrying amounts of the financial assets sold and the retained interests based on their relative fair values at the date of the transfer. To obtain fair values, quoted market prices are used if available. However, quotes are generally not available for retained interests, so the Company estimates fair value based on the present value of the future expected cash flows using management's best estimates of the key assumptions - prepayment speeds and option adjusted spreads commensurate with the risks involved.

Derivatives

As a result of SFAS 133, all derivatives are recognized as either assets or liabilities in the statement of financial position and measured at fair value. If certain conditions are met, a derivative may be specifically designated as one of the following:

     (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;

     (b) a hedge of the exposure to variable cash flows of a forecasted transaction; or

     (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction.

The Company's accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation as described above and is determined when the derivative contract is entered into. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce the Company's exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

For derivatives hedging the exposure to changes in fair value of a recognized asset or liability, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows, the effective portion of the derivative's change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change. In addition, if the hedged items are sold, terminated or matured, the changes in value of the derivatives are also included in net income.

The Company currently does not hedge the foreign currency exposure of a net investment in a foreign operation.

For derivatives hedging the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the foreign currency exposure of a foreign-currency-denominated forecasted transaction, the change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in earnings in the period of change.

Prior to the January 1, 2001, adoption of FAS 133, the Company used futures contracts, mortgage-backed securities forwards, interest rate and principal only swap and floor agreements, options on futures contracts and currency rate swap agreements to hedge and manage its exposure to changes in interest rate levels and foreign exchange rate fluctuations, and to manage duration mismatch of assets and liabilities. Futures contracts were marked-to-market and settled daily with the net gain or loss at expiration or termination of the contracts recorded in realized capital gains and losses. Outstanding mortgage-backed forwards were reported as commitments and upon settlement, the net gain or loss was reported in realized capital gains and losses. For interest rate and currency swaps held by the Company, the net amounts paid or received and net amounts accrued through the end of the accounting period were included in net investment income. Any discounts or premiums related to these instruments were amortized to net investment income over the life of the contract. Gains or losses on contracts terminated early were recognized immediately in realized capital gains and losses. Unrealized gains or losses on interest rate swap contracts and currency swaps were not recognized in income. The Company primarily utilized interest rate floors, futures and options on futures contracts, and interest rate and principal only swaps in hedging its portfolio of mortgage servicing rights. The realized and unrealized gains and losses on servicing derivatives accounted for as effective hedges were considered in the periodic assessment of mortgage servicing rights impairment. The realized and unrealized gains and losses on servicing derivatives not considered effective hedges were recorded in the Company's results of operations. The Company managed interest rate risk on its mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over the counter options on mortgage-backed securities, futures contracts and options on treasury futures contracts. The unrealized gains and losses on these derivatives were included in the lower of cost or market calculation of mortgage loans held for sale.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 36%, 34% and 34% of the Company's life insurance in force and 80%, 80% and 78% of the number of life insurance policies in force at December 31, 2001, 2000 and 1999, respectively. Participating business represented approximately 76%, 64% and 63% of life insurance premiums for the years ended December 31, 2001, 2000 and 1999, respectively.

The amount of dividends to policyholders is approved annually by the Company's board of directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company. At the end of the reporting period, the Company establishes a dividend liability for the pro-rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits, and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life, annuity and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject the Company to risks arising from policyholder mortality or morbidity, and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed.

Fees and other revenues arising from the residential mortgage banking operations consist of revenues earned for servicing and originating residential mortgage loans as well as marketing other products to servicing portfolio customers. Net revenues are also recognized upon the sale of residential mortgage loans and residential mortgage loan servicing rights and are recorded in fees and other revenues and determined using the specific identification basis. Servicing revenues are recognized as the mortgage loan is serviced over the life of the mortgage loan. Mortgage loans originated are sold in the secondary mortgage markets, shortly after origination. As a result, mortgage loan origination fee revenues are recognized when the mortgage loans are sold. Fee revenues received for marketing other products to servicing portfolio customers are recognized when the service is performed.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses and first-year bonus interest) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2001, 2000 and 1999, respectively, the Company had reinsured $15.6 billion, $13.2 billion, and $10.2 billion of life insurance in force, representing 12%, 9% and 7% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, the Company evaluates the financial condition of its reinsurers and continually monitors concentrations of credit risk.

The effect of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves is as follows (in millions):

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Premiums and other considerations:
     Direct......................................        $3,999.8           $4,074.8           $3,990.0
     Assumed.....................................            56.0               24.6                4.1
     Ceded.......................................          (260.1)            (170.1)             (56.5)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Net premiums and other considerations.........        $ 3,795.7          $3,929.3           $3,937.6
                                                   ================== ================== ==================

   Benefits, claims and settlement expenses:
     Direct......................................        $5,308.2           $5,302.6           $5,296.1
     Assumed.....................................             7.4                1.9               (1.3)
     Ceded.......................................          (223.2)            (157.4)             (33.9)
                                                   ------------------ ------------------ ------------------
   Net benefits, claims and settlement expenses..        $5,092.4           $5,147.1           $5,260.9
                                                   ================== ================== ==================

Guaranty-Fund Assessments

Guaranty-fund assessments are accrued for anticipated assessments, which are estimated using data available from various industry sources that monitor the current status of open and closed insolvencies. The Company has also established an other asset for assessments expected to be recovered through future premium tax offsets.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the Separate Accounts are not reflected in the consolidated statements of operations.

At December 31, 2001, the Separate Accounts included a separate account valued at $1.3 billion which primarily included shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by the Company as part of the policy credits issued under the PFG demutualization. These shares are included in both basic and diluted earnings per share calculations. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statement of financial position. Activity of the separate account shares is reflected in both the separate account assets and separate account liabilities and does not impact the Company's results of operations.

Income Taxes

PFG files a U.S. consolidated income tax return that includes the Company and all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property and Equipment

Property and equipment includes home office properties, related leasehold improvements, purchased and internally developed software and other fixed assets. Property and equipment use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property and equipment are computed principally on the straight-line method over the estimated useful lives of the assets. Property and equipment and related accumulated depreciation are as follows (in millions):

                                              December 31,
                                            2001             2000
                                         ------------ ------------------
                                         ------------ ------------------

   Property and equipment................  $883.0           $846.3
   Accumulated depreciation..............  (402.4)          (375.1)
                                         ------------ ------------------
                                         ------------ ------------------
   Property and equipment, net...........  $480.6           $471.2
                                         ============ ==================

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the tangible net assets recorded in connection with acquisitions. These assets are amortized on a straight-line basis generally over 8 to 40 years. At December 31, 2001, the weighted-average amortization period for goodwill and other intangibles was 11.9 years and 5.2 years, respectively. The carrying amounts of goodwill and other intangibles are reviewed periodically for indicators of impairment in value, which in the view of management are other than temporary, including unexpected or adverse changes in the economic or competitive environments in which the Company operates and profitability analyses on the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill and other intangibles are impaired, the Company determines whether the sum of the estimated undiscounted future cash flows of the subsidiary are less than the carrying value. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

Goodwill and other intangibles, and related accumulated amortization, are as follows (in millions):

                                                     December 31,
                                                2001               2000
                                            ---------------- ------------------
                                            ---------------- ------------------

   Goodwill.................................   $  97.2               $102.7
   Other intangibles........................      15.4                 35.5
                                            ---------------- ------------------
                                                 112.6                138.2
   Accumulated amortization.................     (40.4)               (44.1)
                                            ---------------- ------------------
   Total goodwill and other
        intangibles, net....................   $  72.2              $  94.1
                                            ================ ==================

Effective January 1, 2002, the Company will adopt a non-amortization, impairment-only approach for goodwill and indefinite-lived intangible assets based on new accounting guidance issued in 2001 described later in Note 1.

Premiums Due and Other Receivables

Premiums due and other receivables include life and health insurance premiums due, reinsurance recoveries, guaranty funds receivable or on deposit, receivables from the sale of securities and other receivables.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage loan servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance. For purposes of performing its impairment evaluation, the Company stratifies the servicing portfolio on the basis of specified predominant risk characteristics, including loan type and note rate. A valuation model is used to determine the fair value of each stratum. Cash flows are calculated using an internal prepayment model and discounted at a spread to London Inter-Bank Offer Rates. External valuations are obtained for comparison purposes.

Activity in the valuation allowance for mortgage loan servicing rights is summarized as follows (in millions):

                                                                   For the year ended December 31,
                                                                2001             2000            1999
                                                           ---------------  --------------- ---------------
                                                           ---------------  --------------- ---------------

   Balance at beginning of year...........................    $    2.3            $2.9            $56.1
   Impairments............................................       196.0             1.1              1.7
   Recoveries.............................................        (0.2)           (1.7)           (54.9)
                                                           ---------------  --------------- ---------------
                                                           ---------------  --------------- ---------------
   Balance at end of year.................................      $198.1            $2.3             $2.9
                                                           ===============  =============== ===============

During 2001, impairments reflect the results of increased mortgage loan prepayments due to the continued reduction in market interest rates during the year.

Other Assets

Other assets are reported primarily at cost.

Reclassifications

Reclassifications have been made to the 1999 and 2000 consolidated financial statements to conform to the 2001 presentation.

Accounting Pronouncements Pending Adoption

In August 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). This Statement supersedes SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and amends Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("Opinion 30"), establishing a single accounting model for the disposal of long-lived assets. SFAS 144 generally retains the basic provisions of existing guidance, but broadens the presentation of any discontinued operations to include a component of an entity (rather than a segment of a business as defined in Opinion 30). The provisions of SFAS 144 are effective for fiscal years beginning after December 15, 2001, and are not expected to have a significant impact on the Company's consolidated financial statements.

In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. SFAS 141 also includes guidance on the initial recognition and measurement of goodwill and other intangible assets arising from business combinations completed after June 30, 2001. SFAS 142, effective January 1, 2002, prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite useful lives will continue to be amortized over their estimated useful lives. In 2001, the Company's amortization expense for goodwill and intangible assets was $7.8 million, of which $4.9 million will not continue after January 1, 2002. Additionally, SFAS 142 requires that goodwill and indefinite-lived intangible assets be reviewed for impairment at least annually. This includes a more stringent impairment test methodology (fair value based on discounted cash flows) for measuring and recognizing impairment losses. The Company has estimated that the impairment amount resulting from the adoption of SFAS 142 on January 1, 2002, will not have a material effect on the Company's consolidated financial statements.

2. Related Party Transactions

The Company has entered into various related party transactions with its parent and the parent's other affiliates. During the years ended December 31, 2001, 2000 and 1999, the Company incurred $70.5 million, $55.8 million and $32.6 million, respectively, of expense reimbursements from affiliated entities. During 2001, the Company received a capital contribution of $1,689.7 million for reimbursement from its parent for the payments and costs related to Principal Mutual Holding Company's demutualization. During 2001, the Company was also reimbursed $16.0 million for expenses paid related to PFG's initial public offering.

The Company and its direct parent, PFSI, are parties to a cash advance agreement, which allows those entities to pool their available cash in order to more efficiently and effectively invest their cash. The cash advance agreement allows (i) the Company to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day "AA" Financial Commercial Paper Discount Rate published by the Federal Reserve (the "Internal Crediting Rate"); and (ii) PFSI to advance cash to the Company in aggregate principal amounts not to exceed $250.0 million, with such advance amounts earning interest at the Internal Crediting Rate plus 5 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, the Company had a receivable from PFSI of $584.5 million and $843.6 million at December 31, 2001 and 2000, respectively. Interest earned by the Company was $30.7 million and $11.3 million during 2001 and 2000, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, the Company guarantees certain payments of its subsidiaries and has agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial as to the Company's business, financial condition and results of operations.

3. Mergers, Acquisitions, and Divestitures

Mergers and Acquisitions

During the past three years, the Company has acquired a number of businesses, all of which were recorded using the purchase method of accounting. Accordingly, the results of operations of the acquired companies have been included in the consolidated results from their respective acquisition dates.

The Company made various acquisitions during 2001 at purchase prices aggregating $9.2 million. Such acquired companies had total assets at December 31, 2001, and total 2001 revenue of $10.8 million and $3.7 million, respectively.

During 1999, various other acquisitions were made by the Company at purchase prices aggregating $13.5 million. Such acquired companies had total assets of $17.0 million at December 31, 1999, and total revenue of $11.6 million during 1999.

Divestitures

On November 30, 2001, the Company announced it had entered into an agreement to sell its remaining stake of approximately 15.0 million shares of Coventry Health Care, Inc. common stock. The transaction was completed in the first quarter of 2002 (see Note 19 for details of the transaction). Effective April 1, 1998, the Company transferred substantially all of its managed care operations to Coventry Corporation in exchange for a non-majority ownership position in the resulting entity, Coventry Health Care, Inc. In September 2000, the Company sold a portion of its equity ownership position, which reduced its ownership to approximately 25% and resulted in a realized capital gain of $13.9 million, net of tax. The investment in Coventry Health Care, Inc. was $146.0 million and $122.9 million at December 31, 2001 and 2000, respectively.

On September 25, 2001, the Company disposed of all the stock of PT Asuransi Jiwa Principal Indonesia, a subsidiary in Indonesia. The Company currently has no business operations in Indonesia. Total assets of the Company's operations in Indonesia as of June 30, 2001, were $3.4 million. The Company included nominal revenues and net loss from operations in Indonesia in the consolidated results of operations for the years ended December 31, 2000 and 1999.

On April 1, 2001, the Company paid a dividend of $176.2 million to its parent, PFSI, consisting of the outstanding capital stock of Principal International, Inc. and Principal International, Inc.'s subsidiaries.

On February 15, 2001, the Company disposed of all the stock of Principal International Espana, S.A. de Seguros de Vida, a subsidiary in Spain, for nominal proceeds, resulting in a net realized capital loss of $38.4 million, ceasing the business operations in Spain. Total assets of the operations in Spain as of December 31, 2000, were $222.7 million. The Company included revenues of $49.4 million and $51.7 million in the results of operations for the years ended December 31, 2000 and 1999, respectively. The Company included a net loss of $1.2 million and net income of $0.9 million in the results of operations for the years ended December 31, 2000 and 1999, respectively.

On August 24, 2000, the Company paid a dividend of $171.3 million to its parent, PFSI, consisting of the outstanding capital stock of Principal International de Chile, S.A. and Principal Compania de Seguros de Vida Chile, S.A.

Beginning January 1, 2000, the Company ceased new sales of Medicare supplement insurance and effective July 1, 2000, the Company entered into a reinsurance agreement to reinsure 100% of the Medicare supplement insurance block of business. Medicare supplement insurance premiums were $98.4 million for the six months ended June 30, 2000, and $164.6 million for the year ended December 31, 1999.

4. Investments

Fixed Maturities and Equity Securities

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2001 and 2000, are summarized as follows (in millions):

                                                              Gross            Gross
                                                           unrealized       unrealized          Fair
                                             Cost             gains           losses            value
                                        ---------------- ---------------- ---------------- ----------------
                                        ---------------- ---------------- ---------------- ----------------
   December 31, 2001 Fixed maturities:
     U.S. Government and agencies.....    $       15.1     $       0.1        $    0.1       $       15.1
     Foreign governments..............           555.5            49.3             1.3              603.5
     States and political subdivisions           302.1            20.2             4.7              317.6
     Corporate - public...............        12,695.2           504.0           160.5           13,038.7
     Corporate - private..............         8,967.0           325.0           123.5            9,168.5
     Mortgage-backed and other
       asset-backed securities........         5,642.5           247.6            26.1            5,864.0
                                        ---------------- ---------------- ---------------- ----------------
                                        ---------------- ---------------- ---------------- ----------------
   Total fixed maturities.............       $28,177.4        $1,146.2          $316.2          $29,007.4
                                        ================ ================ ================ ================
                                        ================ ================ ================ ================
   Total equity securities............     $     860.6      $     15.2         $  77.1        $     798.7
                                        ================ ================ ================ ================
                                        ================ ================ ================ ================

   December 31, 2000 Fixed maturities:
     U.S. Government and agencies.....    $       23.2     $       0.1        $    0.2       $       23.1
     Foreign governments..............           692.8            25.0             5.3              712.5
     States and political subdivisions           287.4            12.5             4.2              295.7
     Corporate - public...............         8,795.2           216.5           129.3            8,882.4
     Corporate - private..............         9,807.6           208.9           206.0            9,810.5
     Mortgage-backed and other
       asset-backed securities........         6,244.2           208.0            34.3            6,417.9
                                        ---------------- ---------------- ---------------- ----------------
   Total fixed maturities.............       $25,850.4         $ 671.0          $379.3          $26,142.1
                                        ================ ================ ================ ================
   Total equity securities............     $     773.9       $   190.6          $254.2        $     710.3
                                        ================ ================ ================ ================

The cost and fair value of fixed maturities available-for-sale at December 31, 2001, by expected maturity, were as follows (in millions):

                                                                            Cost            Fair value
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------

   Due in one year or less..........................................     $  1,358.2          $  1,367.3
   Due after one year through five years............................       10,481.7            10,812.4
   Due after five years through ten years...........................        5,535.7             5,722.0
   Due after ten years..............................................        5,159.3             5,241.7
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
                                                                          22,534.9             23,143.4
   Mortgage-backed and other asset-backed securities................        5,642.5             5,864.0
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
   Total............................................................      $28,177.4           $29,007.4
                                                                     =================== ==================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. The Company monitors the restrictive bond covenants which are intended to regulate the activities of issuers and control their leveraging capabilities.

Net Investment Income

Major categories of net investment income are summarized as follows (in millions):

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Fixed maturities, available-for-sale..........        $2,120.8           $1,856.5           $1,711.1
   Equity securities, available-for-sale.........            27.6               72.5               46.1
   Mortgage loans................................           855.7            1,005.0            1,111.1
   Real estate...................................           177.5              171.0              187.5
   Policy loans..................................            57.5               55.1               50.2
   Cash and cash equivalents.....................            58.3               69.9               20.9
   Other.........................................            44.2               38.3               43.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
                                                          3,341.6            3,268.3            3,170.2
   Less investment expenses......................          (130.9)            (152.8)            (124.4)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Net investment income.........................        $3,210.7           $3,115.5           $3,045.8
                                                   ================== ================== ==================

Net Realized Capital Gains and Losses

The major components of net realized capital gains (losses) on investments are summarized as follows (in millions):

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Fixed maturities, available-for-sale:
     Gross gains.................................       $   69.6             $  28.9            $  31.2
     Gross losses................................         (380.4)             (155.0)            (125.4)
   Fixed maturities, trading:
     Gross gains.................................            0.9                 -                  -
     Gross losses................................           (0.1)                -                  -
   Equity securities, available-for-sale:
     Gross gains.................................            5.7                84.2              408.7
     Gross losses................................          (76.1)               (3.9)             (25.7)
   Mortgage loans................................           10.6                 8.6               (8.9)
   Real estate...................................          (19.0)               82.3               56.4
   Other, including unrealized derivative gains
     (losses)....................................         (103.9)              106.7              120.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Net realized capital gains (losses)...........        $(492.7)             $151.8             $456.6
                                                   ================== ================== ==================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $5.4 billion, $5.5 billion and $5.5 billion in 2001, 2000 and 1999, respectively. Of the 2001, 2000 and 1999 proceeds, $1.6 billion, $2.6 billion and $3.8 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $22.5 million, $2.0 million and $2.1 million and gross losses of $5.0 million, $40.1 million and $60.3 million in 2001, 2000 and 1999, respectively, were realized on sales of mortgage-backed securities.

The Company recognizes impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Realized losses related to other than temporary impairments were $227.4 million and $6.1 million in 2001 and 2000, respectively. There were no other than temporary impairments in 1999.

In December 2001, Enron Corp., along with certain of its subsidiaries, filed voluntary petitions for Chapter 11 reorganization with the U.S. Bankruptcy Court. Included in the $227.4 million of realized losses in 2001 for other than temporary impairments, $71.9 million related to the Company's exposure to Enron Corp. and Enron related entities. Also included in net realized capital gains and losses in 2001 was $65.8 million related to the sale of Enron investments. As of December 31, 2001, the remaining carrying amount of the Company's investment in Enron Corp. and Enron related entities was $45.5 million.

On September 11, 2001, terrorist attacks in the U.S. resulted in significant loss of life and property, as well as interruption of business activities and an overall disruption of the world economy. Some of the assets in the Company's investment portfolio may be adversely affected by further declines in the securities markets and economic activity caused by the terrorist attacks and heightened security measures.

On December 31, 2001, the Company held corporate fixed maturity securities in the following sectors impacted most significantly by the September 11, 2001 terrorist attacks (carrying amounts noted in parenthesis): airlines ($245.9 million in public debt and $208.3 million in private debt), comprised mostly of equipment trust certificate transactions secured by aircraft; airline manufacturers and equipment providers ($239.0 million), comprised of public and private unsecured debt; property and casualty insurance companies ($28.9 million), comprised of public unsecured debt; and hotels and gaming companies ($168.9 million), comprised of public and private debt secured by hotel properties. As of December 31, 2001, the Company has not recognized any related other-than-temporary impairment of these assets.

Net Unrealized Gains and Losses

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes.

The cumulative amount of net unrealized gains and losses on available-for-sale securities is as follows (in millions):

                                                                                    December 31,
                                                                                2001             2000
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------

     Net unrealized gains on fixed maturities, available-for-sale (1)....       $827.2            $284.3
     Net unrealized losses on equity securities, available-for-sale,
       including seed money in separate accounts.........................        (60.9)            (57.2)
     Adjustments for assumed changes in amortization patterns:
       Deferred policy acquisition costs.................................       (104.6)            (43.2)
       Unearned revenue reserves.........................................          7.2               2.9
     Net unrealized losses on derivative instruments.....................        (89.5)             (6.7)
     Provision for deferred income taxes.................................       (202.0)            (59.0)
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
     Net unrealized gains on available-for-sale securities...............       $377.4            $121.1
                                                                          ================= ================

     (1)  Excludes  net   unrealized   gains   (losses)  on  fixed   maturities,
          available-for-sale included in fair value hedging relationships.

Commercial Mortgage Loans

Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2001 and 2000, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows (dollars in millions):

                                                                  December 31,
                                                     2001                              2000
                                       --------------------------------------------------------------------
                                        Carrying              Percent      Carrying             Percent
                                         amount               of total      amount             of total
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
   Geographic distribution
   New England........................    $   327.4            3.4%        $     495.9           4.6%
   Middle Atlantic....................      1,606.3           16.5             1,664.9          15.5
   East North Central.................        930.1            9.5             1,006.2           9.3
   West North Central.................        397.8            4.1               439.9           4.1
   South Atlantic.....................      2,403.0           24.7             2,630.5          24.4
   East South Central.................        338.5            3.5               384.5           3.6
   West South Central.................        769.0            7.9               886.4           8.2
   Mountain...........................        637.7            6.5               600.2           5.6
   Pacific............................      2,421.3           24.8             2,774.8          25.7
   Valuation allowance................        (90.7)          (0.9)             (108.0)         (1.0)
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
   Total..............................     $9,740.4          100.0%          $10,775.3         100.0%
                                       ====================================================================
                                       --------------------------------------------------------------------


                                                                  December 31,
                                                     2001                              2000
                                       --------------------------------------------------------------------
                                       ----------------------------------
                                       Carrying amount      Percent      Carrying amount      Percent
                                                            of total                          of total
                                       --------------------------------------------------------------------
   Property type distribution
   Office.............................     $3,252.5           33.4%         $  3,273.5          30.4%
   Retail.............................      3,106.5           31.9             3,612.7          33.5
   Industrial.........................      2,948.9           30.3             3,381.6          31.4
   Apartments.........................        349.8            3.6               419.7           3.9
   Hotel..............................         61.6            0.6                65.6           0.6
   Mixed use/other....................        111.8            1.1               130.2           1.2
   Valuation allowance................        (90.7)          (0.9)             (108.0)         (1.0)
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
   Total..............................     $9,740.4           100.0%         $10,775.3           100.0%
                                       ====================================================================

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as a net realized capital loss.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses, and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.

A summary of the changes in the commercial and residential mortgage loan allowance for losses is as follows (in millions):

                                                                        December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

   Balance at beginning of year..................         $110.4             $117.8             $113.0
   Provision for losses..........................           11.2                5.4                9.2
   Releases due to write-downs, sales and
     foreclosures................................          (29.3)             (12.8)              (4.4)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Balance at end of year........................          $92.3             $110.4             $117.8
                                                   ================== ================== ==================

Residential Mortgage Banking Activities

The Company was servicing approximately 741,000 and 582,000 residential mortgage loans with aggregate principal balances of approximately $80,530.5 million and $55,987.4 million at December 31, 2001 and 2000, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $508.9 million and $343.8 million at December 31, 2001 and 2000, respectively. As of December 31, 2001, $457.1 million of the funds held in trust were held in the Company's banking subsidiary. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.

In June 2000, the Company, through its mortgage banking segment, created a special purpose bankruptcy remote entity, Principal Residential Mortgage Capital Resources, LLC ("PRMCR"), to provide an off-balance sheet source of funding for the Company's residential mortgage loan production. The Company sells eligible residential mortgage loans to PRMCR, where they are warehoused until sold to the final investor. The Company sold $38.0 billion and $5.3 billion in mortgage loans to PRMCR in 2001 and 2000, respectively. The maximum amount of mortgage loans, which can be warehoused in PRMCR, has increased from $1.0 billion at inception to $4.0 billion as of December 31, 2001. PRMCR held $3.0 billion in mortgage loans held for sale as of December 31, 2001. The portfolio of loans held for sale by PRMCR must meet portfolio criteria, eligibility representations, and portfolio aging limitations. Based on these eligibility representations, the Company is required to repurchase ineligible loans from PRMCR.

PRMCR is capitalized by equity certificates owned by third party investors not affiliated with the Company or its affiliates, directors or officers and thus, is not consolidated with the Company. The equity holders bear the risk of loss on defaulted mortgages. At December 31, 2001, PRMCR had outstanding equity certificates of $193.0 million. PRMCR also issues short-term secured liquidity notes as well as medium term notes to provide funds for its purchase of mortgage loans from the Company. At December 31, 2001, PRMCR had outstanding secured liquidity notes of $1.3 billion, three-year fixed term notes of $800.0 million and five-year variable term notes of $800.0 million. All borrowings are collateralized by the assets of PRMCR.

The Company paid a commitment fee to PRMCR based on the overall warehouse limit. PRMCR used a portion of the fee to fund a cash collateral account maintained at PRMCR. These funds are available as additional collateral to cover credit related losses on defaulted loans. The balance in the account was $24.0 million at December 31, 2001. Any remaining amounts in the cash collateral account will be returned to the Company upon the termination of PRMCR. This right to the return of the cash collateral amount is reflected in other assets on the Company's consolidated statements of financial position.

The Company maintains a right to the servicing of the mortgage loans held by PRMCR and upon the sale of the majority of the mortgage loans to the final investors. In addition, the Company performs certain secondary marketing, accounting and various administrative functions on behalf of PRMCR. As servicer, the Company receives a monthly servicing fee, and may receive an excess servicing fee if funds are available within PRMCR. Additionally, as servicer the Company is required to advance to PRMCR those payments due from borrowers, but not received, as of specified cut-off dates. The Company received $12.6 million and $2.2 million in servicing fees from PRMCR in 2001 and 2000, respectively.

In order to hedge interest rate risk and non-credit related market value risk associated with its inventory of mortgage loans held for sale, PRMCR entered into swaps with counterparties not affiliated with the Company or PRMCR. The swap counterparties are required to maintain certain minimum ratings as approved by the rating agencies. Through a separate swap agreement with the swap counterparties that mirror the original swaps with PRMCR, the non-credit related market value component is swapped back to the Company.

In October 2000, the Company, through its mortgage banking segment, created a wholly-owned, unconsolidated qualifying special purpose entity, Principal Residential Mortgage Funding, LLC ("PRMF"), to provide an off-balance sheet source of funding for up to $250.0 million of qualifying delinquent mortgage loans. The limit was increased to $357.0 million in December 2001. The Company sells qualifying delinquent loans to PRMF which then transfers the loans to Principal Residential Mortgage EBO Trust ("Trust"), an unaffiliated Delaware business trust. The Trust funds its acquisitions of the mortgage loans by selling participation certificates, representing an undivided interest in the Trust, to commercial paper conduit purchasers, who are not affiliated with the Company or any of its affiliates, directors or officers. At December 31, 2001, PRMF held $273.5 million in mortgage loans and had outstanding participation certificates of $256.9 million.

Mortgage loans typically remain in the Trust until they are processed through the foreclosure claim process, are paid-off or reinstate. Loans that reinstate are no longer eligible to remain in the Trust and are required to be removed by the Company at fair market value at the monthly settlement date following reinstatement.

The Company is retained as the servicer of the mortgage loans and also performs accounting and various administrative functions on behalf of PRMF, in its capacity as the managing member of PRMF. As the servicer, the Company receives a servicing fee pursuant to the pooling and servicing agreement. The Company may also receive a successful servicing fee only after all other conditions in the monthly cash flow distribution are met. At December 31, 2001, the Company's residual interest in such cash flows was $21.5 million and was recorded in other investments on the Company's consolidated statements of financial position. The value of the residual interest was based on the net present value of expected cash flows from PRMF, as well as estimates of foreclosure losses associated with the related loans. The Company is required to advance funds for payment of interest on the participation certificates and other carrying costs, if sufficient cash is not available in the collection account to meet this obligation.

The Company and the Trust are parties to a cost of funds hedge agreement. The Company pays the weighted average cost of funds on the participation certificates plus fees and expenses and receives the indicated swap bid rate, subject to a cap.

Real Estate

Real estate holdings and related accumulated depreciation are as follows (in millions):

                                             December 31,
                                        2001               2000
                                      -------------- ------------------
                                      -------------- ------------------

   Investment real estate.............   $673.8           $   813.4
   Accumulated depreciation...........   (114.1)             (117.1)
                                      -------------- ------------------
                                          559.7               696.3
   Properties held for sale...........    390.8               695.4
                                      -------------- ------------------
   Real estate, net...................   $950.5            $1,391.7
                                      ============== ==================

Other Investments

Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $347.7 million and $612.1 million at December 31, 2001 and 2000, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $171.8 million and $71.5 million at December 31, 2001 and 2000, respectively.

5. Securitization Transactions

Commercial Mortgage Loans

The Company sells commercial mortgage loans in securitization transactions and retains primary servicing responsibilities and other interests. The Company receives annual servicing fees approximating 0.01 percent, which approximates cost. The investors and the securitization trusts have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interests is subject primarily to credit risk.

In 2001 and 2000, the Company recognized gains of $18.3 million and $0.7 million, respectively, on the securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative default rate between four and eight percent during 2001 and between five and eight percent during 2000. The assumed range of the loss severity, as a percentage of defaulted loans, was between 12 and 25 percent during 2001 and between 13 and 25 percent during 2000. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2001, the fair values of retained interests related to the securitizations of commercial mortgage loans were $170.5 million. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2001 as a result of these assumptions were not significant.

Residential Mortgage Loans

The Company sells residential mortgage loans and retains servicing responsibilities pursuant to the terms of the applicable servicing agreements. The Company receives annual servicing fees approximating 0.4 percent of the outstanding principal balances on the underlying loans. These sales are generally transacted on a non-recourse basis. The value of the servicing rights is subject to prepayment and interest rate risks on the transferred assets.

In 2001 and 2000, the Company recognized gains of $218.8 million and $9.4 million, respectively, on the sales of residential mortgage loans.

The key economic assumptions used in determining the fair value of mortgage servicing rights at the date of loan sale for sales completed in 2001 and 2000 were as follows:

                                             2001              2000
                                          ---------------------------------
                                          ---------------------------------

   Weighted average life (years)..........    7.84              6.87
   Weighted average prepayment speed......    9.48%            11.81%
   Yield to maturity discount rate........    7.45%            10.74%

Prepayment speed is the constant prepayment rate that results in the weighted average life disclosed above.

At December 31, 2001, key economic assumptions and the sensitivity of the current fair value of the mortgage servicing rights to immediate 10 and 20 percent adverse changes in those assumptions are as follows (dollars in millions):

   Fair value of mortgage servicing rights...................       $1,811.0
   Expected weighted average life (in years).................            6.8
   Prepayment speed..........................................           11.10%
   Decrease in fair value of 10% adverse change..............     $     67.3
   Decrease in fair value of 20% adverse change..............      $   128.9
   Yield to maturity discount rate...........................            8.86%
   Decrease in fair value of 10% adverse change..............      $   130.0
   Decrease in fair value of 20% adverse change..............      $   260.1

These sensitivities are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10% variation in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in fair value may not be linear. Also, in the above table, the effect of a variation in a particular assumption on the fair value of the servicing rights is calculated independently without changing any other assumption. In reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. For example, changes in prepayment speed estimates could result in changes in the discount rate.

Securitization Transactions Cash Flow

The table below summarizes cash flows for securitization transactions and cash flows received from and paid to securitization trusts (in millions):

                                                                    For the year ended December 31,
                                                                      2001                   2000
                                                              ---------------------- ----------------------
                                                              ---------------------- ----------------------
   Proceeds from new securitizations........................          $39,200.6              $9,624.5
   Servicing fees received..................................              307.8                 237.5
   Other cash flows received on retained interests..........               51.6                  29.4

6. Derivatives Held or Issued for Purposes Other Than Trading

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. The Company is also exposed to credit losses in the event of nonperformance of the counterparties. The Company's current credit exposure is limited to the value of derivatives that have become favorable to the Company. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits.

The Company's derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, the Company is permitted to set off its receivable from a counterparty against its payables to the same counterparty arising out of all included transactions.

The notional amounts and credit exposure of the Company's derivative financial instruments by type are as follows (in millions):

                                                                                 December 31,
                                                                               2001                2000
                                                                     ------------------  ------------------
   Notional amounts of derivative instruments with
     regard to U.S. operations
   Foreign currency swaps..........................................      $  3,426.9           $  2,745.0
   Interest rate floors............................................         3,400.0              2,450.0
   Interest rate swaps.............................................         2,857.5              2,391.5
   Mortgage-backed forwards and options............................         9,250.7              1,898.3
   Swaptions.......................................................         3,570.0                697.7
   Bond forwards...................................................           357.4                  -
   Interest rate lock commitments..................................         2,565.9                  -
   Call options....................................................            30.0                 30.0
   U.S. Treasury futures...........................................           186.6                183.2
   Currency forwards...............................................             -                   39.4
   Treasury rate guarantees........................................            88.0                 60.0
   Other...........................................................            25.0                  -
                                                                     ------------------  ------------------
                                                                     ------------------  ------------------
                                                                          $25,758.0            $10,495.1
                                                                     ==================  ==================
   Credit exposure of derivative instruments with
     regard to U.S. operations
   Foreign currency swaps...........................................   $       41.4          $      45.3
   Interest rate floors.............................................           13.2                 20.0
   Interest rate swaps..............................................           28.1                 14.1
   Mortgage-backed forwards and options.............................           41.7                  -
   Swaptions........................................................            8.7                 11.8
   Call options.....................................................            8.9                 12.3
   Currency forwards................................................            -                    5.5
   Other............................................................            0.1                  -
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
                                                                        $     142.1           $    109.0
                                                                     =================== ==================

The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of derivative instruments related to residential mortgage loan servicing rights is included in the basis of the derivatives. These derivatives are marked-to-market with the changes in market value reported in operating expenses on the consolidated statements of operations.

The fair value of the Company's derivative instruments, identified as hedges and classified as assets at December 31, 2001, was $283.1 million. Of this amount, the fair value of derivatives related to investment hedges was $100.8 million and was reported with other invested assets on the consolidated statement of financial position. The fair value of derivatives related to residential mortgage loan servicing rights and residential mortgage loans was $182.3 million and is reported with other assets on the consolidated statement of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2001, was $449.7 million and was reported with other liabilities on the consolidated statement of financial position.

Fair Value Hedges

The Company uses fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

The Company also enters into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

In 2001, the Company recognized a pre-tax net gain of $95.5 million relating to its fair value hedges. This includes a net gain of $151.7 million related to the ineffective portion of its fair value hedges of residential mortgage loan servicing rights and a net loss of $43.6 million related to the change in the value of the servicing hedges that was excluded from the assessment of hedge effectiveness. The net gain on servicing hedges was reported with operating expenses on the consolidated statement of operations. The net gain of $95.5 million also includes a net loss of $12.6 million related to the ineffective portion of the Company's investment hedges, which was reported with net realized capital gains (losses) on the consolidated statement of operations.

Cash Flow Hedges

The Company also utilizes floating-to-fixed rate interest rate swaps to match cash flows.

The Company enters into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

In 2001, the Company recognized a $11.2 million after-tax decrease in value related to cash flow hedges in accumulated other comprehensive income. During this time period, none of the Company's cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. The Company has not reclassified amounts from accumulated comprehensive income into earnings in the past twelve months, and it does not expect to reclassify any amounts in the next twelve months.

In most cases, zero hedge ineffectiveness for cash flow hedges is assumed because the derivative instrument was constructed such that all terms of the derivative match the hedged risk in the hedged item. As a result, the Company has recognized an immaterial amount in earnings due to cash flow hedge ineffectiveness.

The transition adjustment for the adoption of SFAS 133 resulted in a decrease to other comprehensive income of $36.9 million ($24.0 million after tax) representing the accumulation in other comprehensive income of the effective portion of the Company's cash flow hedges as of January 1, 2001. In 2001, $46.0 million ($29.9 million after tax) of loss representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges decreased accumulated other comprehensive income resulting in an ending balance of $(82.9) million ($(53.9) million after tax) at December 31, 2001.

Derivatives Not Designated as Hedging Instruments

The Company attempts to match the timing of when interest rates are committed on insurance products, residential mortgage loans and other new investments. However, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the Company uses mortgage-backed forwards, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts, options on Treasury futures, Treasury rate guarantees and interest rate floors to economically hedge anticipated transactions and to manage interest rate risk. Futures contracts are marked-to-market and settled daily, which minimizes the counterparty risk. Forward contracts are marked-to-market no less than quarterly. The Company's interest rate lock commitments on residential mortgage loans are also accounted for as derivatives.

Occasionally, the Company will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, the Company may sell an investment-type contract with attributes tied to market indices in which case the Company writes an equity call option to convert the overall contract into a fixed rate liability, essentially eliminating the equity component altogether.

Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. In 2001, gains of $68.3 million were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

7. Closed Block

In connection with the 1998 MIHC formation, the Company formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. The Company's assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held by the Company. The Company will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, the Company will be required to make such payments from its general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation is required to be established for earnings in the Closed Block that are not available to shareholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income). If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a policyholder dividend obligation. This policyholder dividend obligation represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2001, cumulative actual earnings, including consideration of net unrealized gains, has been less than cumulative expected earnings. Therefore, no policyholder dividend obligation has been recognized.

Closed Block liabilities and assets designated to the Closed Block are as follows:

                                                                           December 31,
                                                                  2001                      2000
                                                        ------------------------- -------------------------
                                                                          (in millions)
   Closed Block liabilities
   Future policy benefits and claims.................             $5,248.7                 $5,051.5
   Other policyholder funds..........................                 20.3                      4.8
   Policyholder dividends payable....................                376.6                    402.2
   Other liabilities.................................                 11.8                     22.6
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------
     Total Closed Block liabilities..................              5,657.4                  5,481.1

                                                                           December 31,
                                                                  2001                      2000
                                                        ------------------------- -------------------------
                                                                          (in millions)
   Assets designated to the Closed Block
   Fixed maturities, available-for-sale..............             $2,466.3                 $2,182.2
   Equity securities, available-for-sale.............                 23.4                      -
   Mortgage loans....................................                880.0                    919.4
   Real estate.......................................                  -                        0.2
   Policy loans......................................                792.5                    770.0
   Other investments.................................                  6.9                      1.1
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------
     Total investments...............................              4,169.1                  3,872.9

   Cash and cash equivalents (deficit)...............                 (8.0)                    22.7
   Accrued investment income.........................                 77.2                     72.3
   Deferred tax asset................................                 80.8                     97.8
   Premiums due and other receivables................                 33.3                     33.8
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------
     Total assets designated to the Closed Block.....              4,352.4                  4,099.5
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------

   Excess of Closed Block liabilities over assets
     designated to the Closed Block..................              1,305.0                  1,381.6

   Amounts included in other comprehensive
     income..........................................                 43.6                     27.2
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------

   Maximum future earnings to be recognized from
     Closed Block assets and liabilities.............             $1,348.6                 $1,408.8
                                                        ========================= =========================

Closed Block revenues and expenses were as follows:

                                                            For the year ended December 31,
                                                   2001                2000                  1999
                                             ------------------  ------------------  ----------------------
                                                                     (in millions)
   Revenues
   Premiums and other considerations.......      $   742.1           $   752.4             $   764.4
   Net investment income...................          311.8               289.9                 269.2
   Net realized capital losses.............          (19.7)               (4.9)                 (2.0)
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------
     Total revenues........................        1,034.2             1,037.4               1,031.6

   Expenses
   Benefits, claims, and settlement
     expenses..............................          614.4               601.2                 614.6
   Dividends to policyholders..............          305.8               307.7                 295.9
   Operating expenses......................           12.7                13.6                  13.2
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------
     Total expenses........................         932.9                922.5                 923.7
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------

   Closed Block revenue, net of Closed
     Block expenses, before income taxes...          101.3               114.9                 107.9
   Income taxes............................           33.5                38.4                  37.0
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------
   Closed Block revenue, net of Closed                67.8                76.5                  70.9
     Block expenses and income taxes.......
   Funding adjustment charges..............           (7.6)              (12.0)                (12.2)
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------
   Closed Block revenue, net of Closed          $     60.2          $     64.5            $     58.7
     Block expenses, income tax and funding
     adjustment charges....................  ==================  ==================  ======================

The change in maximum future earnings of the Closed Block was as follows:

                                                                           December 31,
                                                                  2001                      2000
                                                         -----------------------  -------------------------
                                                                           (in millions)

   Beginning of year..................................            $1,408.8                 $1,473.3
   End of year........................................             1,348.6                  1,408.8
                                                         -----------------------  -------------------------
                                                         -----------------------  -------------------------
   Change in maximum future earnings..................            $  (60.2)                $  (64.5)
                                                         =======================  =========================

The Company charges the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2001, 2000 and 1999 are as follows (in millions):

                                                                        December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

   Balance at beginning of year..................        $1,333.3           $1,430.9           $1,104.7
   Cost deferred during the year.................           249.0              263.9              253.8
   Amortized to expense during the year..........          (198.5)            (239.2)            (173.7)
   Effect of unrealized (gains) losses...........           (61.5)            (122.3)             246.1
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Balance at end of year........................        $1,322.3           $1,333.3             $1,430.9
                                                   ================== ================== ==================

9. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position, are summarized as follows (in millions):

                                                                                 December 31,
                                                                            2001               2000
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
   Liabilities for investment-type contracts:
     Guaranteed investment contracts................................       $14,123.5           $14,779.6
     U.S. funding agreements........................................           307.1               772.1
     International funding agreements backing medium-term notes.....         3,298.4             2,475.3
     International funding agreements...............................           723.9                 -
     Other investment-type contracts................................         2,272.1             2,537.0
                                                                     ------------------- ------------------
   Total liabilities for investment-type contracts.................         20,725.0            20,564.0

   Liabilities for individual annuities............................          2,557.6             2,442.7
   Universal life and other reserves...............................          1,382.0             1,293.5
                                                                     ------------------- ------------------
   Total contractholder funds......................................        $24,664.6           $24,300.2
                                                                     =================== ==================

The Company's guaranteed investment contracts and funding agreements contain provisions limiting early surrenders, including penalties for early surrenders and minimum notice requirements. Put provisions give customers the option to terminate a contract prior to maturity, provided they give a minimum notice period.

The following table presents U.S. GAAP reserves for guaranteed investment contracts and funding agreements by withdrawal provisions (in millions):

                                                         December 31, 2001
                                                         ------------------
                                                         ------------------
   Book Value Out (1)
   Puttable:
     Less than 30 days' put.............................. $         -
     30 to 89 days' put..................................           -
     90 to 180 days' put.................................           -
     More than 180 days' put.............................          55.1
     No active put provision (2).........................           -
                                                         ------------------
                                                         ------------------
   Total puttable........................................          55.1

   Surrenderable:
     Book value out without surrender charge.............          22.9
     Book value out with surrender charge................         396.3
                                                         ------------------
                                                         ------------------
   Total surrenderable...................................         419.2
                                                         ------------------
                                                         ------------------
   Total book value out..................................         474.3

   Market Value Out (3)
   Less than 30 days' notice.............................          26.9
   30 to 89 days' notice.................................         281.9
   90 to 180 days' notice................................       1,133.6
   More than 180 days' notice............................       4,795.6
   No active surrender provision.........................         238.5
                                                         ------------------
                                                         ------------------
   Total market value out................................

   Not puttable or surrenderable.........................      11,502.1
                                                         ------------------
                                                         ------------------
   Total GICs and funding agreements.....................     $18,452.9
                                                         ==================
------------------
(1) Book Value Out: The amount equal to the sum of deposits less withdrawals with interest accrued at the contractual interest rate.
(2) Contracts currently in initial lock-out period but which will become puttable with 90 days' notice at some time in the future.
(3) Market Value Out: The amount equal to the book value out plus a market value adjustment to adjust for changes in interest rates.

Funding agreements are issued to non-qualified institutional investors both in domestic and international markets. The Company has a $4.0 billion international program, under which a consolidated offshore special purpose entity was created to issue nonrecourse medium-term notes. Under the program, the proceeds of each note series issuance are used to purchase a funding agreement from the Company, which is used to secure that particular series of notes. The payment terms of any particular series of notes match the payment terms of the funding agreement that secures that series. Claims for principal and interest under those international funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws and, accordingly, are reported as contractholder funds liabilities in the Company's consolidated statement of financial position. In general, the medium-term note funding agreements do not give the contractholder the right to terminate prior to contractually stated maturity dates, absent the existence of certain circumstances which are largely within the Company's control. As of December 31, 2001, the contractual maturities were 2002 - $160.2 million; 2003 - $496.1 million; 2004 - $470.2 million; 2005 - $714.5 million;
2006 - $98.9 million; and thereafter - $1,358.5 million.

In February 2001, the Company agreed to issue up to $3.0 billion of funding agreements under another program to support the prospective issuance by an unaffiliated entity of medium-term notes in both domestic and international markets. The unaffiliated entity is not consolidated in the Company's financial statements. The funding agreements issued to the unaffiliated entity are reported as contractholder funds liabilities in the Company's consolidated statement of financial position. As of December 31, 2001, $723.9 million has been issued under this program.

Future Policy Benefits and Claims

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                                                        December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

   Balance at beginning of year..................       $   705.0          $   721.7          $   641.4

   Incurred:
     Current year................................         1,597.1            1,788.1            1,872.2
     Prior years.................................           (17.5)             (17.8)              (6.2)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total incurred................................         1,579.6            1,770.3            1,866.0

   Payments:
     Current year................................         1,283.2            1,447.3            1,466.3
     Prior years.................................           286.6              339.7              319.4
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total payments................................         1,569.8            1,787.0            1,785.7

   Balance at end of year:
     Current year................................           313.9              340.8              405.9
     Prior years.................................           400.9              364.2              315.8
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total balance at end of year..................       $   714.8          $   705.0          $   721.7
                                                   ================== ================== ==================

The activity summary in the liability for unpaid accident and health claims shows a decrease of $17.5 million, $17.8 million and $6.2 million to the December 31, 2000, 1999 and 1998 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 2001, 2000 and 1999, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.

On September 11, 2001, terrorist attacks in the U.S. resulted in significant loss of life and property, as well as interruption of business activities and an overall disruption of the world economy. As of December 31, 2001, the Company recognized $6.7 million (net of income tax and reinsurance) in losses from individual and group life and disability insurance claims as a result of these events.

10. Debt

Short-Term Debt

Short-term debt consists primarily of a payable to Principal Financial Services, Inc. of $1,087.8 million and $926.9 million as of December 31, 2001 and 2000, respectively. Interest paid on intercompany debt was $39.7 million and $46.8 million during 2001 and 2000, respectively. Short-term debt also consists of outstanding balances on revolving credit facilities with various financial institutions. At December 31, 2001, the Company and certain subsidiaries had credit facilities with various financial institutions in an aggregate amount of $825.0 million. These credit facilities include $780.0 million to finance a CMBS pipeline, of which $290.6 million is outstanding at December 31, 2001, and $45.0 million of unused lines of credit for short-term debt used for general corporate purposes.

The weighted average interest rates on short-term borrowings as of December 31, 2001 and 2000, were 2.46% and 7.41%, respectively.

Long-Term Debt

The components of long-term debt as of December 31, 2001 and December 31, 2000 are as follows (in millions):

                                                    December 31,
                                                 2001               2000
                                              ------------- ------------------
                                              ------------- ------------------

   7.875% surplus notes payable, due 2024.....   $199.0             $198.9
   8% surplus notes payable, due 2044.........     99.1               99.1
   Non-recourse mortgages and notes payable...    150.3              149.8
   Other mortgages and notes payable..........    169.2              224.5
                                              ------------- ------------------
                                              ------------- ------------------
   Total long-term debt.......................   $617.6             $672.3
                                              ============= ==================

The amounts included above are net of the discount and direct costs associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

On March 10, 1994, Principal Life issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that Principal Life has sufficient surplus earnings to make such payments. For each of the years ended December 31, 2001, 2000 and 1999, interest of $23.8 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024, may be redeemed at Principal Life's election on or after March 1, 2004, in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at Principal Life's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2001, range from $0.1 million to $101.9 million per development with interest rates generally ranging from 7.2% to 8.6%. Outstanding principal balances as of December 31, 2000, range from $0.5 million to $102.8 million per development with interest rates generally ranging from 6.9% to 8.6%.

At December 31, 2001, future annual maturities of the long-term debt are as follows (in millions):

   2002.................................................           $165.1
   2003.................................................              5.6
   2004.................................................              2.4
   2005.................................................              2.6
   2006.................................................              2.8
   Thereafter...........................................            439.1
                                                            -------------------
                                                            -------------------
   Total future maturities of the long-term debt........           $617.6
                                                             ==================

Cash paid for interest for 2001, 2000 and 1999, was $43.9 million, $42.0 million and $95.5 million, respectively. These amounts include interest paid on taxes during these years.

11. Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Current income taxes:
     Federal.....................................        $  30.0             $195.2            $  84.1
     State and foreign...........................           30.0               12.2               12.6
     Net realized capital gains (losses).........         (210.1)              29.6              162.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total current income taxes (benefit)..........         (150.1)             237.0              259.0
   Deferred income taxes.........................          242.5               11.8               64.5
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total income taxes............................        $  92.4             $248.8             $323.5
                                                   ================== ================== ==================

The Company's provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows:

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

   Statutory corporate tax rate..................          35%                35%                35%
   Dividends received deduction..................         (13)                (5)                (3)
   Interest exclusion from taxable income........          (3)                (1)                 -
   Other.........................................           1                 (1)                (3)
                                                   ------------------ ------------------ ------------------
   Effective tax rate............................          20%                28%                29%
                                                   ================== ================== ==================

Significant components of the Company's net deferred income taxes are as follows (in millions):

                                                                                 December 31,
                                                                            2001               2000
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
   Deferred income tax assets (liabilities):
     Insurance liabilities..........................................       $ 131.6             $ 181.1
     Deferred policy acquisition costs..............................        (373.1)             (360.1)
     Net unrealized gains on available for sale securities..........        (202.0)              (59.1)
     Mortgage loan servicing rights.................................        (355.2)             (206.3)
     Other..........................................................          16.0                52.3
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
   Total deferred income tax liabilities............................       $(782.7)            $(392.1)
                                                                     =================== ==================

At December 31, 2001, the Company's net deferred tax liability was $782.7 million. There were no international net deferred tax assets in 2001. At December 31, 2000, the Company's net deferred tax liability was comprised of international net deferred tax assets of $6.9 million, which have been included in other assets, and $399.0 million of U.S. net deferred tax liabilities. The net deferred tax liabilities were included in deferred income taxes in the consolidated statements of financial position.

The Internal Revenue Service (the "Service") has completed examination of the U.S. consolidated federal income tax returns of the Company and affiliated companies for 1996 and prior years. The Service has also begun to examine returns for 1997 and 1998. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested by the Company. A tax liability will be recognized when the Company expects distribution of earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes was $69.3 million in 2001, $131.9 million in 2000 and $275.6 million in 1999.

12. Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. Some of these plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan will start on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy for all plans is to deposit the U.S. GAAP-related net periodic pension cost using long-term assumptions, unless the U.S. GAAP funded status is positive, in which case no deposit is made. Prior to 2001, the Company's funding policy was to deposit an amount within the range of U.S. GAAP net periodic pension cost and the sum of the actuarial normal cost and any change in the unfunded accrued liability over a 30-year period as a percentage of compensation.

As a result of Principal Mutual Holding Company's demutualization, the qualified defined benefit pension plan received $56.7 million in compensation which will be amortized over the remaining service period of plan participants.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Retiree health benefits are provided for employees hired prior to January 1, 2002, while retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Covered employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy for all plans is to deposit the U.S. GAAP-related net periodic postretirement benefit cost using long-term assumptions unless the U.S. GAAP funded status is positive, in which case no deposit is made. Prior to 2001, the Company's funding policy was to deposit an amount within the range of U.S. GAAP net periodic postretirement cost and the sum of the actuarial normal cost and any change in the unfunded accrued liability over a 30-year period as a percentage of compensation.

As a result of Principal Mutual Holding Company's demutualization, the postretirement benefit plans received $11.3 million in compensation, which will be used to pay benefit claims and participant contributions, with the remainder to be amortized over the remaining service period of plan participants.

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, is as follows (dollars in millions):

                                                    Pension benefits         Other postretirement benefits
                                              ------------------------------ ------------------------------
                                              ------------------------------ ------------------------------
                                                      December 31,                   December 31,
                                                   2001           2000           2001            2000
                                              --------------- -------------- -------------- ---------------
   Change in benefit obligation
   Benefit obligation at beginning of year..    $  (797.3)      $  (732.5)       $(221.8)       $(227.9)
   Service cost.............................        (31.2)          (35.0)          (8.3)         (10.4)
   Interest cost............................        (59.3)          (57.5)         (15.6)         (19.0)
   Actuarial gain (loss)....................        (42.0)           (2.7)         (25.7)           3.7
   Benefits paid............................         31.7            30.4            9.6            -
   Other....................................         42.1             -             30.7           31.8
                                              --------------- -------------- -------------- ---------------
   Benefit obligation at end of year........    $  (856.0)      $  (797.3)       $(231.1)       $(221.8)
                                              =============== ============== ============== ===============

   Change in plan assets
   Fair value of plan assets at beginning of
     year...................................     $1,115.4        $1,059.8        $ 359.8        $ 345.5
   Actual return (loss) on plan assets......        (15.7)           75.1            5.6           13.7
   Employer contribution....................          9.0            10.9            1.4           18.6
   Benefits paid............................        (31.7)          (30.4)          (4.4)         (18.0)
   Other....................................       (124.5)            -              -              -
                                              --------------- -------------- -------------- ---------------
   Fair value of plan assets at end of year.    $   952.5        $1,115.4         $362.4        $ 359.8
                                              =============== ============== ============== ===============

   Funded status............................   $     96.5       $   318.1         $131.3        $ 138.0
   Unrecognized net actuarial gain..........        (65.3)         (194.2)          (0.6)         (19.4)
   Unrecognized prior service (cost) benefit          7.6             9.2          (28.2)         (29.8)
   Unamortized transition obligation (asset)         (2.7)          (14.2)           -              0.3
                                              --------------- -------------- -------------- ---------------
                                              --------------- -------------- -------------- ---------------
   Other assets - prepaid benefit cost......   $     36.1       $   118.9         $102.5       $   89.1
                                              =============== ============== ============== ===============
                                              =============== ============== ============== ===============

   Weighted-average assumptions as of
      December 31
   Discount rate............................      7.50%           8.00%          7.50%          8.00%

                                                    Pension benefits         Other postretirement benefits
                                              ------------------------------ ------------------------------
                                              ------------------------------ ------------------------------
                                                      December 31,                   December 31,
                                                   2001           2000            2001           2000
                                              --------------- -------------- --------------- --------------
   Components of net periodic benefit cost
   Service cost.............................   $     31.2      $     35.0       $    8.3       $   10.4
   Interest cost............................         59.3            57.5           15.6           19.0
   Expected return on plan assets...........        (99.2)          (81.3)         (32.3)         (25.1)
   Amortization of prior service (cost)
     benefit................................          1.7             1.7           (2.6)           -
   Amortization of transition (asset)
     obligation.............................        (11.5)          (11.5)           0.3            2.3
   Recognized net actuarial gain............        (14.1)          (12.5)          (1.3)          (1.1)
                                              --------------- -------------- -------------- ---------------
                                              --------------- -------------- -------------- ---------------
   Net periodic benefit cost (income).......   $    (32.6)     $    (11.1)       $ (12.0)     $     5.5
                                              =============== ============== ============== ===============

Effective January 1, 2000, the Company amended the method of determining postretirement health benefit plan contributions and terminated long-term care coverage for participants retiring on and subsequent to July 1, 2000. The result of these amendments decreased the postretirement benefit obligation by $31.8 million and was partially offset by the remaining portion of the original transition obligation. During 2001, the Company reclassified assets supporting non-qualified pension plan liabilities through a reduction in contractholder funds and an increase in invested assets.

For 2001 and 2000, the expected long-term rates of return on plan assets for pension benefits were 9.0% and 8.1%, respectively, on a pre-tax basis. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

For 2001 and 2000, the expected long-term rates of return on plan assets for other post-retirement benefits varied by benefit type and employee group and ranged from 7.8% to 9.3% and 8.0% to 8.1%, respectively, on a pre-tax basis.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 9% in 2001 and declines to an ultimate rate of 6% in 2011. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                                                    1-percentage-point  1-percentage-point
                                                                         increase            decrease
                                                                    ------------------- -------------------

   Effect on total of service and interest cost components.......         $  5.3             $  (6.0)
   Effect on accumulated postretirement benefit obligation.......           50.1               (40.2)

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation. The Company matches the participant's contribution at a 50% contribution rate up to a maximum Company contribution of 3% of the participant's compensation in 2001 and 2000, and 2% of the participant's compensation in 1999. The defined contribution plan allows employees to choose among various investment options, including PFG's common stock. The Company contributed $17.9 million in 2001, $16.0 million in 2000 and $11.0 million in 1999 to these defined contribution plans.

As a result of the Principal Mutual Holding Company's demutualization, the defined contribution plans received $19.7 million in compensation, which was allocated to participant accounts.

13. Commitments and Contingencies

Leases

The Company, as a lessor, leases industrial, office, retail and other investment real estate properties under various operating leases. Rental income for all operating leases totaled $178.4 million in 2001, $292.5 million in 2000 and $356.8 million in 1999.

At December 31, 2001, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

                                                    Held for           Held for           Total rental
                                                      sale            investment          commitments
                                                ------------------ -----------------  ---------------------
                                                ------------------ -----------------  ---------------------

   2002.......................................        $  51.9            $  72.3              $124.2
   2003.......................................           49.5               60.0               109.5
   2004.......................................           46.5               49.0                95.5
   2005.......................................           40.3               38.5                78.8
   2006.......................................           36.7               25.7                62.4
   Thereafter.................................          202.3               57.7               260.0
                                                ------------------ -----------------  ---------------------
                                                ------------------ -----------------  ---------------------
   Total future minimum lease receipts........         $427.2             $303.2              $730.4
                                                ================== =================  =====================

The Company, as a lessee, leases office space, data processing equipment, corporate aircraft and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $57.9 million in 2001, $66.3 million in 2000 and $78.5 million in 1999. At December 31, 2001, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

   2002..............................................................................         $  44.0
   2003..............................................................................            34.8
   2004..............................................................................            22.9
   2005..............................................................................            11.1
   2006..............................................................................             7.9
   Thereafter........................................................................            15.4
                                                                                        -------------------
                                                                                                136.1
   Less future sublease rental income on these noncancelable leases..................             0.5
                                                                                        -------------------
   Total future minimum lease payments...............................................          $135.6
                                                                                        ===================

Litigation

The Company is a plaintiff or defendant in actions arising out of its operations. The Company is, from time to time, also involved in various governmental and administrative proceedings. While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on the Company's business, financial condition or results of operations. However, no assurances can be given that such litigation would not materially and adversely affect the Company's business, financial condition or results of operations.

Other companies in the life insurance industry have historically been subject to substantial litigation resulting from claims disputes and other matters. Most recently, such companies have faced extensive claims, including class-action lawsuits, alleging improper life insurance sales practices. Negotiated settlements of such class-action lawsuits have had a material adverse effect on the business, financial condition and results of operations of certain of these companies. The Company is currently a defendant in two class-action lawsuits which allege improper sales practices.

In 2000, the Company reached an agreement in principle to settle these two class-action lawsuits alleging improper sales practices. In April 2001, the proposed settlement of the class-action lawsuits received court approval. In agreeing to the settlement, the Company specifically denied any wrongdoing. The Company has accrued a loss reserve for its best estimate based on information available. As uncertainties continue to exist in resolving this matter, it is reasonably possible that, as the actual cost of the claims subject to alternative dispute resolution becomes available, the final cost of settlement could exceed the Company's estimate. The range of any additional cost related to the settlement cannot be presently estimated; however, the Company believes the settlement will not have a material impact on its business, financial condition or results of operations. A number of persons and entities who were eligible to be class members have excluded themselves from the class (or "opted out"), as the law permits them to do. The Company has been notified that some of those who opted out from the class will file lawsuits and make claims similar to those addressed by the settlement. Some of these lawsuits are presently on file.

Insurance Guaranty Assessments

The Company is also subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against life and health insurance companies for the benefit of policyholders and claimants in the event of insolvency of other life and health insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes such assessments in excess of amounts accrued would not materially affect its financial condition or results of operations.

Securities Held for Collateral

The Company held $759.9 million in mortgage-backed securities in trust at December 31, 2001, to satisfy collateral requirements associated with the Company's mortgage banking segment and derivatives credit support agreements.

14. Stockholder's Equity

Common Stock

The Company has one class of common stock ($.01 par value, 5.0 million shares authorized, 2.5 million issued and outstanding) wholly owned indirectly by PFG.

Treasury Stock

As a result of the demutualization, the Company's ultimate parent, PFG, issued
363.7 thousand shares of its common stock with a value of $6.7 million to rabbi trusts held by the Company for certain benefit plans. These shares were reported as treasury stock and additional paid-in capital in the consolidated statement of stockholder's equity at December 31, 2001.

Other Comprehensive Income

Comprehensive income (loss) includes all changes in stockholder's equity during a period except those resulting from investments by stockholders and distributions to stockholders.

The components of accumulated other comprehensive income are as follows (in millions):

                                                              Net
                                          Net unrealized    unrealized
                                         gains (losses)     gains(losses)   Foreign
                                              on               on           currency     Accumulated other
                                        available-for-sale  derivative     translation     comprehensive
                                           securities       instruments     adjustment      income (loss)
                                       ----------------- --------------------------------------------------
                                       ----------------- --------------------------------------------------

   Balances at January 1, 1999.......      $   742.3          $  3.6         $(28.9)        $   717.0
   Net change in unrealized gains
     (losses) on fixed maturities,
     available-for-sale..............       (1,375.1)            -              -            (1,375.1)
   Net change in unrealized gains
     (losses) on equity securities,
     available-for-sale, including
     seed money in separate accounts.         (131.7)            -              -              (131.7)
   Adjustments for assumed changes
     in amortization pattern:
       Deferred policy acquisition
         costs.......................          246.1             -              -               246.1
       Unearned revenue reserves.....          (29.5)            -              -               (29.5)
   Net change in unrealized gains/
     (losses) on derivative
     instruments.....................            -             (11.0)           -               (11.0)
   Provision for deferred income tax
     benefit.........................          449.2             3.9            -               453.1
   Change in net foreign currency
     translation adjustment..........            -               -            (31.1)            (31.1)
                                       ----------------- --------------------------------------------------
                                       ----------------- --------------------------------------------------
   Balances at December 31, 1999.....          (98.7)           (3.5)         (60.0)           (162.2)
   Net change in unrealized gains
     (losses) on fixed maturities,
     available-for-sale..............          722.0            -               -               722.0
   Net change in unrealized gains
     (losses) on equity securities,
     available-for-sale, including
     seed money in separate accounts.         (268.6)           -               -              (268.6)
   Adjustments for assumed changes
     in amortization pattern:
       Deferred policy acquisition
         costs.......................         (122.6)           -               -              (122.6)
       Unearned revenue reserves.....           15.2            -               -                15.2
   Net change in unrealized gains/
     (losses) on derivative
     instruments.....................            -             (1.3)            -                (1.3)
   Provision for deferred income tax
     benefit.........................         (121.9)           0.5             -              (121.4)
   Change in net foreign currency
     translation adjustment..........            -              -              27.0              27.0
                                       -------------------------------- --------------- ------------------
                                       -------------------------------- --------------- ------------------
   Balances at December 31, 2000.....          125.4           (4.3)          (33.0)             88.1


                                                              Net
                                          Net unrealized    unrealized
                                         gains (losses)     gains(losses)   Foreign
                                              on               on           currency     Accumulated other
                                        available-for-sale  derivative     translation     comprehensive
                                           securities       instruments     adjustment      income (loss)
                                       ----------------- --------------------------------------------------
                                       ----------------- --------------------------------------------------

   Balances at December 31, 2000.....      $   125.4         $ (4.3)         $(33.0)       $     88.1
   Net change in unrealized gains
     (losses) on fixed maturities,
     available-for-sale..............          510.7             -              -               510.7
   Net change in unrealized gains
     (losses) on equity securities,
     available-for-sale, including
     seed money in separate accounts.           (2.5)            -              -                (2.5)
   Adjustments for assumed changes
     in amortization pattern:
       Deferred policy acquisition
         costs.......................          (61.3)            -              -               (61.3)
       Unearned revenue reserves.....            4.3             -              -                 4.3
   Net change in unrealized gains
     (losses) on derivative
     instruments.....................            -             (46.0)           -               (46.0)
   Dividends to parent...............           (1.3)            -             11.1               9.8
   Provision for deferred income tax
     benefit.........................         (160.5)           16.1            -              (144.4)
   Change in net foreign currency
     translation adjustment..........            -               -             23.9              23.9
   Cumulative effect of accounting
     change, net of related income
     taxes...........................           20.9           (24.0)         (11.1)            (14.2)
                                       ----------------- --------------------------------------------------
                                       ----------------- --------------------------------------------------
   Balances at December 31, 2001.....      $   435.7          $(58.2)       $  (9.1)        $   368.4
                                       ================= ==================================================

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                             December 31,
                                                                  2001           2000            1999
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
   Unrealized gains (losses) on available-for-sale                $491.2          $252.6        $(1,037.9)
     securities arising during the year.............
   Adjustment for realized gains (losses) on
     available-for-sale securities included in net
     income...........................................            (234.8)          (29.4)           189.9
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
   Unrealized gains (losses) on available-for-sale                $256.4          $223.2       $   (848.0)
     securities, as adjusted...........................
                                                             =============== ============== ===============

The above table is presented net of tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Dividend Limitations

Under Iowa law, Principal Life may pay stockholder dividends only from the earned surplus arising from its business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of Principal Life's policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2001 statutory results, Principal Life could pay approximately $640.3 million in stockholder dividends in 2002 without exceeding the statutory limitation.

In 2001 and 2000, Principal Life notified the Commissioner in advance of all stockholder dividend payments. Total stockholder dividends paid to its parent company in 2001 and 2000 were $734.7 million and $538.8 million, respectively.

In 1999, Principal Life notified the Commissioner in advance of all stockholder dividend payments and received approval for an extraordinary stockholder dividend of $250.0 million. Total stockholder dividends paid to its parent company in 1999 were $509.0 million.

15. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

Mortgage loan servicing rights represent the present value of estimated future net revenues from contractually specified servicing fees. The fair value was estimated with a valuation model using an internal prepayment model and discounted at a spread to London Inter-Bank Offer Rates.

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000, are as follows (in millions):

                                                     2001                               2000
                                       ---------------------------------- ---------------------------------
                                       ---------------- ----------------- ---------------- ----------------
                                       Carrying amount        Fair        Carrying amount       Fair
                                                              value                              value
                                       ---------------- ----------------- ---------------- ----------------
                                       ---------------- ----------------- ---------------- ----------------
   Assets (liabilities)
   Fixed maturities , available-for-
     sale (see Note 4)...............       $29,007.4        $29,007.4         $26,142.1        $26,142.1
   Fixed maturities, trading (see
     Note 4).........................            17.8             17.8               -                -
   Equity securities, available-for-
     sale (see Note 4)...............           798.7            798.7             710.3            710.3
   Mortgage loans....................        10,884.6         11,164.6          11,325.8         11,575.0
   Policy loans......................           831.9            831.9             803.6            803.6
   Other investments.................           426.5            426.5             413.0            413.0
   Cash and cash equivalents.........         1,077.7          1,077.7             998.6            998.6
   Accrued investment income.........           593.5            593.5             530.4            530.4
   Mortgage loan servicing rights....         1,778.5          1,811.0           1,084.4          1,193.5
   Investment-type insurance
     contracts.......................       (23,286.8)       (23,642.4)        (22,818.6)       (22,688.9)
   Short-term debt...................        (1,378.4)        (1,378.4)         (1,339.9)        (1,339.9)
   Long-term debt....................          (617.6)          (613.7)           (672.3)          (649.8)

16. Statutory Insurance Financial Information

Principal Life prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). Currently "prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus is not material. The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from U.S. GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate Principal Life.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The State of Iowa adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and has resulted in changes to the accounting practices that Principal Life uses to prepare its statutory-basis financial statements.

The net impact of these changes to Principal Life's statutory-basis capital and surplus as of January 1, 2001, was not significant.

Statutory net income and statutory surplus of Principal Life are as follows (in millions):

                                 As of or for the year ended December 31,
                                2001               2000              1999
                              -------------- ----------------- -----------------
                              -------------- ----------------- -----------------

   Statutory net income.......$   415.0          $   912.0         $   713.7
   Statutory surplus..........  3,483.8            3,356.4           3,151.9

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, Principal Life meets the RBC requirements.

17. Segment Information

The Company provides financial products and services through the following segments: U.S. Asset Management and Accumulation, Life and Health Insurance and Mortgage Banking. In addition, there is a Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to the Company's asset accumulation business, the life and health insurance operations and third-party clients.

The Life and Health insurance segment provides individual life and disability insurance to the owners and employees of businesses and other individuals in the U.S. and provides group life and health insurance to businesses in the U.S.

The Mortgage Banking segment originates and services residential mortgage loan products for customers primarily in the U.S.

The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect financing activities for the Company, income on capital not allocated to other segments, intersegment eliminations and non-recurring or other income or expenses not allocated to the segments based on review of the nature of such items. This segment also includes international operations that offer retirement products and services, annuities, mutual funds and life insurance through subsidiaries in Argentina, Chile, Mexico and Hong Kong. Over the past two years, the Company disposed of, distributed or dividended essentially all of its international operations to its parent, PFSI, described further in Note 3.

The Corporate and Other segment includes an equity ownership interest in Coventry Health Care, Inc. The ownership interest was initiated through a transaction in 1998, described further in Note 3. The Corporate and Other segment's equity in earnings of Coventry Health Care, Inc., which was included in net investment income, was $19.8 million and $20.0 million for the years ended December 31, 2001 and 2000, respectively.

The Company evaluates segment performance on segment operating earnings, which excludes the effect of net realized capital gains and losses, as adjusted, and non-recurring events and transactions. Net realized capital gains, as adjusted, are net of tax, related changes in the amortization pattern of deferred policy acquisition costs, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains credited to customers and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized capital gains and their impact on recognition of front-end fee revenues. Segment operating earnings is determined by adjusting U.S. GAAP net income for net realized capital gains and losses, as adjusted, and non-recurring items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of the Company's results of operations by highlighting earnings attributable to the normal, recurring operations of the business. However, segment operating earnings are not a substitute for net income determined in accordance with U.S. GAAP.

In 2001, the Company excluded $31.1 million of non-recurring items, net of tax, from net income for the presentation of operating earnings. The non-recurring items included (1) the negative effects of (a) expenses related to the demutualization; (b) a cumulative effect of change in accounting principle related to the implementation of SFAS 133; and (c) an increase to a loss contingency reserve for sales practices litigation; and (2) the positive effect of investment income generated from the proceeds of the IPO.

In 2000, the Company excluded $101.0 million of non-recurring items, net of tax, from net income for the presentation of operating earnings. The non-recurring items included the negative effects of (a) a loss contingency reserve established for sales practices litigation; and (b) expenses related to the development of a plan of demutualization.

The accounting policies of the segments are similar to those as described in
Note 1, with the exception of capital allocation. The Company allocates capital to its segments based upon an internal capital model that allows management to more effectively manage the Company's capital.

The following table summarizes selected financial information by segment as of, or for the year ended, December 31 and reconciles segment totals to those reported in the consolidated financial statements (in millions):

                                   U.S. Asset       Life and
                                 Management and      Health      Mortgage      Corporate
                                  Accumulation     Insurance     Banking       and Other     Consolidated
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   2001
   Revenues:
     Operating revenues........    $  3,712.2      $  3,946.4   $   714.4      $   142.8      $  8,515.8
     Net realized capital
       losses..................        (248.6)          (62.2)        -           (181.9)         (492.7)
     Plus recognition of
       front-end fee revenues..           1.5             -           -              -               1.5
     Less capital gains
       distributed as market
       value adjustment........         (14.9)            -           -              -             (14.9)
     Plus investment income
       generated from IPO
       proceeds................           -               -           -              6.3             6.3
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Revenues....................    $  3,450.2      $  3,884.2   $   714.4     $    (32.8)     $  8,016.0
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Net income:
     Operating earnings (loss).   $     349.0     $     201.2  $     99.6     $     56.9     $     706.7
     Net realized capital
       losses, as adjusted.....        (164.7)          (33.8)        -           (110.0)         (308.5)
     Non-recurring items.......         (10.8)            0.1         -            (20.4)          (31.1)
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Net income (loss)...........   $     173.5     $     167.5  $     99.6     $    (73.5)    $     367.1
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============
   Assets......................     $68,507.0       $10,776.2    $2,718.8       $1,568.6       $83,570.6
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Other segment data:
     Revenues from external
       customers...............    $  3,416.9      $  3,888.3   $   714.4     $     (3.6)     $  8,016.0
     Intersegment revenues.....          33.3            (4.1)        -            (29.2)            -
     Interest expense..........           3.3             0.8         -             19.9            24.0
     Income tax expense
       (benefit)...............          (8.9)           86.2        62.5          (47.4)           92.4
     Amortization of goodwill
       and other intangibles...           3.4             4.1         0.8           (0.5)            7.8


                                   U.S. Asset       Life and
                                 Management and      Health      Mortgage      Corporate
                                  Accumulation     Insurance     Banking       and Other     Consolidated
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   2000
   Revenues:
     Operating revenues........     $  3,431.6     $  4,122.6   $   359.4      $   344.8       $  8,258.4
     Net realized capital gains
       (losses)................          (53.8)          70.8         -            134.8            151.8
     Plus recognition of
       front-end fee revenues..            0.9            -           -              -                0.9
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Revenues....................     $  3,378.7     $  4,193.4   $   359.4      $   479.6       $  8,411.1
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Net income:
     Operating earnings                                 162.3        49.8
       (loss)..................     $    349.0    $            $              $     80.6      $     641.7
     Net realized capital gains
       (losses), as adjusted...          (35.9)          47.3         -             89.5            100.9
     Non-recurring items.......            -              -           -           (101.0)          (101.0)
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Net income (loss)...........    $     313.1    $     209.6  $     49.8     $     69.1      $     641.6
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============
   Assets......................      $65,756.3      $10,569.0    $1,556.3       $2,521.3        $80,402.9
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Other segment data:
     Revenues from external
       customers...............     $  3,349.6     $  4,196.9   $   359.4      $   505.2       $  8,411.1
     Intersegment revenues.....           29.0           (3.5)        -            (25.5)             -
     Interest expense..........            7.0            2.5         -            (12.2)            (2.7)
     Income tax expense........           97.5          104.7        26.9           19.7            248.8
     Amortization of goodwill
       and other intangibles...            1.0            7.7         0.8            2.2             11.7



                                   U.S. Asset       Life and
                                 Management and      Health      Mortgage      Corporate
                                  Accumulation     Insurance     Banking       and Other     Consolidated
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   1999
   Revenues:
     Operating revenues........     $  3,404.5      $ 3,985.5   $   398.3      $   322.1      $  8,110.4
     Net realized capital gains
       (losses)................          (58.0)          16.0         -            498.6           456.6
     Less recognition of
       front-end fee revenues..           (1.0)           -           -              -              (1.0)
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Revenues....................     $  3,345.5     $  4,001.5   $   398.3      $   820.7      $  8,566.0
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Net income:
     Operating earnings                                   90.7       56.8
       (loss)..................    $     352.5    $            $               $   (10.7)    $     489.3
     Net realized capital gains
       (losses), as adjusted...          (35.4)          10.1         -            345.7           320.4
                                 ---------------- -------------------------- -------------- ---------------
   Net income (loss)...........    $     317.1    $     100.8  $     56.8      $   335.0     $     809.7
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============
   Assets......................      $65,058.5      $10,070.8    $1,737.7       $2,570.1       $79,437.1
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Other segment data:
     Revenues from external
       customers...............     $  3,316.7     $  4,007.9   $   398.3      $   843.1      $  8,566.0
     Intersegment revenues.....           28.7           (6.4)        -            (22.3)            -
     Interest expense..........            2.1           (0.4)        -             28.6            30.3
     Income tax expense
       (benefit)...............          123.7           18.1        30.7          151.0           323.5
     Amortization of goodwill
       and other intangibles...            1.0            4.0         0.8            0.7             6.5

The Company operates in the U.S. and in selected markets internationally (including Chile, Mexico, Argentina and Hong Kong). The following table summarizes selected financial information by geographic location as of or for the year ended December 31 (in millions):

                                                        Long-lived
                                      Revenues            assets             Assets        Net income (loss)
                                  ----------------- -------------------------------------- ------------------
                                  ----------------- -------------------------------------- ------------------
   2001
   U.S.........................         $8,021.2            $552.8            $83,570.6          $388.7
   International...............             (5.2)              -                    -             (21.6)
                                  ----------------- -------------------------------------- ------------------
                                  ----------------- -------------------------------------- ------------------
   Total.......................         $8,016.0            $552.8            $83,570.6          $367.1
                                  ================= ====================================== ==================
                                  ================= ====================================== ==================

   2000
   U.S.........................         $8,174.2            $518.2            $79,719.1          $658.5
   International...............            236.9              47.1                683.8           (16.9)
                                  ----------------- -------------------------------------- ------------------
                                  ----------------- -------------------------------------- ------------------
   Total.......................         $8,411.1            $565.3            $80,402.9          $641.6
                                  ================= ====================================== ==================
                                  ================= ====================================== ==================

   1999
   U.S.........................         $8,293.8            $505.5            $78,087.3          $834.3
   International...............            272.2             104.9              1,349.8           (24.6)
                                  ----------------- -------------------------------------- ------------------
                                  ----------------- -------------------------------------- ------------------
   Total.......................         $8,566.0            $610.4            $79,437.1          $809.7
                                  ================= ====================================== ==================

Long-lived assets include property and equipment and goodwill and other intangibles.

The Company's operations are not materially dependent on one or a few customers, brokers or agents, and revenues, assets and operating earnings are attributed to geographic location based on the country of domicile the sales originate from.

18. Stock Compensation Plans

On May 21, 2001, PFG approved and adopted the Stock Incentive Plan, Board of Directors' Stock Plan ("Directors' Stock Plan") and Employee Stock Purchase Plan ("Stock Purchase Plan"). In addition, the Long Term Performance Plan was amended to utilize stock as an option for payment. The Plan of Conversion of Principal Mutual Holding Company for its demutualization restricts the ability to use stock as a form of payment for awards under the Long Term Performance Plan until at least six months following completion of the IPO.

Under the terms of the Stock Incentive Plan, grants may be non-qualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units and stock appreciation rights. On November 26, 2001, a one-time, grant of non-qualified stock options was made under the Stock Incentive Plan to essentially all employees, including career agents who are statutory employees.

The Stock Incentive Plan has options exercisable at November 26, 2004. Total options granted under this plan amounted to 3.7 million options in 2001. Options outstanding under the Stock Incentive Plan were granted at a price equal to the market value of PFG's common stock on the date of grant, cliff-vest after a three-year period for employees still employed or under contract and expire ten years after the grant date.

The Directors' Stock Plan provides for the grant of nonqualified stock options, restricted stock, or restricted stock units to PFG's non-employee directors. The total number of shares to be issued under this plan may not exceed 500,000 shares. Options granted under the Directors' Stock Plan have an exercise price equal to the fair market value of the common stock on the date of the grant and a term equal to the earlier of three years from the date the participant ceases to provide service or the tenth anniversary of the date the option was granted. Options vest quarterly over a one-year period unless services to PFG cease, at which time, all vesting stops. There were no options, shares of restricted stock, or restricted stock units granted under this plan in 2001.

PFG also maintains its Long Term Performance Plan, which provides the opportunity for eligible executives to share in the success of PFG, if specified minimum corporate performance objectives are achieved over a three-year period. In 2001, the Company recorded compensation expense of $11.1 million related to the plan.

Under PFG's Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG's common stock on a quarterly basis. The Stock Purchase Plan provides that eligible employees may contribute 10% of the employee's salary or a maximum of $10,000 to the plan during any year. Employees may purchase shares of PFG's common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower. During 2001, employees purchased 320,406 shares under the Stock Purchase Plan at a price of 85% of the share's fair market value of $22.33 per share.

Pursuant to SFAS No. 123, Accounting for Stock-Based Compensation, PFG has elected to account for its stock option and stock purchase plans under the provisions of ABP Opinion No. 25, Accounting for Stock Issued to Employees, and, accordingly, employee options and stock purchases were excluded from compensation expense. However, compensation expense has been recognized for stock option awards issued to career agents using the fair value method as prescribed in FASB Interpretation No. 44, Accounting for Certain Transactions Involving Stock Compensation - An Interpretation of APB Opinion No. 25. In 2001, the Company recorded compensation expense of $13,570 related to the plan. If PFG had adopted the fair value method of SFAS No. 123, the impact on the Company's results of operations would not have been significant.

19. Subsequent Event

On February 1, 2002, the Company sold its remaining stake of 15.1 million shares in Coventry Health Care, Inc. common stock and a warrant, exercisable for approximately 3.1 million shares of Coventry common stock. Total estimated proceeds from the completion of this transaction are $325.2 million and the Company will recognize an estimated net realized capital gain of $183.1 million during the first quarter of 2002.

20. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations for 2001 and 2000:

                                                    For the three months ended during 2001
                                         March 31          June 30        September 30      December 31
                                     ----------------- ---------------- ----------------- -----------------
                                     ----------------------------------------------------------------------
                                                                 (in millions)

   Premiums and other considerations     $1,035.7          $   827.8         $1,071.0         $   861.2
   Net investment income............        816.3              797.6            779.9             816.9
   Net realized capital gains
     (losses).......................        (72.5)             (97.6)           (79.7)           (242.9)
   Total revenue....................      2,115.3            1,888.6          2,148.1           1,864.0

   Benefits, claims, and settlement
     expenses.......................      1,351.9            1,165.4          1,398.6           1,176.5
   Income before taxes and
     cumulative effect of
     accounting change..............        162.5              146.8            148.7              12.2
   Cumulative effect of
     accounting change..............        (10.7)               -                -                 -
   Net income.......................        120.7              115.8            113.7              16.9



                                                    For the three months ended during 2000
                                         March 31          June 30        September 30      December 31
                                     ----------------- ---------------- ----------------- -----------------
                                     ----------------------------------------------------------------------
                                                                 (in millions)

   Premiums and other considerations      $1,014.4         $   978.3       $   876.3          $1,060.3
   Net investment income............         788.2             760.4           754.6             812.3
   Net realized capital gains
     (losses).......................          81.3             (37.0)           46.5              61.0
   Total revenue....................       2,185.4           1,989.8         2,002.8           2,233.1

   Benefits, claims, and
     settlement expenses............       1,319.7           1,311.5         1,151.4           1,364.5
   Income before taxes and
     cumulative effect of
     accounting change..............         306.3              70.9           254.0             259.2
   Cumulative effect of
     accounting change..............           -                 -               -                 -
   Net income.......................         211.3              51.0           190.4             188.9

                                  APPENDIX - A
   SAMPLE ILLUSTRATIONS OF POLICY VALUES, SURRENDER VALUES AND DEATH BENEFITS

The following tables illustrate how the policy value, surrender value and death proceeds of the Policy may change with the investment experience of the Investment Accounts. The tables show how these amounts in the Policy vary over time if planned periodic premiums are paid annually and if the investment return of the assets in the Investment Accounts were a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The death benefits and values would be different from those shown if the return averaged 0%, 6% or 12%, but fluctuated above and below those averages during the year. Both death benefit option 1 and option 2 are illustrated.


The illustrations reflect a hypothetical Policy issued to a 45 year-old male non-smoker, Preferred class. Illustrations for younger males or for females would be more favorable than those presented. Illustrations for older males or smokers would be less favorable.
.. Illustrations 1 and 3 reflect current administrative and cost of insurance charges.
.. Illustrations 2, 4, 5 and 6 reflect the guaranteed maximum administration and cost of insurance charges. (Illustrations 5 and 6 reflect the guaranteed charges for Policies applied for in Texas only.)

The illustrations reflect all Policy charges including:
.. deductions from premiums for sales load and state and federal taxes;
.. monthly administration charges;
.. cost of insurance charge;
.. mortality and expense risks charge; and .. contingent deferred sales load that may be deducted if the Policy was fully surrendered or if it lapsed.

In addition, the illustrations reflect the average of fees and expenses of the Investment Accounts available through the Policy during the current fiscal year. The Managers of certain Investment Accounts have agreed to reimburse operating expenses, if necessary, to limit total operating expenses for those Investment Accounts. More information about the expense reimbursements can be found in the prospectuses for the underlying mutual fund which accompany this prospectus. There is no assurance that the fee reimbursement program will continue. In the future, fees and expenses of the Accounts may be more or less than those shown. Such changes would make the operating expenses actually incurred by an Account differ from the average rate used in the illustrations.


The illustrations are based on the assumption that:
.. payments are made according to the $4,000 annual target premium schedule; .. no values are allocated to the Fixed Account;
.. no changes are made to the death benefit option or face amount;
.. no policy loans and/or partial surrenders are made; and .. no riders are in effect.

Upon request, we will prepare a comparable illustration based upon the proposed insured's actual age, gender, smoking status, risk classification and desired Policy features. For those illustrations, you have option of selecting which Investment Accounts (and their specific fees and expenses) are used. If no selection is made, the illustration is run using a hypothetical average.


In advertisements or sales literature for the Policies that include performance data for one of more of the Investment Accounts, we may include policy values, surrender values and death benefit figures computed using the same methods that were used in creating the following illustrations. However, the actual average total rate of return for the specific Investment Account(s) will be used instead of the average used in the following illustrations. This information may be shown in the form of graphs, charts, tables and examples. It may include data for periods prior to the offering of the Policy for an Investment Account that has had performance during such prior period (with policy charges assumed to be equal to current charges for any period(s) prior to the offering of the Policy).

Illustration 1                  PRINCIPAL LIFE INSURANCE COMPANY
                                        PRINFLEX LIFE
PLANNED PREMIUM $4,000             MALE AGE 45 NON-SMOKER                                           Initial Face Amount $250,000
                                   ASSUMING CURRENT CHARGES                                         Death Benefit Option 1
                                      (All States)

----------------------------------------------------------------------------------------------------------------

                                                                  Death Benefit (2)
                                                                  Assuming Hypothetical Gross
                                                                  Annual Investment Return of
                                           ---------------------------------------------------------------

   End of          Accumulated                   0%                     6%                      12%
    Year           Premiums (1)              (-.9% Net)             (5.1% Net)              (11.1% Net)
--------------     -----------------       ---------------        ---------------         ----------------
      1                   $ 4,200               250,000                250,000                  250,000
      2                     8,610               250,000                250,000                  250,000
      3                    13,241               250,000                250,000                  250,000
      4                    18,103               250,000                250,000                  250,000
      5                    23,208               250,000                250,000                  250,000
      6                    28,568               250,000                250,000                  250,000
      7                    34,196               250,000                250,000                  250,000
      8                    40,106               250,000                250,000                  250,000
      9                    46,312               250,000                250,000                  250,000
     10                    52,827               250,000                250,000                  250,000
     11                    59,669               250,000                250,000                  250,000
     12                    66,852               250,000                250,000                  250,000
     13                    74,395               250,000                250,000                  250,000
     14                    82,314               250,000                250,000                  250,000
     15                    90,630               250,000                250,000                  250,000
     16                    99,361               250,000                250,000                  250,000
     17                   108,530               250,000                250,000                  250,000
     18                   118,156               250,000                250,000                  250,000
     19                   128,264               250,000                250,000                  250,000
     20                   138,877               250,000                250,000                  250,000
     25                   200,454               250,000                250,000                  414,104
     30                   279,043               250,000                250,000                  658,623

Illustration 1                  PRINCIPAL LIFE INSURANCE COMPANY
                                        PRINFLEX LIFE
PLANNED PREMIUM $4,000             MALE AGE 45 NON-SMOKER                                           Initial Face Amount $250,000
                                   ASSUMING CURRENT CHARGES                                         Death Benefit Option 1
                                      (All States)
--------------------------------------------------------------------------------------------------------------------------

                                                                         Accumulated Value (2)
                                                                       Assuming Hypothetical Gross
                                                                       Annual Investment Return of
                                            -----------------------------------------------------------------------

   End of          Accumulated                   0%                         6%                          12%
    Year           Premiums (1)              (-.9% Net)                 (5.1% Net)                  (11.1% Net)
--------------     -----------------        --------------             --------------             -----------------
      1                   $ 4,200                 2,959                      3,159                         3,360
      2                     8,610                 5,846                      6,430                         7,040
      3                    13,241                 8,630                      9,788                        11,042
      4                    18,103                11,340                     13,260                        15,427
      5                    23,208                13,974                     16,853                        20,233
      6                    28,568                16,528                     20,565                        25,500
      7                    34,196                19,000                     24,399                        31,274
      8                    40,106                21,376                     28,347                        37,595
      9                    46,312                23,644                     32,401                        44,509
     10                    52,827                25,964                     36,794                        52,408
     11                    59,669                28,284                     41,444                        61,236
     12                    66,852                30,542                     46,298                        71,026
     13                    74,395                32,746                     51,376                        81,898
     14                    82,314                34,918                     56,711                        93,997
     15                    90,630                36,988                     62,252                       107,412
     16                    99,361                38,935                     67,995                       122,290
     17                   108,530                40,746                     73,945                       138,809
     18                   118,156                42,411                     80,108                       157,172
     19                   128,264                43,920                     86,494                       177,615
     20                   138,877                45,277                     93,127                       200,415
     25                   200,454                49,069                    130,381                       356,986
     30                   279,043                43,793                    175,562                       615,535

Illustration 1                  PRINCIPAL LIFE INSURANCE COMPANY
                                        PRINFLEX LIFE
PLANNED PREMIUM $4,000             MALE AGE 45 NON-SMOKER                                           Initial Face Amount $250,000
                                   ASSUMING CURRENT CHARGES                                         Death Benefit Option 1
                                      (All States)
----------------------------------------------------------------------------------------------------------------

                                                                         Surrender Value (2)
                                                                     Assuming Hypothetical Gross
                                                                     Annual Investment Return of
                                           ----------------------------------------------------------------

   End of          Accumulated                  0%                        6%                    12%
    Year           Premiums (1)             (-.9% Net)                (5.1% Net)            (11.1% Net)
--------------     -----------------       --------------            --------------       -----------------
      1                   $ 4,200                  319                       519                     720
      2                     8,610                1,715                     2,300                   2,909
      3                    13,241                4,500                     5,657                   6,911
      4                    18,103                7,209                     9,130                  11,296
      5                    23,208                9,844                    12,722                  16,103
      6                    28,568               12,594                    16,631                  21,566
      7                    34,196               15,460                    20,859                  27,734
      8                    40,106               18,426                    25,397                  34,645
      9                    46,312               21,480                    30,237                  42,346
     10                    52,827               24,784                    35,614                  51,228
     11                    59,669               28,284                    41,444                  61,236
     12                    66,852               30,542                    46,298                  71,026
     13                    74,395               32,746                    51,376                  81,898
     14                    82,314               34,918                    56,711                  93,997
     15                    90,630               36,988                    62,252                 107,412
     16                    99,361               38,935                    67,995                 122,290
     17                   108,530               40,746                    73,945                 138,809
     18                   118,156               42,411                    80,108                 157,172
     19                   128,264               43,920                    86,494                 177,615
     20                   138,877               45,277                    93,127                 200,415
     25                   200,454               49,069                   130,381                 356,986
     30                   279,043               43,793                   175,562                 615,535

Illustration 2                  PRINCIPAL LIFE INSURANCE COMPANY
                                     PRINFLEX LIFE
PLANNED PREMIUM $4,000           MALE AGE 45 NON-SMOKER                                                 Initial Face Amount $250,000
                                     ASSUMING GUARANTEED CHARGES                                        Death Benefit Option 1
                                (All States Except Texas)

----------------------------------------------------------------------------------------------------------------

                                                                           Death Benefit (2)
                                                                       Assuming Hypothetical Gross
                                                                       Annual Investment Return of
                                          ---------------------------------------------------------------

   End of          Accumulated                  0%                     6%                     12%
    Year           Premiums (1)             (-.9% Net)             (5.1% Net)             (11.1% Net)
--------------     -----------------      ---------------        ---------------        -----------------
      1                   $ 4,200              250,000                250,000                  250,000
      2                     8,610              250,000                250,000                  250,000
      3                    13,241              250,000                250,000                  250,000
      4                    18,103              250,000                250,000                  250,000
      5                    23,208              250,000                250,000                  250,000
      6                    28,568              250,000                250,000                  250,000
      7                    34,196              250,000                250,000                  250,000
      8                    40,106              250,000                250,000                  250,000
      9                    46,312              250,000                250,000                  250,000
     10                    52,827              250,000                250,000                  250,000
     11                    59,669              250,000                250,000                  250,000
     12                    66,852              250,000                250,000                  250,000
     13                    74,395              250,000                250,000                  250,000
     14                    82,314              250,000                250,000                  250,000
     15                    90,630              250,000                250,000                  250,000
     16                    99,361              250,000                250,000                  250,000
     17                   108,530              250,000                250,000                  250,000
     18                   118,156              250,000                250,000                  250,000
     19                   128,264              250,000                250,000                  250,000
     20                   138,877              250,000                250,000                  250,000
     25                   200,454              250,000                250,000                  338,575
     30                   279,043                    -                250,000                  536,571

Illustration 2                  PRINCIPAL LIFE INSURANCE COMPANY
                                     PRINFLEX LIFE
PLANNED PREMIUM $4,000           MALE AGE 45 NON-SMOKER                                                 Initial Face Amount $250,000
                                     ASSUMING GUARANTEED CHARGES                                        Death Benefit Option 1
                                (All States Except Texas)

----------------------------------------------------------------------------------------------------------------

                                                                    Accumulated Value (2)
                                                                  Assuming Hypothetical Gross
                                                                  Annual Investment Return of
                                        -------------------------------------------------------------------

   End of          Accumulated               0%                        6%                        12%
    Year           Premiums (1)          (-.9% Net)                (5.1% Net)                (11.1% Net)
--------------     -----------------    -------------             --------------            ---------------
      1                   $ 4,200            2,706                      2,898                      3,091
      2                     8,610            5,335                      5,888                      6,465
      3                    13,241            7,855                      8,940                     10,119
      4                    18,103           10,262                     12,052                     14,076
      5                    23,208           12,552                     15,222                     18,365
      6                    28,568           14,716                     18,442                     23,011
      7                    34,196           16,745                     21,703                     28,042
      8                    40,106           18,625                     24,996                     33,490
      9                    46,312           20,343                     28,306                     39,386
     10                    52,827           22,028                     31,826                     46,066
     11                    59,669           23,635                     35,482                     53,473
     12                    66,852           25,050                     39,163                     61,579
     13                    74,395           26,264                     42,867                     70,470
     14                    82,314           27,257                     46,582                     80,239
     15                    90,630           28,004                     50,289                     90,988
     16                    99,361           28,480                     53,971                    102,843
     17                   108,530           28,655                     57,610                    115,952
     18                   118,156           28,480                     61,169                    130,477
     19                   128,264           27,909                     64,617                    146,626
     20                   138,877           26,892                     67,921                    164,646
     25                   200,454           13,182                     81,109                    291,875
     30                   279,043                -                     82,316                    501,469

Illustration 2                  PRINCIPAL LIFE INSURANCE COMPANY
                                     PRINFLEX LIFE
PLANNED PREMIUM $4,000           MALE AGE 45 NON-SMOKER                                                 Initial Face Amount $250,000
                                     ASSUMING GUARANTEED CHARGES                                        Death Benefit Option 1
                                (All States Except Texas)

---------------------------------------------------------------------------------------------------------------

                                                                     Surrender Value (2)
                                                                   Assuming Hypothetical Gross
                                                                   Annual Investment Return of
                                        -----------------------------------------------------------------

   End of          Accumulated               0%                        6%                        12%
    Year           Premiums (1)          (-.9% Net)                (5.1% Net)                  (11.1% Net)
--------------     -----------------    --------------            --------------             -----------------
      1                   $ 4,200                66                       258                      451
      2                     8,610             1,204                     1,757                    2,334
      3                    13,241             3,724                     4,810                    5,988
      4                    18,103             6,131                     7,922                    9,946
      5                    23,208             8,421                    11,091                   14,234
      6                    28,568            10,782                    14,508                   19,077
      7                    34,196            13,204                    18,163                   24,502
      8                    40,106            15,675                    22,045                   30,539
      9                    46,312            18,179                    26,142                   37,223
     10                    52,827            20,848                    30,646                   44,885
     11                    59,669            23,635                    35,482                   53,473
     12                    66,852            25,050                    39,163                   61,579
     13                    74,395            26,264                    42,867                   70,470
     14                    82,314            27,257                    46,582                   80,239
     15                    90,630            28,004                    50,289                   90,988
     16                    99,361            28,480                    53,971                  102,843
     17                   108,530            28,655                    57,610                  115,952
     18                   118,156            28,480                    61,169                  130,477
     19                   128,264            27,909                    64,617                  146,626
     20                   138,877            26,892                    67,921                  164,646
     25                   200,454            13,182                    81,109                  291,875
     30                   279,043                 -                    82,316                  501,469

Illustration 3                  PRINCIPAL LIFE INSURANCE COMPANY
                                       PRINFLEX LIFE
PLANNED PREMIUM $4,000             MALE AGE 45 NON-SMOKER                                               Initial Face Amount $250,000
                                   ASSUMING CURRENT CHARGES                                             Death Benefit Option 2
                                        (All States)

----------------------------------------------------------------------------------------------------------------

                                                                  Death Benefit (2)
                                                               Assuming Hypothetical Gross
                                                               Annual Investment Return of
                                           ---------------------------------------------------------------

   End of          Accumulated                   0%                     6%                      12%
    Year           Premiums (1)              (-.9% Net)             (5.1% Net)              (11.1% Net)
--------------     -----------------       ---------------        ---------------         ----------------
      1                   $ 4,200               252,951                253,150                  253,350
      2                     8,610               255,819                256,401                  257,008
      3                    13,241               258,577                259,726                  260,971
      4                    18,103               261,249                263,151                  265,298
      5                    23,208               263,836                266,681                  270,021
      6                    28,568               266,332                270,311                  275,174
      7                    34,196               268,734                274,041                  280,795
      8                    40,106               271,027                277,858                  286,914
      9                    46,312               273,195                281,747                  293,563
     10                    52,827               275,395                285,931                  301,108
     11                    59,669               277,573                290,325                  309,479
     12                    66,852               279,672                294,874                  318,697
     13                    74,395               281,702                299,596                  328,863
     14                    82,314               283,687                304,524                  340,105
     15                    90,630               285,544                309,581                  352,449
     16                    99,361               287,247                314,745                  365,986
     17                   108,530               288,781                320,004                  380,826
     18                   118,156               290,129                325,343                  397,092
     19                   128,264               291,280                330,752                  414,921
     20                   138,877               292,237                336,235                  434,484
     25                   200,454               293,227                363,859                  564,512
     30                   279,043               283,183                386,217                  767,277

Illustration 3                  PRINCIPAL LIFE INSURANCE COMPANY
                                       PRINFLEX LIFE
PLANNED PREMIUM $4,000             MALE AGE 45 NON-SMOKER                                               Initial Face Amount $250,000
                                   ASSUMING CURRENT CHARGES                                             Death Benefit Option 2
                                        (All States)
------------------------------------------------------------------------------------------------------------------------

                                                                         Accumulated Value (2)
                                                                       Assuming Hypothetical Gross
                                                                       Annual Investment Return of
                                            -----------------------------------------------------------------------

   End of          Accumulated                   0%                         6%                          12%
    Year           Premiums (1)              (-.9% Net)                 (5.1% Net)                  (11.1% Net)
--------------     -----------------        --------------             --------------             -----------------
      1                   $ 4,200                 2,951                      3,150                         3,350
      2                     8,610                 5,819                      6,401                         7,008
      3                    13,241                 8,577                      9,726                        10,971
      4                    18,103                11,249                     13,151                        15,298
      5                    23,208                13,836                     16,681                        20,021
      6                    28,568                16,332                     20,311                        25,174
      7                    34,196                18,734                     24,041                        30,795
      8                    40,106                21,027                     27,858                        36,914
      9                    46,312                23,195                     31,747                        43,563
     10                    52,827                25,395                     35,931                        51,108
     11                    59,669                27,573                     40,325                        59,479
     12                    66,852                29,672                     44,874                        68,697
     13                    74,395                31,702                     49,596                        78,863
     14                    82,314                33,687                     54,524                        90,105
     15                    90,630                35,544                     59,581                       102,449
     16                    99,361                37,247                     64,745                       115,986
     17                   108,530                38,781                     70,004                       130,826
     18                   118,156                40,129                     75,343                       147,092
     19                   128,264                41,280                     80,752                       164,921
     20                   138,877                42,237                     86,235                       184,484
     25                   200,454                43,227                    113,859                       314,512
     30                   279,043                33,183                    136,217                       517,277

Illustration 3                  PRINCIPAL LIFE INSURANCE COMPANY
                                       PRINFLEX LIFE
PLANNED PREMIUM $4,000             MALE AGE 45 NON-SMOKER                                               Initial Face Amount $250,000
                                   ASSUMING CURRENT CHARGES                                             Death Benefit Option 2
                                        (All States)
----------------------------------------------------------------------------------------------------------------

                                                                     Surrender Value (2)
                                                                    Assuming Hypothetical Gross
                                                                   Annual Investment Return of
                                           ----------------------------------------------------------------

   End of          Accumulated                  0%                        6%                    12%
    Year           Premiums (1)             (-.9% Net)                (5.1% Net)            (11.1% Net)
--------------     -----------------       --------------            --------------       -----------------
      1                   $ 4,200                  311                       510                     710
      2                     8,610                1,689                     2,271                   2,877
      3                    13,241                4,446                     5,595                   6,841
      4                    18,103                7,118                     9,021                  11,167
      5                    23,208                9,706                    12,550                  15,890
      6                    28,568               12,398                    16,377                  21,240
      7                    34,196               15,194                    20,501                  27,255
      8                    40,106               18,076                    24,907                  33,964
      9                    46,312               21,031                    29,583                  41,399
     10                    52,827               24,214                    34,751                  49,928
     11                    59,669               27,573                    40,325                  59,479
     12                    66,852               29,672                    44,874                  68,697
     13                    74,395               31,702                    49,596                  78,863
     14                    82,314               33,687                    54,524                  90,105
     15                    90,630               35,544                    59,581                 102,449
     16                    99,361               37,247                    64,745                 115,986
     17                   108,530               38,781                    70,004                 130,826
     18                   118,156               40,129                    75,343                 147,092
     19                   128,264               41,280                    80,752                 164,921
     20                   138,877               42,237                    86,235                 184,484
     25                   200,454               43,227                   113,859                 314,512
     30                   279,043               33,183                   136,217                 517,277

Illustration 4               PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
PLANNED PREMIUM $4,000          MALE AGE 45 NON-SMOKER                                                  Initial Face Amount $250,000
                              ASSUMING GUARANTEED CHARGES                                               Death Benefit Option 2
                               (All States Except Texas)

----------------------------------------------------------------------------------------------------------------

                                                                   Death Benefit (2)
                                                               Assuming Hypothetical Gross
                                                               Annual Investment Return of
                                          ---------------------------------------------------------------

   End of          Accumulated                  0%                     6%                     12%
    Year           Premiums (1)             (-.9% Net)             (5.1% Net)             (11.1% Net)
--------------     -----------------      ---------------        ---------------        -----------------
      1                   $ 4,200              252,695                252,886                  253,078
      2                     8,610              255,302                255,852                  256,425
      3                    13,241              257,789                258,864                  260,032
      4                    18,103              260,149                261,918                  263,916
      5                    23,208              262,379                265,007                  268,099
      6                    28,568              264,468                268,119                  272,596
      7                    34,196              266,403                271,242                  277,425
      8                    40,106              268,170                274,357                  282,599
      9                    46,312              269,752                277,443                  288,134
     10                    52,827              271,274                280,678                  294,329
     11                    59,669              272,687                283,979                  301,102
     12                    66,852              273,876                287,224                  308,386
     13                    74,395              274,830                290,397                  316,222
     14                    82,314              275,528                293,470                  324,643
     15                    90,630              275,940                296,405                  333,679
     16                    99,361              276,040                299,164                  343,365
     17                   108,530              275,797                301,704                  353,733
     18                   118,156              275,160                303,956                  364,799
     19                   128,264              274,085                305,856                  376,587
     20                   138,877              272,524                307,334                  389,120
     25                   200,454              256,003                305,859                  464,142
     30                   279,043                    -                278,563                  560,387

Illustration 4               PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
PLANNED PREMIUM $4,000          MALE AGE 45 NON-SMOKER                                                  Initial Face Amount $250,000
                              ASSUMING GUARANTEED CHARGES                                               Death Benefit Option 2
                               (All States Except Texas)
--------------------------------------------------------------------------------------------------------------------

                                                                      Accumulated Value (2)
                                                                 Assuming Hypothetical Gross
                                                                 Annual Investment Return of
                                          -------------------------------------------------------------------

   End of          Accumulated                 0%                        6%                        12%
    Year           Premiums (1)            (-.9% Net)                (5.1% Net)                (11.1% Net)
--------------     -----------------      -------------             --------------            ---------------
      1                   $ 4,200              2,695                      2,886                      3,078
      2                     8,610              5,302                      5,852                      6,425
      3                    13,241              7,789                      8,864                     10,032
      4                    18,103             10,149                     11,918                     13,916
      5                    23,208             12,379                     15,007                     18,099
      6                    28,568             14,468                     18,119                     22,596
      7                    34,196             16,403                     21,242                     27,425
      8                    40,106             18,170                     24,357                     32,599
      9                    46,312             19,752                     27,443                     38,134
     10                    52,827             21,274                     30,678                     44,329
     11                    59,669             22,687                     33,979                     51,102
     12                    66,852             23,876                     37,224                     58,386
     13                    74,395             24,830                     40,397                     66,222
     14                    82,314             25,528                     43,470                     74,643
     15                    90,630             25,940                     46,405                     83,679
     16                    99,361             26,040                     49,164                     93,365
     17                   108,530             25,797                     51,704                    103,733
     18                   118,156             25,160                     53,956                    114,799
     19                   128,264             24,085                     55,856                    126,587
     20                   138,877             22,524                     57,334                    139,120
     25                   200,454              6,003                     55,859                    214,142
     30                   279,043                  -                     28,563                    310,387

Illustration 4               PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
PLANNED PREMIUM $4,000          MALE AGE 45 NON-SMOKER                                                  Initial Face Amount $250,000
                              ASSUMING GUARANTEED CHARGES                                               Death Benefit Option 2
                               (All States Except Texas)
----------------------------------------------------------------------------------------------------------------

                                                                       Surrender Value (2)
                                                              Assuming Hypothetical Gross
                                                              Annual Investment Return of
                                          -----------------------------------------------------------------

   End of          Accumulated                 0%                        6%                        12%
    Year           Premiums (1)            (-.9% Net)                (5.1% Net)                  (11.1% Net)
--------------     -----------------      --------------            --------------             -----------------
      1                   $ 4,200                  55                       246                      438
      2                     8,610               1,171                     1,721                    2,294
      3                    13,241               3,658                     4,733                    5,901
      4                    18,103               6,019                     7,787                    9,785
      5                    23,208               8,248                    10,876                   13,968
      6                    28,568              10,533                    14,185                   18,662
      7                    34,196              12,862                    17,702                   23,884
      8                    40,106              15,219                    21,406                   29,649
      9                    46,312              17,589                    25,279                   35,971
     10                    52,827              20,094                    29,498                   43,149
     11                    59,669              22,687                    33,979                   51,102
     12                    66,852              23,876                    37,224                   58,386
     13                    74,395              24,830                    40,397                   66,222
     14                    82,314              25,528                    43,470                   74,643
     15                    90,630              25,940                    46,405                   83,679
     16                    99,361              26,040                    49,164                   93,365
     17                   108,530              25,797                    51,704                  103,733
     18                   118,156              25,160                    53,956                  114,799
     19                   128,264              24,085                    55,856                  126,587
     20                   138,877              22,524                    57,334                  139,120
     25                   200,454               6,003                    55,859                  214,142
     30                   279,043                   -                    28,563                  310,387

Illustration 5              PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
PLANNED PREMIUM $4,000          MALE AGE 45 NON-SMOKER                                                  Initial Face Amount $250,000
                              ASSUMING GUARANTEED CHARGES                                               Death Benefit Option 1
                                  (Texas Only)

----------------------------------------------------------------------------------------------------------------

                                                                   Death Benefit (2)
                                                              Assuming Hypothetical Gross
                                                              Annual Investment Return of
                                          ---------------------------------------------------------------

   End of          Accumulated                  0%                     6%                     12%
    Year           Premiums (1)             (-.9% Net)             (5.1% Net)             (11.1% Net)
--------------     -----------------      ---------------        ---------------        -----------------
      1                   $ 4,200              250,000                250,000                  250,000
      2                     8,610              250,000                250,000                  250,000
      3                    13,241              250,000                250,000                  250,000
      4                    18,103              250,000                250,000                  250,000
      5                    23,208              250,000                250,000                  250,000
      6                    28,568              250,000                250,000                  250,000
      7                    34,196              250,000                250,000                  250,000
      8                    40,106              250,000                250,000                  250,000
      9                    46,312              250,000                250,000                  250,000
     10                    52,827              250,000                250,000                  250,000
     11                    59,669              250,000                250,000                  250,000
     12                    66,852              250,000                250,000                  250,000
     13                    74,395              250,000                250,000                  250,000
     14                    82,314              250,000                250,000                  250,000
     15                    90,630              250,000                250,000                  250,000
     16                    99,361              250,000                250,000                  250,000
     17                   108,530              250,000                250,000                  250,000
     18                   118,156              250,000                250,000                  250,000
     19                   128,264              250,000                250,000                  250,000
     20                   138,877              250,000                250,000                  250,000
     25                   200,454              250,000                250,000                  338,631
     30                   279,043                    -                250,000                  536,701

Illustration 5              PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
PLANNED PREMIUM $4,000          MALE AGE 45 NON-SMOKER                                                  Initial Face Amount $250,000
                              ASSUMING GUARANTEED CHARGES                                               Death Benefit Option 1
                                  (Texas Only)

----------------------------------------------------------------------------------------------------------------

                                                                      Accumulated Value (2)
                                                                 Assuming Hypothetical Gross
                                                                 Annual Investment Return of
                                          -------------------------------------------------------------------

   End of          Accumulated                 0%                        6%                        12%
    Year           Premiums (1)            (-.9% Net)                (5.1% Net)                (11.1% Net)
--------------     -----------------      -------------             --------------            ---------------
      1                   $ 4,200              2,706                      2,898                      3,091
      2                     8,610              5,335                      5,888                      6,465
      3                    13,241              7,855                      8,940                     10,119
      4                    18,103             10,262                     12,052                     14,076
      5                    23,208             12,552                     15,222                     18,365
      6                    28,568             14,716                     18,442                     23,011
      7                    34,196             16,745                     21,703                     28,042
      8                    40,106             18,625                     24,996                     33,490
      9                    46,312             20,343                     28,306                     39,386
     10                    52,827             22,028                     31,826                     46,066
     11                    59,669             23,635                     35,482                     53,473
     12                    66,852             25,050                     39,163                     61,579
     13                    74,395             26,264                     42,867                     70,470
     14                    82,314             27,257                     46,582                     80,239
     15                    90,630             28,006                     50,291                     90,990
     16                    99,361             28,484                     53,975                    102,847
     17                   108,530             28,661                     57,616                    115,957
     18                   118,156             28,491                     61,180                    130,486
     19                   128,264             27,925                     64,632                    146,638
     20                   138,877             26,914                     67,943                    164,662
     25                   200,454             13,279                     81,203                    291,923
     30                   279,043                  -                     82,642                    501,589

Illustration 5              PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
PLANNED PREMIUM $4,000          MALE AGE 45 NON-SMOKER                                                  Initial Face Amount $250,000
                              ASSUMING GUARANTEED CHARGES                                               Death Benefit Option 1
                                  (Texas Only)

----------------------------------------------------------------------------------------------------------------

                                                                       Surrender Value (2)
                                                                Assuming Hypothetical Gross
                                                                Annual Investment Return of
                                          -----------------------------------------------------------------

   End of          Accumulated                 0%                        6%                        12%
    Year           Premiums (1)            (-.9% Net)                (5.1% Net)                  (11.1% Net)
--------------     -----------------      --------------            --------------             -----------------
      1                   $ 4,200                  66                       258                      451
      2                     8,610               1,204                     1,757                    2,334
      3                    13,241               3,724                     4,810                    5,988
      4                    18,103               6,131                     7,922                    9,946
      5                    23,208               8,421                    11,091                   14,234
      6                    28,568              10,782                    14,508                   19,077
      7                    34,196              13,204                    18,163                   24,502
      8                    40,106              15,675                    22,045                   30,539
      9                    46,312              18,179                    26,142                   37,223
     10                    52,827              20,848                    30,646                   44,885
     11                    59,669              23,635                    35,482                   53,473
     12                    66,852              25,050                    39,163                   61,579
     13                    74,395              26,264                    42,867                   70,470
     14                    82,314              27,257                    46,582                   80,239
     15                    90,630              28,006                    50,291                   90,990
     16                    99,361              28,484                    53,975                  102,847
     17                   108,530              28,661                    57,616                  115,957
     18                   118,156              28,491                    61,180                  130,486
     19                   128,264              27,925                    64,632                  146,638
     20                   138,877              26,914                    67,943                  164,662
     25                   200,454              13,279                    81,203                  291,923
     30                   279,043                   -                    82,642                  501,589

Illustration 6              PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
PLANNED PREMIUM $4,000         MALE AGE 45 NON-SMOKER                                                   Initial Face Amount $250,000
                             ASSUMING GUARANTEED CHARGES                                                Death Benefit Option 2
                                  (Texas Only)

----------------------------------------------------------------------------------------------------------------

                                                                   Death Benefit (2)
                                                              Assuming Hypothetical Gross
                                                              Annual Investment Return of
                                          ---------------------------------------------------------------

   End of          Accumulated                  0%                     6%                     12%
    Year           Premiums (1)             (-.9% Net)             (5.1% Net)             (11.1% Net)
--------------     -----------------      ---------------        ---------------        -----------------
      1                   $ 4,200              252,695                252,886                  253,078
      2                     8,610              255,302                255,852                  256,425
      3                    13,241              257,789                258,864                  260,032
      4                    18,103              260,149                261,918                  263,916
      5                    23,208              262,379                265,007                  268,099
      6                    28,568              264,468                268,119                  272,596
      7                    34,196              266,403                271,242                  277,425
      8                    40,106              268,170                274,357                  282,599
      9                    46,312              269,752                277,443                  288,134
     10                    52,827              271,274                280,678                  294,329
     11                    59,669              272,687                283,979                  301,102
     12                    66,852              273,876                287,224                  308,386
     13                    74,395              274,830                290,397                  316,222
     14                    82,314              275,528                293,470                  324,643
     15                    90,630              275,942                296,408                  333,682
     16                    99,361              276,045                299,170                  343,370
     17                   108,530              275,804                301,712                  353,742
     18                   118,156              275,172                303,969                  364,814
     19                   128,264              274,102                305,876                  376,609
     20                   138,877              272,548                307,362                  389,152
     25                   200,454              256,102                305,980                  464,293
     30                   279,043                    -                278,956                  560,911

Illustration 6              PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
PLANNED PREMIUM $4,000         MALE AGE 45 NON-SMOKER                                                   Initial Face Amount $250,000
                             ASSUMING GUARANTEED CHARGES                                                Death Benefit Option 2
                                  (Texas Only)

----------------------------------------------------------------------------------------------------------------

                                                                      Accumulated Value (2)
                                                                 Assuming Hypothetical Gross
                                                                 Annual Investment Return of
                                          -------------------------------------------------------------------

   End of          Accumulated                 0%                        6%                        12%
    Year           Premiums (1)            (-.9% Net)                (5.1% Net)                (11.1% Net)
--------------     -----------------      -------------             --------------            ---------------
      1                   $ 4,200              2,695                      2,886                      3,078
      2                     8,610              5,302                      5,852                      6,425
      3                    13,241              7,789                      8,864                     10,032
      4                    18,103             10,149                     11,918                     13,916
      5                    23,208             12,379                     15,007                     18,099
      6                    28,568             14,468                     18,119                     22,596
      7                    34,196             16,403                     21,242                     27,425
      8                    40,106             18,170                     24,357                     32,599
      9                    46,312             19,752                     27,443                     38,134
     10                    52,827             21,274                     30,678                     44,329
     11                    59,669             22,687                     33,979                     51,102
     12                    66,852             23,876                     37,224                     58,386
     13                    74,395             24,830                     40,397                     66,222
     14                    82,314             25,528                     43,470                     74,643
     15                    90,630             25,942                     46,408                     83,682
     16                    99,361             26,045                     49,170                     93,370
     17                   108,530             25,804                     51,712                    103,742
     18                   118,156             25,172                     53,969                    114,814
     19                   128,264             24,102                     55,876                    126,609
     20                   138,877             22,548                     57,362                    139,152
     25                   200,454              6,102                     55,980                    214,293
     30                   279,043                  -                     28,956                    310,911

Illustration 6              PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
PLANNED PREMIUM $4,000         MALE AGE 45 NON-SMOKER                                                   Initial Face Amount $250,000
                             ASSUMING GUARANTEED CHARGES                                                Death Benefit Option 2
                                  (Texas Only)

----------------------------------------------------------------------------------------------------------------

                                                                       Surrender Value (2)
                                                                Assuming Hypothetical Gross
                                                                Annual Investment Return of
                                          -----------------------------------------------------------------

   End of          Accumulated                 0%                        6%                        12%
    Year           Premiums (1)            (-.9% Net)                (5.1% Net)                  (11.1% Net)
--------------     -----------------      --------------            --------------             -----------------
      1                   $ 4,200                  55                       246                      438
      2                     8,610               1,171                     1,721                    2,294
      3                    13,241               3,658                     4,733                    5,901
      4                    18,103               6,019                     7,787                    9,785
      5                    23,208               8,248                    10,876                   13,968
      6                    28,568              10,533                    14,185                   18,662
      7                    34,196              12,862                    17,702                   23,884
      8                    40,106              15,219                    21,406                   29,649
      9                    46,312              17,589                    25,279                   35,971
     10                    52,827              20,094                    29,498                   43,149
     11                    59,669              22,687                    33,979                   51,102
     12                    66,852              23,876                    37,224                   58,386
     13                    74,395              24,830                    40,397                   66,222
     14                    82,314              25,528                    43,470                   74,643
     15                    90,630              25,942                    46,408                   83,682
     16                    99,361              26,045                    49,170                   93,370
     17                   108,530              25,804                    51,712                  103,742
     18                   118,156              25,172                    53,969                  114,814
     19                   128,264              24,102                    55,876                  126,609
     20                   138,877              22,548                    57,362                  139,152
     25                   200,454               6,102                    55,980                  214,293
     30                   279,043                   -                    28,956                  310,911

                                      APPENDIX B
                                    TARGET PREMIUMS
                             ANNUAL PER $1,000 FACE AMOUNT
                                 NONSMOKER AND SMOKER

     AGE*         MALE     FEMALE     UNISEX    AGE*      MALE       FEMALE     UNISEX
     ----         ----     ------     ------    ----      ----      -------     ------
      0          $ 3.50    $ 2.83     $ 3.41     43      $  2.91    $ 10.82     $ 12.64
      1            3.50      2.83       3.41     44        13.59      11.36       13.30
      2            3.50      2.83       3.41     45        14.31      11.93       14.00
      3            3.50      2.83       3.41     46        15.09      12.53       14.76
      4            3.50      2.83       3.41     47        15.90      13.16       15.54
      5            3.50      2.83       3.41     48        16.77      13.83       16.39
      6            3.50      2.83       3.41     49        17.70      14.54       17.29
      7            3.50      2.83       3.41     50        18.68      15.30       18.24
      8            3.50      2.83       3.41     51        19.74      16.10       19.27
      9            3.50      2.83       3.41     52        20.86      16.94       20.35
      10           3.50      2.83       3.41     53        22.05      17.85       21.50
      11           3.65      2.91       3.55     54        23.32      18.80       22.73
      12           3.80      3.00       3.70     55        24.67      19.82       24.04
      13           3.95      3.08       3.84     56        26.11      20.90       25.43
      14           4.10      3.17       3.98     57        27.65      22.05       26.92
      15           4.25      3.25       4.12     58        29.30      23.29       28.52
      16           4.62      3.63       4.49     59        31.05      24.62       30.21
      17           4.99      4.00       4.86     60        32.93      26.06       32.04
      18           5.36      4.38       5.23     61        34.94      27.60       33.99
      19           5.73      4.75       5.60     62        37.10      29.26       36.08
      20           6.10      5.13       5.97     63        39.40      31.06       38.32
      21           6.11      5.16       5.99     64        41.86      32.97       40.70
      22           6.12      5.20       6.00     65        44.48      35.02       43.25
      23           6.13      5.23       6.01     66        47.29      37.21       45.98
      24           6.14      5.27       6.03     67        50.30      39.58       48.91
      25           6.15      5.30       6.04     68        53.52      42.14       52.04
      26           6.29      5.42       6.18     69        56.98      44.93       55.41
      27           6.43      5.54       6.31     70        60.71      47.98       59.06
      28           6.57      5.65       6.45     71        64.73      51.30       62.98
      29           6.71      5.77       6.59     72        69.02      54.93       67.19
      30           6.85      5.89       6.73     73        73.62      58.86       71.70
      31           7.17      6.16       7.04     74        78.48      63.12       76.48
      32           7.51      6.44       7.37     75        83.65      67.71       81.58
      33           7.87      6.74       7.72     76        87.77      71.45       85.65
      34           8.26      7.06       8.10     77        91.89      75.20       89.72
      35           8.66      7.40       8.50     78        96.00      78.94       93.78
      36           9.10      7.76       8.93     79       100.12      82.69       97.85
      37           9.55      8.13       9.37     80       104.24      86.43      101.92
      38          10.03      8.53       9.84     81       113.32      95.74      111.03
      39          10.54      8.94      10.33     82       122.40     105.05      120.14
      40          11.09      9.38      10.87     83       131.48     114.36      129.25
      41          11.66      9.83      11.42     84       140.56     123.67      138.36
      42          12.26     10.32      12.01     85       149.64     132.98      147.47
*Last Birthday

                          PART II. OTHER INFORMATION


                           UNDERTAKING TO FILE REPORTS
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter adopted under the authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter had been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT



This registration statement comprises the following papers and documents:

     The facing sheet;

     The prospectus, consisting of 146 pages;

     The undertaking to file reports;

     The undertaking pursuant to Rule 484;

     Representations  pursuant  to Section 26 of the  Investment  Company Act of
          1940;

     The signatures;

     Written consents of the following persons:

          G.R. Narber, Esq.(Filed January 8, 1996)

     The following exhibits:

1.             Copies  of  all   exhibits   required  by   paragraph  A  of  the
               instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:

1.A(1) Resolution of Executive Committee of Board of Directors of Principal Life Insurance Company establishing the Variable Life Separate Account.(*Filed January 8, 1996)

1.A(3)(a)      Distribution Agreement between Princor Financial Services
               Corporation and Principal Life Insurance Company.
               (*Filed January 8, 1996)

1.A(3)(a)(i)   Form of Selling Agreement. (@Filed December 19, 1997)

1.A(3)(b)      Registered Representative Agreement.(*Filed January 8, 1996)

1.A(3)(c)      Schedule of sales commissions.(*Filed January 8, 1996)

1.A(5)(a)      Form of PrinFlex Life Insurance Policy.(**Filed June 5, 1996)

1.A(5)(a)(i)   Cost of Living Increase Rider.(**Filed June 5, 1996)

1.A(5)(a)(ii)  Waiver of Monthly Policy Charge Rider.(**Filed June 5, 1996)

1.A(5)(a)(iii) Waiver of Specified Premium Rider.(**Filed June 5, 1996)

1.A(5)(a)(iv)  Accidental Death Benefit Rider.(*Filed January 8, 1996)

1.A(5)(a)(v)   Children Term Insurance Rider.(**Filed June 5, 1996)

1.A(5)(a)(vi)  Spouse Term Insurance Rider.(**Filed June 5, 1996)

1.A(5)(a)(vii) Change of Insured Rider.(**Filed June 5, 1996)

1.A(5)(a)(viii)Death Benefit Guarantee Rider.(**Filed June 5, 1996)

1.A(5)(a)(ix)  Salary Increase Rider.(**Filed June 5, 1996)

1.A(5)(a)(x)   Extra Protection Increase Rider.(**Filed June 5, 1996)

1.A(5)(a)(xi)  Accounting Benefits Rider.(*Filed January 8, 1996)

1.A(5)(a)(xii) Extended Coverage Rider.(*Filed June 5, 1996)

1.A(5)(a)(xiii)Accelerated Benefits Rider.(*Filed January 8, 1996)

1.A(5)(b)      Form of PrinFlex Life Insurance Policy - Unisex Version.
               (**Filed June 5, 1996)

1.A(5)(b)(i)   Accidental Death Benefit Rider.(**Filed January 8, 1996)

1.A(5)(b)(ii)  Children Term Insurance Rider.(**Filed June 5, 1996)

1.A(5)(b)(iii) Spouse Term Insurance Rider.(**Filed June 5, 1996)

1.A(5)(b)(iv)  Change of Insured Rider.(**Filed June 5, 1996)

1.A(5)(b)(v)   Death Benefit Guarantee Rider.(**Filed June 5, 1996)

1.A(6)(a)      Articles of Incorporation, as Amended of Principal Life
               Insurance Company.@@

1.A(6)(b)      By-laws of Principal Life Insurance Company.@@

1.A(10)        Form of Application for PrinFlex Life Insurance Policy.
               (*Filed January 8, 1996)@@

1.A(10)(b)     Form of Supplemental Application for PrinFlex Life Insurance
               Policy.(**Filed June 5, 1996)

2. Opinion and consent of G. R. Narber, Senior Vice President and General Counsel of Principal Life Insurance Company.
               (*Filed January 8, 1996)

3.             Financial Statement Schedules *, @@@

4.             Not applicable.

5.             Not applicable.

6.             Consent of Ernst & Young LLP.@@@

7. Description of Issuance, Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii).(***Filed October 23, 1996)

8.             Powers of Attorney of Directors of Principal  Life
               Insurance Company.(*, ***, +, ++, =)@@@

9.             Opinion and consent of Lisa Butterbaugh, Associate Actuary.@@@


---------------------------
  * Filed by Initial Filing.
 ** Filed by Amendment No. 1.
*** Filed by Amendment No. 2.
  @ Filed by Amendment No. 3.
+   Filed by Amendment No. 6.
++  Filed by Amendment No. 7.
@@  Filed by Amendment No. 8.
=   Filed by Amendment No. 9.
+++ Filed by Amendment No. 11.
@@@ Filed by Amendment No. 12.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 30th day of April, 2002.



                          PRINCIPAL LIFE INSURANCE COMPANY
                          VARIABLE LIFE SEPARATE ACCOUNT
                                      (Registrant)


                         By:  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman            April 30, 2002
--------------------           and CEO
J. B. Griswell


/s/ D. C. Cunningham           Vice President and             April 30, 2002
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Executive Vice President and   April 30, 2002
--------------------           Chief Financial Officer
M. H. Gersie                   (Principal Financial Officer)


  (B. J. Bernard)*             Director                       April 30, 2002
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                       April 30, 2002
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                       April 30, 2002
--------------------
G. E. Costley


  (D. J. Drury)*               Director                       April 30, 2002
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                       April 30, 2002
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                       April 30, 2002
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                       April 30, 2002
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                       April 30, 2002
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                       April 30, 2002
--------------------
R. L. Keyser


  (V. H. Loewenstein)*         Director                       April 30, 2002
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                       April 30, 2002
--------------------
R. D. Pearson


  (F. F. Pena)*                Director                       April 30, 2002
--------------------
F. F. Pena


  (D. M. Stewart)*             Director                       April 30, 2002
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                       April 30, 2002
--------------------
E. E. Tallett


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included

                               POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned director of Principal Life Insurance Company, an Iowa corporation (the "Company"), hereby constitutes and appoints M. H. Gersie, J. B. Griswell, K. E. Shaff and J. N. Hoffman, and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name, place and stead of the undersigned, to execute and file any of the documents referred to below relating to registration under the Securities Act of 1933 with respect to flexible premium variable life insurance contracts, with premiums received in connection with such contracts held in the Principal Life Insurance Company Variable Life Separate Account on Form S-6 or other forms under the Securities Act of 1933, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned director has hereunto set his hand this 30th day of April, 2002.

                                               /s/Sandra L. Helton
                                               ____________________________
                                               Sandra L. Helton


                               POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned director of Principal Life Insurance Company, an Iowa corporation (the "Company"), hereby constitutes and appoints M. H. Gersie, J. B. Griswell, K. E. Shaff and J. N. Hoffman, and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name, place and stead of the undersigned, to execute and file any of the documents referred to below relating to registration under the Securities Act of 1933 with respect to flexible premium variable life insurance contracts, with premiums received in connection with such contracts held in the Principal Life Insurance Company Variable Life Separate Account on Form S-6 or other forms under the Securities Act of 1933, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned director has hereunto set his hand this 30th day of April, 2002.

                                               /s/G. E. Costley
                                               ____________________________
                                               G. E. Costley

                               POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned director of Principal Life Insurance Company, an Iowa corporation (the "Company"), hereby constitutes and appoints M. H. Gersie, J. B. Griswell, K. E. Shaff and J. N. Hoffman, and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name, place and stead of the undersigned, to execute and file any of the documents referred to below relating to registration under the Securities Act of 1933 with respect to flexible premium variable life insurance contracts, with premiums received in connection with such contracts held in the Principal Life Insurance Company Variable Life Separate Account on Form S-6 or other forms under the Securities Act of 1933, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned director has hereunto set his hand this 30th day of April, 2002.

                                               /s/R. L. Keyser
                                               ____________________________
                                               R. L. Keyser